UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08932

Artisan Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Janet D. Olsen	Alyssa Albertelli
Artisan Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	One Metro Center
Milwaukee, Wisconsin 53202	700 12th Street, N.W., Suite 900
Washington, D.C. 20005-3948

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 9/30/09

Date of reporting period: 3/31/09

Item 1.	Reports to Shareholders.

SEMIANNUAL

R E P O R T

March 31, 2009

ARTISAN GLOBAL VALUE FUND

ARTISAN INTERNATIONAL FUND

ARTISAN INTERNATIONAL SMALL CAP FUND

ARTISAN INTERNATIONAL VALUE FUND

ARTISAN MID CAP FUND

ARTISAN MID CAP VALUE FUND

ARTISAN OPPORTUNISTIC GROWTH FUND

ARTISAN OPPORTUNISTIC VALUE FUND

ARTISAN SMALL CAP FUND

ARTISAN SMALL CAP VALUE FUND

ARTISAN

ARTISAN FUNDS, INC.

INVESTOR SHARES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of Artisan Funds. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For a prospectus, which contains that information and more information about each Fund, please call 800.344.1770 or visit our website at www.artisanfunds.com. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2009. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund offer other classes of shares. A report on each of the other classes is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Global Value Fund
4	Artisan International Fund
6	Artisan International Small Cap Fund
8	Artisan International Value Fund
10	Artisan Mid Cap Fund
12	Artisan Mid Cap Value Fund
14	Artisan Opportunistic Growth Fund
16	Artisan Opportunistic Value Fund
18	Artisan Small Cap Fund
20	Artisan Small Cap Value Fund

22	SCHEDULES OF INVESTMENTS
22	Artisan Global Value Fund
24	Artisan International Fund
27	Artisan International Small Cap Fund
29	Artisan International Value Fund
31	Artisan Mid Cap Fund
34	Artisan Mid Cap Value Fund
36	Artisan Opportunistic Growth Fund
38	Artisan Opportunistic Value Fund
40	Artisan Small Cap Fund
43	Artisan Small Cap Value Fund

46	STATEMENTS OF ASSETS AND LIABILITIES

50	STATEMENTS OF OPERATIONS

54	STATEMENTS OF CHANGES IN NET ASSETS

58	FINANCIAL HIGHLIGHTS

64	NOTES TO FINANCIAL STATEMENTS

81	SHAREHOLDER EXPENSE EXAMPLE

84	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

91	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

93	PROXY VOTING POLICIES AND PROCEDURES

94	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN GLOBAL VALUE FUND (ARTGX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Global Value Fund employs a bottom-up investment process to construct a diversified portfolio of securities of undervalued U.S. and non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team considers to be high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to the team’s estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in common stocks and other equity securities, both within and outside the U.S., with market capitalizations of at least $2 billion at the time of initial purchase.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/10/2007 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	Since Inception
Artisan Global Value Fund	-33.45%	-32.56%
MSCI ACWI (All Country World Index) IndexSM	-43.10	-41.12

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses to no more than 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. In addition, the outside directors of Artisan Funds waived that portion of their fees allocable to the Fund through September 30, 2008. Absent that expense waiver, the Fund’s performance would have been lower. See page 92 for a description of each index.

INVESTING ENVIRONMENT

Global equities suffered additional losses during the six-month period ended March 31, 2009. Governments adopted an increasingly activist role in order to stem the decline and restore confidence, but investors remained concerned about declining economic conditions and continued instability in the world’s financial systems. Market weakness centered largely on financials, but every market sector ended the period with double-digit losses. Returns were similar on a regional basis as all major developed and emerging markets declined.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	26.7%	14.6%
Consumer Staples	10.4	15.3
Energy	—	2.7
Financials	19.4	22.8
Healthcare	15.6	11.0
Industrials	11.0	15.0
Information Technology	11.1	12.3
Telecommunication Services	1.8	2.2
Other assets less liabilities	4.0	4.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Global Value Fund declined -28.17% during the period, holding up better than the MSCI All Country World IndexSM, which decreased -30.68% over the same period.

We remained focused on the intersection of balance sheet strength, business quality and valuation.

Performance of the following stocks had a positive impact on the portfolio during the six-month period: Google Inc., a search engine provider; Publicis Groupe, a French advertising services company; and Arch Capital Group Ltd., a provider of reinsurance and insurance products. Our worst performers included: Mohawk Industries, Inc., a provider of floor coverings in the U.S.; American Express Company, a credit card and business services company; Marsh & McLennan Companies, Inc., an insurance broker; Tyco Electronics Ltd., a U.S. electronic components manufacturer; and International Speedway Corporation, a promoter of motorsports activities in the U.S.

REGION ALLOCATION

Region	9/30/08	3/31/09
Americas	47.3%	49.4%
Europe	38.5	35.4
Pacific Basin	7.2	6.9
Emerging Markets	3.0	4.2

As a percentage of total net assets.

FUND CHANGES

During the period, we found several valuation opportunities. We continued to invest in certain holdings as their valuations fell and made new investments where we believed the risk/reward balance was more favorable than it was for those companies already in the portfolio. New purchases included previously mentioned Google Inc. and Publicis Groupe. We also added The Procter & Gamble Company, a consumer products manufacturer; 3M Company, a diversified global manufacturer; Daiwa Securities Group Inc., a Japanese financial services firm; and European integrated oil companies Total SA and Royal Dutch Shell PLC.

We exited a number of positions during the period, including Sekisui House, Ltd., Mattel, Inc., Neopost SA, Sanofi-Aventis, International Speedway Corporation, Nokia Corporation and Sodexo.

ARTISAN INTERNATIONAL FUND (ARTIX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed markets and emerging and less developed markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/28/1995 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund	-46.09%	-13.40%	-1.50%	2.37%	7.42%
MSCI EAFE® Growth Index	-45.36	-13.12	-1.99	-2.46	-0.06
MSCI EAFE® Index	-46.51	-14.47	-2.18	-0.84	1.43

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 92 for a description of each index.

INVESTING ENVIRONMENT

Save for short-term rallies in December and March, international equities generally trended lower throughout the six months ended March 31, 2009. Economic and corporate reports continued to disappoint and the battle between the effects of fiscal and monetary stimulus endured. Emerging markets fared better than developed markets on the back of huge stimulus spending and continued economic growth. For this semiannual reporting period, the MSCI EAFE® Index returned -31.11% and every sector suffered double digit losses. The financial sector was hit hardest, declining more than -45%. Losses were similarly broad on a regional basis. Every country in the Index experienced meaningful declines, with many falling by more than -30%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	11.2%	12.4%
Consumer Staples	9.8	18.8
Energy	9.1	4.6
Financials	14.2	14.0
Healthcare	7.9	7.4
Industrials	17.4	12.7
Information Technology	4.7	9.0
Materials	7.4	6.5
Telecommunication Services	3.1	5.9
Utilities	9.4	4.4
Other assets less liabilities	5.8	4.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Fund held up better than the MSCI EAFE® Index with a return of -29.79% for the six months ended March 31, 2009. We benefited from the relative outperformance of our financial holdings as well as our underweight position in the beaten up sector. Strong security selection in the technology sector also aided relative returns. Our Chinese companies, China Resources Land Limited, China Construction Bank and China Life Insurance Co., Limited, held up better than peers. Semiconductor manufacturing equipment producer ASML Holding N.V., credit and debit card transaction processor Redecard SA and integrated circuit manufacturer Taiwan Semiconductor Manufacturing Company Ltd. drove our relative outperformance in the technology sector. Anheuser-Busch InBev NV, Delhaize Group and Carrefour SA, holdings in the consumer staples sector, were other top contributors.

Relative returns were held back by weaknesses among our energy, utilities and materials holdings. SeaDrill Ltd., Gazprom, Fortum Oyj, National Grid PLC, Holcim Ltd. and Wacker Chemie AG were some of our biggest detractors in these sectors. Our underweight position in the relatively strong energy sector also worked against us.

FUND CHANGES

Throughout the turbulence, we have remained committed to our thematic and fundamental investment process. We seek to invest in companies with sustainable growth characteristics, trading at reasonable valuations with exposure to the secular themes we have identified. New purchases during the period included telecommunications services provider France Telecom SA, brewer Anheuser-Busch InBev NV, tobacco products producer Philip Morris International Inc., financial services provider Muenchener Rueckversicherungs-Gesellschaft AG, grocery chain operator Carrefour SA and oil services company Schlumberger Limited.

Our sales during the period included Electricite de France, SeaDrill Ltd., Mitsui & Co., Ltd., Lloyds TSB Group plc and Orkla ASA.

REGION ALLOCATION

Region	9/30/08	3/31/09
Europe	61.0%	62.7%
Emerging Markets	15.5	15.8
Pacific Basin	15.0	11.9
Americas	2.2	5.3
Middle East	0.5	—

As a percentage of total net assets.

ARTISAN INTERNATIONAL SMALL CAP FUND (ARTJX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Small Cap Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities among small non-U.S. companies.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. small-cap growth companies in developed and emerging markets with market capitalizations less than $3 billion at the time of investment.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (12/21/2001 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Small Cap Fund	-49.70%	-13.54%	1.97%	9.33%
MSCI EAFE® Small Cap Index	-48.89	-19.35	-3.17	5.29
MSCI EAFE® Index	-46.51	-14.47	-2.18	1.51

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. See page 92 for a description of each index.

INVESTING ENVIRONMENT

Save for short-term rallies in December and March, international small-cap equities generally trended lower throughout the six months ended March 31, 2009. Economic and corporate reports continued to disappoint and the battle between the effects of fiscal and monetary stimulus endured. Emerging markets fared better than developed markets on the back of huge stimulus spending and continued economic growth. For this semiannual reporting period, the MSCI EAFE® Small Cap Index returned -29.58% and every sector suffered double digit losses. Losses were similarly broad on a regional basis. Every country in the Index experienced meaningful declines, with many falling by more than -30%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	8.5%	10.7%
Consumer Staples	15.8	18.2
Energy	6.1	—
Financials	22.4	14.9
Healthcare	1.6	2.9
Industrials	21.3	24.3
Information Technology	9.9	14.2
Materials	2.6	2.4
Other assets less liabilities	11.8	12.4
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Small Cap Fund held up better than the MSCI EAFE® Small Cap Index with a return of -26.24%. The outperformance of our industrials holdings was the primary driver of our relative strength. Rail and mass transport systems supplier Ansaldo STS SpA and Vossloh AG, a leader in rail infrastructure, were our top contributors in the sector. Schindler Holding AG, China Everbright International Limited and Intertek Group PLC also held up better than peers. Additionally, strong security selection in consumer staples and technology aided relative returns. Hengan International Group Company Limited and KWS Saat AG drove our relative outperformance in the consumer staples sector, while Wirecard AG was our top contributor in the technology sector.

Relative returns were held back by weaknesses among our financial and energy holdings. Two stocks, industrial real estate company Spazio Investment NV and Bank Sarasin & Cie AG, a leading private Swiss bank, were responsible for the vast majority of our relative underperformance in the financial sector. We sold a number of holdings in both sectors.

REGION ALLOCATION

Region	9/30/08	3/31/09
Europe	50.0%	53.9%
Emerging Markets	24.8	25.7
Pacific Basin	12.3	8.0
Americas	1.1	—

As a percentage of total net assets.

FUND CHANGES

Throughout the turbulence, we have remained committed to our thematic and fundamental investment process. We seek to invest in companies with sustainable growth characteristics, trading at reasonable valuations with exposure to the secular themes we have identified. During the period, we added three new names – global hotel operator InterContinental Hotels Group PLC, dental implants producer Nobel Biocare Holding AG and Domino’s Pizza Enterprises Limited, owner of the master franchise agreement for Domino’s Pizza® restaurants in Australia and New Zealand.

We completely sold out of our energy names during the period with the sales of SeaDrill Ltd., Sibir Energy PLC, SBM Offshore NV, Socotherm S.p.A. and C.A.T. oil AG. The sales we made in the financial sector included Hong Kong Exchanges & Clearing Limited, Hellenic Exchanges S.A., Tian An China Investments Company Limited and Bursa Malaysia Bhd.

ARTISAN INTERNATIONAL VALUE FUND (ARTKX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in common stocks and other equity securities of non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/23/2002 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan International Value Fund	-35.96%	-10.69%	1.61%	10.86%
MSCI EAFE® Value Index	-47.72	-15.92	-2.49	5.60
MSCI EAFE® Index	-46.51	-14.47	-2.18	5.10

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 92 for a description of each index.

INVESTING ENVIRONMENT

International equities suffered additional losses during the six-month period ended March 31, 2009. Governments adopted an increasingly activist role in order to stem the decline and restore confidence, but investors remained concerned about declining economic conditions and continued instability in the world’s financial systems. Market weakness centered largely on financials, but every market sector ended the period with double-digit losses. Returns were similar on a regional basis as all major developed and emerging markets declined.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	22.3%	20.1%
Consumer Staples	13.0	12.5
Energy	—	2.9
Financials	19.0	18.7
Healthcare	13.5	9.3
Industrials	15.1	15.9
Information Technology	8.3	7.9
Materials	2.2	2.6
Telecommunication Services	1.6	1.8
Other assets less liabilities	5.0	8.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund declined -26.98% during the period, holding up better than the MSCI EAFE® Index, which decreased -31.11% over the same period.

We remained focused on the intersection of balance sheet strength, business quality and valuation.

Performance of the following stocks had a positive impact on the portfolio during the six-month period: Lancashire Holdings Ltd, a U.K. specialty insurance provider; Publicis Groupe, a French advertising services company; and IGM Financial, Inc., a Canadian asset manager. Experian PLC, a U.K. credit-checking company, was our largest holding at the end of the period. The company’s share price recorded a single- digit loss, but it held up considerably better than the overall market in a challenging period for equities. Notable detractors included Societe Television Francaise 1, a French television channel owner; Covidien Limited, a U.S. medical products maker; Tyco Electronics Ltd., a U.S. electronic components manufacturer; MEITEC CORPORATION, a Japanese provider of outsourcing services primarily in the engineering industry; and Signet Jewelers Ltd., a jewelry retailer in the U.S. and U.K.

FUND CHANGES

During the period, we found several valuation opportunities. We continued to invest in certain holdings as their valuations fell and made new investments where we believed the risk/reward balance was more favorable than those companies already in the portfolio. New purchases included previously mentioned Publicis Groupe and IGM Financial, Inc. We also added Daiwa Securities Group Inc., a Japanese financial services firm; Nobel Biocare Holding AG, a Swiss dental implant maker; L’Oreal SA, a French cosmetics company; and European integrated oil companies Total SA and Royal Dutch Shell PLC.

We exited a number of positions during the period. Benfield Group Ltd, Kimberly-Clark de Mexico, S.A.B. de C.V., UNICHARM CORPORATION, Pfeiffer Vacuum Technology AG, Neopost SA, Nokia Corporation, Sanofi-Aventis, Sekisui House, Ltd., and Willis Group Holdings Limited were all sold.

REGION ALLOCATION

Region	9/30/08	3/31/09
Europe	63.8%	60.5%
Americas	10.7	11.8
Pacific Basin	14.2	11.8
Emerging Markets	6.3	7.6

As a percentage of total net assets.

ARTISAN MID CAP FUND (ARTMX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/27/1997 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Mid Cap Fund	-34.54%	-11.01%	-2.05%	6.26%	10.25%
Russell Midcap® Growth Index	-39.58	-14.89	-3.91	-0.86	1.84
Russell Midcap® Index	-40.81	-15.53	-3.53	2.27	3.89

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 92 for a description of each index.

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2009, mid-cap stocks sank along with the broader market amid worsening economic conditions and turmoil in the financial sector. The Russell Midcap® Index declined -33.80%. Growth stocks held up better than value names as the Russell Midcap® Growth Index fell -29.81%, while its value counterpart tumbled -37.87%. Within the growth index, all sectors closed lower, with financial and energy stocks down the most.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	7.7%	14.0%
Consumer Staples	4.8	3.0
Energy	4.0	4.6
Financials	8.0	6.5
Healthcare	25.4	22.7
Industrials	14.9	14.0
Information Technology	28.5	31.8
Materials	1.6	1.5
Telecommunication Services	0.4	0.6
Utilities	2.0	—
Other assets less liabilities	2.7	1.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Mid Cap Fund returned -26.82% during the period, outperforming the Russell Midcap® and Russell Midcap® Growth indices. Relative to the benchmarks, the Fund benefited from strong security selection, particularly among our healthcare and industrials holdings, although our leading performers came from a variety of sectors. Sector positioning was also helpful, due in part to our low weighting in the energy sector. In the health care sector, CropSM holdings Cerner Corporation, a health care information technology company, specialty pharmaceuticals company Allergan, Inc. and C. R. Bard, Inc., a medical devices maker, were key to our strong relative performance. In the industrials sector, Roper Industries, Inc., an industrial products manufacturer, and contracting services company Quanta Services, Inc. were two companies that held up relatively well. Other standout performers included Hansen Natural Corporation, Broadcom Corporation and Best Buy Co., Inc.

Compared to the Russell Midcap® Growth Index, the greatest sources of weakness included our relatively low weight in consumer discretionary stocks and underperformance in the financials and utilities sectors. The St. Joe Company, a real estate operating company, and credit card issuer Discover Financial Services were among our worst performing financial holdings. Our underperformance in the utilities sector was driven by independent power producers Calpine Corporation and Dynegy Inc.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposures to the consumer discretionary and information technology sectors. In the consumer discretionary sector, we purchased several new holdings, including YUM! Brands, Inc., Dick’s Sporting Goods, Inc. and CarMax, Inc. In the information technology sector, new purchases included VMware, Inc., Citrix Systems, Inc. and Quality Systems, Inc., among others.

We funded our new purchases in part with sales from a broad range of sectors. Celgene Corporation, AGCO Corporation, Calpine Corporation and Varian Medical Systems, Inc. were all CropSM positions that were sold during the period. We also sold ImClone Systems Incorporated, a GardenSM position, after it received a premium takeout offer from Eli Lilly and Company.

ARTISAN MID CAP VALUE FUND (ARTQX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of medium-sized U.S. companies that the investment team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interests of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund generally will not initiate a position in a company unless it has a market capitalization between $2 billion and $15 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/2001 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Value Fund	-31.16%	-9.77%	1.01%	5.95%
Russell Midcap® Value Index	-42.51	-16.68	-3.81	1.92
Russell Midcap® Index	-40.81	-15.53	-3.53	1.17

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 92 for a description of each index.

INVESTING ENVIRONMENT

For the six-month period ended March 31, 2009, the Russell Midcap® Value and Russell Midcap® indices returned -37.87% and
-33.80%, respectively. It was a challenging period for equity investors as the economic slowdown continued to take its toll. In the Russell Midcap® Value Index, all sectors suffered double-digit declines and, in general, the more cyclical sectors were the weakest. The financials, energy, consumer discretionary, industrials and materials sectors all declined more than -40%. The traditionally defensive utilities and consumer staples sectors were more resilient.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	18.3%	15.9%
Consumer Staples	0.8	2.9
Energy	4.4	8.1
Financials	19.4	18.0
Healthcare	2.0	3.7
Industrials	27.6	24.2
Information Technology	20.5	21.0
Utilities	0.8	0.7
Other assets less liabilities	6.2	5.5
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Mid Cap Value Fund returned -28.93% during the six-month period ended March 31, 2009. Our holdings in the industrials and consumer discretionary sectors were among our worst absolute performers. However, our stocks in those sectors held up considerably better than those in the Russell Midcap® Value Index and contributed to our relative outperformance. We experienced a similar trend in the financials and technology sectors where our losses were less severe than the Index’s. We also benefited from our minimal investment in the REIT industry and our lack of investment in banks, both of which were particularly hard hit. Our minimal investment in the utilities and consumer staples sectors hurt our relative performance as those areas were more resilient than most. From an individual stock perspective, our leading performers included title insurer Fidelity National Financial, Inc., LCD glass manufacturer Corning Incorporated, auto parts and accessories retailer AutoZone, Inc., drafting and design software developer Autodesk, Inc. and mortgage REIT Annaly Capital Management, Inc. Our biggest decliners during the period included insurance provider White Mountains Insurance Group, Ltd., floor coverings manufacturer Mohawk Industries, Inc., land drilling contractor Nabors Industries Ltd., lighting fixtures manufacturer Acuity Brands, Inc., and trucking companies Con-way Inc. and Ryder System, Inc.

FUND CHANGES

One positive outcome of the weak environment was the emergence of new investment opportunities. During the period, we added the following companies to the portfolio: powertrain components manufacturer BorgWarner Inc., diversified defense company General Dynamics Corporation, drafting and design software developer Autodesk Inc., pharmaceutical distributor Cardinal Health, Inc., consumer credit information provider Equifax Inc., oil and gas company EOG Resources, Inc. and cruise line operator Carnival Corporation.

On the sale side, we trimmed or exited several of our retail names due to increased concern about industry fundamentals as a whole. During the period, we reduced our positions in AutoZone Inc., Kohl’s Corporation and Bed Bath & Beyond Inc., and we completely sold our positions in Limited Brands, Inc., Rent-A-Center, Inc. and Williams-Sonoma, Inc. Other sales during the period included Holly Corporation, BJ Services Company, Smithfield Foods, Inc. and SAIC, Inc.

ARTISAN OPPORTUNISTIC GROWTH FUND (ARTRX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Growth Fund employs a bottom-up investment process to construct a diversified portfolio of growth companies across a broad capitalization range. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/22/2008 to 3/31/2009)

TOTAL RETURNS (as of 3/31/2009)

Fund / Index	Since Inception(1)
Artisan Opportunistic Growth Fund	-33.80%
Russell 1000® Growth Index	-29.07
Russell 1000® Index	-33.15

(1)	For the period from commencement of operations (September 22, 2008) through March 31, 2009; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. The Fund’s return may vary greatly over short periods, and current performance may be materially lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The table above does not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses to no more than 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance, which would have been lower in its absence. In addition, the outside directors of Artisan Funds have waived that portion of their fees allocable to the Fund until September 30, 2009. Absent that expense waiver, the Fund’s performance would have been lower. See page 92 for a description of each index.

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2009, stocks sank amid worsening economic conditions and turmoil in the financial sector. The Russell 1000® Index declined -30.59% as of the end of the period. Growth stocks held up better than value names as the Russell 1000® Growth Index fell -25.97%, while its value counterpart tumbled -35.22%. Within the Russell 1000® Index, all sectors closed lower, although there was a fair amount of dispersion in returns. The financials sector, which has been at the center of the credit crisis, dropped by more than 50%. The telecommunication services and health care sectors held up best.

PERFORMANCE DISCUSSION

Artisan Opportunistic Growth Fund utilizes a bottom-up investment process to construct a diversified portfolio of growth companies across a broad capitalization range without regard for the sector composition of the benchmark. Because our sector weights and market cap characteristics vary quite widely from those of the index, discussing performance relative to a benchmark over the short-term will typically not provide meaningful insight about the portfolio. Instead, we expect that over the long term our security selection will be the primary driver of portfolio returns. For the six-month period ended March 31, 2009, the Fund returned -28.97%. Our top performers were Brazilian energy company Petroleo Brasileiro S.A., specialty coffee retailer Starbucks Corporation, consumer electronics retailer Best Buy Co., Inc., semiconductor company Broadcom Corporation, and online retailer Amazon.com, Inc. The Fund’s largest decliners were video game publisher Electronic Arts Inc., credit card issuer Discover Financial Services, money transfer company The Western Union Company, Spanish wind-turbine maker Gamesa Corporacion Tecnologica, S.A., and scientific equipment and consumables provider Thermo Fisher Scientific, Inc.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	6.4%	17.3%
Consumer Staples	10.2	6.5
Energy	2.0	5.2
Financials	12.2	13.3
Healthcare	19.2	16.7
Industrials	10.2	5.9
Information Technology	31.3	26.4
Materials	1.9	3.1
Telecommunication Services	1.1	—
Other assets less liabilities	5.5	5.6
Total	100.0%	100.0%

As a percentage of total net assets.

FUND CHANGES

The six-month period ended March 31, 2009 was the first full reporting period since inception of the Fund. The Fund typically holds between 30 and 50 stocks. The number of holdings increased from 36 to 44 during the period. Our list of purchases included Starbucks Corporation, JPMorgan Chase & Co., Apple Inc., Juniper Networks, Inc., and EMC Corporation. The investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

These purchases were partially funded with sales of AGCO Corporation, Analog Devices, Inc., Celgene Corporation, Avon Products, Inc. and Cisco Systems, Inc., among others.

REGION ALLOCATION

Region	9/30/08	3/31/09
Americas	89.5%	88.9%
Europe	3.9	2.8
Emerging Markets	1.1	2.7

As a percentage of total net assets.

ARTISAN OPPORTUNISTIC VALUE FUND (ARTLX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Opportunistic Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks that the team believes are undervalued, in solid financial condition with attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund will invest in U.S. companies with market capitalizations of at least $2 billion at the time of initial purchase, and may invest up to 25% of its net assets at market value at the time of purchase in non-U.S. securities.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/27/2006 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	Since Inception
Artisan Opportunistic Value Fund	-40.69%	-13.20%	-13.22%
Russell 1000® Value Index	-42.42	-15.40	-15.51
Russell 1000® Index	-38.27	-13.24	-13.28

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 92 for a description of each index.

INVESTING ENVIRONMENT

Stocks of all sizes suffered losses during the six-month period ended March 31, 2009, as the economic slowdown continued to take its toll. The Russell 1000® and Russell 1000® Value indices returned -30.59% and -35.22%, respectively, during the period. Weakness in the market was broad across sectors, though the more cyclical businesses, such as financials, industrials and materials, fared the worst. The traditionally defensive utilities, consumer staples and healthcare sectors were more resilient.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	11.9%	12.6%
Consumer Staples	0.8	4.8
Energy	4.7	7.5
Financials	18.0	15.0
Healthcare	2.6	8.0
Industrials	13.8	14.5
Information Technology	44.0	33.0
Other assets less liabilities	4.2	4.6
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Opportunistic Value Fund is constructed from the bottom up without concern for the characteristics of a benchmark, so we expect security selection to be the primary driver of portfolio returns. For the six-month period ended March 31, 2009, the Fund returned -31.50%. Our strongest positive contributors to performance on a relative basis, were concentrated in the financials sector. They included title insurer Fidelity National Financial, Inc., mortgage REIT Annaly Capital Management, Inc. and specialty insurance and reinsurance provider Allied World Assurance Company Holdings, Ltd. We also benefited from strength in computer components manufacturer Intel Corporation. The Fund’s largest decliners during the period included floor coverings manufacturer Mohawk Industries, Inc., insurance company The Allstate Corporation, land drilling contractor Nabors Industries Ltd., investment management firm AllianceBernstein Holding L.P. and mobile phone operator Nokia Corporation.

FUND CHANGES

One positive outcome of the weak environment was the emergence of new investment opportunities. During the period, we added the following companies to the portfolio: oil and gas exploration and production company Apache Corporation, tobacco company Philip Morris International Inc., diversified defense company General Dynamics Corporation and entertainment company The Walt Disney Company.

We exited our positions in pork producer Smithfield Foods, Inc. and investment management firm AllianceBernstein Holding L.P. due to deteriorating fundamentals. We also sold integrated circuits manufacturer Taiwan Semiconductor Manufacturing Company Ltd. and electronics components distributor Arrow Electronics, Inc. in favor of other investment opportunities.

REGION ALLOCATION

Region	9/30/08	3/31/09
Americas	88.5%	89.6%
Europe	4.4	5.8
Emerging Markets	2.9	—

As a percentage of total net assets.

ARTISAN SMALL CAP FUND (ARTSX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Fund employs a bottom-up investment process to construct a diversified portfolio of U.S. small-cap growth companies.

Competitive advantages. A sustainable competitive advantage is critical to producing above-average growth and profitability. Identifying the source of a company’s competitive advantage lends confidence to the team’s assessment of intrinsic value.

Return on invested capital. The team believes that, over time, a company with improving returns on its invested capital will be rewarded with a higher valuation. The team determines how much capital investment is needed to achieve a company’s continued growth and analyzes management’s ability to use that capital in the most effective way to support that growth.

Intrinsic value. The team estimates a company’s intrinsic value—the value it thinks a buyer would pay to buy the entire company. The team bases its buy and sell targets for a company’s stock on its intrinsic value estimates.

The Fund will not initiate a position in a company unless it has a market capitalization of less than $2.5 billion and meets the team’s standards for earnings growth and sustainable growth prospects.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (3/28/1995 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Fund	-41.08%	-20.97%	-7.44%	1.09%	3.17%
Russell 2000® Growth Index	-36.36	-16.20	-5.37	-1.60	1.98
Russell 2000® Index	-37.50	-16.80	-5.24	1.93	4.91

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 92 for a description of each index.

INVESTING ENVIRONMENT

The six months ended March 31, 2009 was a challenging period for small-cap stocks and the broader market in general, owing to distressed credit markets and deterioration in the economy. Small-cap stocks suffered severe declines with the Russell 2000® and Russell 2000® Growth indices plunging -37.17% and -34.51%, respectively. Within the Russell 2000® Growth Index, all sectors dropped by double-digit percentages. The most severe decline occurred in the energy sector as the price of oil lost over half its value, after starting the period priced at over $100 per barrel. Telecommunication services and consumer staples stocks held up best.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	10.6%	11.0%
Consumer Staples	2.7	2.9
Energy	7.1	8.3
Financials	5.4	6.2
Healthcare	18.0	15.0
Industrials	25.8	21.7
Information Technology	23.6	27.4
Materials	0.6	1.6
Telecommunication Services	0.7	—
Utilities	1.2	1.8
Other assets less liabilities	4.3	4.1
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Small Cap Fund returned -35.07% during the period, outperforming the Russell 2000® Index, but falling short of the Russell 2000® Growth Index. Compared with the Russell 2000® Growth Index, the Fund benefited from strong security selection in the industrials sector and an overweight position in the technology sector. Stocks that helped our relative performance in the industrials sector included ship refueling services company Aegean Marine Petroleum Network Inc., less-than-truckload provider Old Dominion Freight Line, Inc. and multi-discipline consulting firm FTI Consulting, Inc. Other leading performers on a relative basis during the period were sporting goods retailer Hibbett Sports, Inc., content-protection company Macrovision Corporation, and pet supplies retailer PETsMART, Inc.

The healthcare sector was the primary area of relative weakness. The Fund’s underperformance was driven in part by our underweight in the biotechnology industry, which held up better than the other industries in the sector. Also detracting from our performance in the sector were ICON PLC, a global clinical research services contractor, Psychiatric Solutions, Inc., a behavioral health services provider, and Wright Medical Group, Inc., an orthopedic device company. Other major detractors to performance were oil services contractor Hercules Offshore, Inc., oil and gas producer Carrizo Oil & Gas, Inc. and commodity risk management company FCStone Group, Inc.

FUND CHANGES

Record levels of volatility in the period created many new purchase opportunities. The biggest shifts occurred in the information technology and industrials sectors, which increased and decreased in weight, respectively. In the technology sector, we added Internet exchange services provider Equinix, Inc., information technology national security company ManTech International Corporation and design software company ANSYS, Inc. Other stocks that met our security selection criteria were chemicals producer Albemarle Corporation, previously mentioned FTI Consulting, Inc., and contract drilling company Atwood Oceanics, Inc.

Our exposure to the industrials sector declined due in part to reduced positions in Interline Brands, Inc. and AAR CORP. and sales of Healthcare Services Group, Inc., Innerworkings, Inc. and Ladish Co., Inc.

ARTISAN SMALL CAP VALUE FUND (ARTVX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Small Cap Value Fund employs a bottom-up investment process to construct a diversified portfolio of small-cap U.S. companies that the team believes are undervalued, in solid financial condition and have attractive business economics. The team believes companies with these characteristics are less likely to experience eroding values over the long term.

Attractive valuation. The team values a business using what it believes are reasonable expectations for the long-term earnings power and capitalization rates of that business. This results in a range of values for the company that the team believes would be reasonable. The team generally will purchase a security if the stock price falls below or toward the lower end of that range.

Sound financial condition. The team favors companies with an acceptable level of debt and positive cash flow. At a minimum, the team tries to avoid companies that have so much debt that management may be unable to make decisions that would be in the best interest of the companies’ shareholders.

Attractive business economics. The team favors cash-producing businesses that it believes are capable of earning acceptable returns on capital over the company’s business cycle.

The Fund will not initiate a position in a company unless it has a market capitalization below $2 billion.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (9/29/1997 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan Small Cap Value Fund	-31.50%	-11.54%	-0.32%	8.71%	6.83%
Russell 2000® Value Index	-38.89	-17.54	-5.30	4.87	2.90
Russell 2000® Index	-37.50	-16.80	-5.24	1.93	0.71

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.344.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 92 for a description of each index.

INVESTING ENVIRONMENT

The six-month period ended March 31, 2009 proved to be a challenging time for small-cap equity investors. Economic reports painted a gloomy picture and consumer confidence sunk to historic lows. For this semiannual reporting period, the Russell 2000® Value and Russell 2000® indices returned -39.64% and -37.17%, respectively. Every sector in the Russell 2000® Value Index suffered a double-digit decline. The traditionally defensive utilities, consumer staples and health care sectors held up best. The energy sector was hit hardest, losing more than -60%, and the consumer discretionary sector lost almost -50%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	13.1%	10.1%
Consumer Staples	3.1	3.3
Energy	6.3	7.9
Financials	11.8	9.9
Healthcare	5.6	3.7
Industrials	20.3	25.9
Information Technology	28.1	30.4
Materials	2.3	5.1
Utilities	3.2	0.8
Other assets less liabilities	6.2	2.9
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Small Cap Value Fund held up better than the Russell 2000® Value Index with a return of -32.58%. We benefited from our security selection as our holdings in most sectors outperformed those in the benchmark. Our outsized position in the relatively strong technology sector also aided relative returns. Our biggest gainers this period included civil construction and transportation contractor Granite Construction Incorporated, energy services company McDermott International, Inc., steel scrap recycler Schnitzer Steel Industries, Inc., chicken producer Sanderson Farms, Inc. and program management and consulting services provider MAXIMUS, Inc.

Our investments in the health care and utilities sectors held back results relative to the benchmark. AMN Healthcare Services, Inc., Cross Country Healthcare, Inc. and HealthSpring, Inc. were among our biggest detractors in the health care sector. Although our utilities holdings did not keep pace with those in the benchmark, our underweight position in the sector was a bigger negative. Ethan Allen Interiors Inc., Quanex Building Products Corporation, Cousins Properties Incorporated, Acuity Brands, Inc. and AnnTaylor Stores Corp. were among our weakest performers.

FUND CHANGES

One positive outcome of the weak environment was the emergence of new investment opportunities. Some of our largest    purchases    included     McDermott International,  Inc.,  semiconductor  processing equipment company Varian Semiconductor Equipment Associates, Inc., computer products distributor Arrow Electronics, Inc., inland tank barge operator Kirby Corporation, construction materials manufacturer Eagle Materials Inc., specialty chemicals producer OM Group, Inc. and metal products manufacturer Mueller Industries, Inc.

We had a handful of takeouts that were completed during the period. Hilb Rogal & Hobbs Company was acquired by Willis Group Holdings Limited, Grey Wolf, Inc. was bought by Precision Drilling Trust and SI International Inc. was acquired by Serco Group plc. We also sold ALLETE, Inc., The Men’s Wearhouse, Inc., AnnTaylor Stores Corporation and UIL Holdings Corporation in favor of other opportunities.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS - 95.9%

FRANCE - 5.2%
Publicis Groupe(1)	16,210	$415,034
Societe Television Francaise 1(1)	29,828	233,461
Total SA(1)	4,694	232,803

		881,298
HONG KONG - 2.7%
Guoco Group Limited(1)	82,250	456,681

JAPAN - 4.2%
Credit Saison Co., Ltd.(1)	25,500	251,276
Daiwa Securities Group Inc.(1)	52,596	232,802
SANKYO CO., LTD.(1)	5,548	240,141

		724,219
KOREA - 2.2%
SK Telecom Co., Ltd. (DR)	23,928	369,688

MEXICO - 2.0%
Grupo Modelo, S.A. de C.V., Series C	112,336	340,220

NETHERLANDS - 1.4%
Wolters Kluwer NV(1)	14,705	238,736

SWITZERLAND - 10.2%
Adecco SA(1)	13,709	428,893
Novartis AG(1)	13,999	528,375
Panalpina Welttransport Holding AG(1)	5,853	287,607
Pargesa Holding SA(1)	9,141	485,472

		1,730,347
UNITED KINGDOM - 18.6%
Cadbury PLC(1)	20,363	153,792
Cadbury PLC (DR)	2,825	85,598
Diageo plc(1)	47,119	532,043
Experian PLC(1)	134,438	842,198
Home Retail Group plc(1)	114,727	367,266
Royal Dutch Shell PLC, Class A(1)	10,304	231,195
Signet Jewelers Ltd.	46,331	530,490
Unilever PLC (DR)	23,028	435,920

		3,178,502
UNITED STATES - 49.4%
3M Company	10,061	500,233
American Express Company	33,566	457,505
Arch Capital Group Ltd., Series A Preferred, 8.00%	5,904	117,194

	Shares Held	Value

UNITED STATES (CONTINUED)
Arch Capital Group Ltd., Series B Preferred, 7.875%	15,930	$296,935
The Bank of New York Mellon Corporation	24,924	704,103
Cintas Corporation	20,140	497,861
Dell Inc.(2)	43,205	409,583
Google Inc., Class A(2)	1,704	593,094
Johnson & Johnson	16,209	852,593
Marsh & McLennan Companies, Inc.	43,842	887,801
Microsoft Corporation	40,895	751,241
Mohawk Industries, Inc.(2)	7,053	210,673
The Procter & Gamble Company	12,144	571,861
The Sherwin-Williams Company	4,974	258,499
Tyco Electronics Ltd.	30,555	337,327
Wal-Mart Stores, Inc.	9,199	479,268
WellPoint Inc.(2)	13,155	499,495

		8,425,266

Total common and preferred stocks (Cost $19,349,787)		16,344,957

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.9%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $830,003(3) (Cost $830,000)	$830,000	830,000

Total investments - 100.8% (Cost $20,179,787)		17,174,957

Other assets less liabilities - (0.8%)		(132,396)

Total net assets - 100.0%(4)		$17,042,561

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,157,775 or 36.1% of total net assets.

(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.50%	11/15/2024	$848,484

(4)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$2,494,300	14.6%
Consumer Staples	2,598,702	15.3
Energy	463,998	2.7
Financials	3,889,769	22.8
Healthcare	1,880,463	11.0
Industrials	2,556,792	15.0
Information Technology	2,091,245	12.3
Telecommunication Services	369,688	2.2

Total common and preferred stocks	16,344,957	95.9
Short-term investments	830,000	4.9

Total investments	17,174,957	100.8
Other assets less liabilities	(132,396)	(0.8)

Total net assets	$17,042,561	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
British pound	$1,895,299	11.0%
Euro	1,351,229	7 .9
Hong Kong dollar	456,681	2 .6
Japanese yen	724,219	4 .2
Mexican peso	340,220	2 .0
Swiss franc	1,730,347	10.1
US dollar	10,676,962	62.2

Total investments	$17,174,957	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Marsh & McLennan Companies, Inc.	United States	5.2%
Johnson & Johnson	United States	5.0
Experian PLC	United Kingdom	4.9
Microsoft Corporation	United States	4.4
The Bank of New York Mellon Corporation	United States	4.1
Google Inc.	United States	3.5
The Procter & Gamble Company	United States	3.4
Diageo plc	United Kingdom	3.1
Signet Jewelers Ltd.	United Kingdom	3.1
Novartis AG	Switzerland	3.1

Total		39.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS AND EQUITY-LINKED SECURITIES - 95.7%

BELGIUM - 2.7%
Anheuser-Busch InBev NV(1)	4,427,502	$122,258,266
Delhaize Group(1)	1,198,546	77,733,249

		199,991,515
BRAZIL - 2.7%
Petroleo Brasileiro S.A., Preferred (DR)	3,921,249	96,070,601
Redecard SA	8,367,560	101,179,031

		197,249,632
CANADA - 2.5%
Canadian Pacific Railway Limited	6,105,810	180,915,150

CHINA - 7.2%
China Construction Bank, H Shares(1)	209,744,100	119,113,330
China Life Insurance Co., Limited, H Shares(1)	53,517,900	176,074,519
China Merchants Holdings International Company Limited(1)	29,090,900	68,756,417
China Resources Land Limited(1)	81,290,631	127,245,303
Guangzhou R&F Properties Company Limited, H Shares(1)	6,318,400	7,328,504
Ping An Insurance (Group) Company of China Limited, H Shares(1)	4,855,300	29,081,376

		527,599,449
FINLAND - 1.6%
Fortum Oyj(1)	6,093,763	115,992,799

FRANCE - 13.8%
Accor SA(1)	107,358	3,731,122
Alstom(1)	1,719,145	89,002,694
BNP Paribas(1)	1,357,207	55,939,426
Bouygues SA(1)	4,342,228	154,915,632
Carrefour SA(1)	1,853,105	72,219,089
France Telecom SA(1)	6,175,278	140,431,784
LVMH Moet Hennessy Louis Vuitton SA(1)	2,576,248	161,499,512
Technip SA(1)	588,562	20,742,710
Unibail-Rodamco(1)	282,163	40,146,687
Vinci SA(1)	7,181,150	265,985,179

		1,004,613,835
GERMANY - 13.7%
Allianz SE(1)	846,656	71,325,038

	Shares Held	Value

GERMANY (CONTINUED)
Bayer AG(1)	5,389,022	$258,168,458
Daimler AG(1)	5,831,509	148,233,749
Deutsche Post AG(1)	1,204,068	12,964,179
Fraport AG(1)	2,205,066	70,942,630
Linde AG(1)	2,858,072	194,210,886
Muenchener Rueckversicherungs-Gesellschaft AG(1)	808,141	98,708,223
Wacker Chemie AG(1)	1,775,435	147,781,347

		1,002,334,510
HONG KONG - 2.4%
The Bank of East Asia, Ltd.(1)	23,730,840	45,885,174
Hutchison Whampoa Limited(1)	7,521,906	37,036,985
Li & Fung Limited(1)	12,632,000	29,801,762
NWS Holdings Limited(1)	34,876,746	47,555,284
Sun Hung Kai Properties Limited(1)	2,004,234	17,992,203

		178,271,408
INDIA - 1.2%
Housing Development Finance Corporation Ltd.(1)	1,248,822	34,937,483
ICICI Bank Limited(1)	2,180,220	14,489,638
ICICI Bank Limited (DR)	3,052,424	40,566,715

		89,993,836
ITALY - 1.0%
Intesa Sanpaolo(1)	26,345,861	72,453,323

JAPAN - 9.5%
CANON INC.(1)	2,258,200	65,870,984
DENSO CORPORATION(1)	5,416,600	109,434,389
JAPAN TOBACCO INC.(1)	83,074	221,859,579
Mitsubishi UFJ Financial Group, Inc.(1)	7,800,145	38,319,502
Mizuho Financial Group, Inc.(1)	16,436,343	31,995,704
SUZUKI MOTOR CORPORATION(1)	8,848,650	148,070,056
Toyota Motor Corporation(1)	2,354,450	75,513,773

		691,063,987
KOREA - 1.2%
NHN Corp.(1)(2)	823,176	90,465,559

LUXEMBOURG - 0.3%
RTL Group(1)	537,234	22,132,329

NETHERLANDS - 4.2%
ASML Holding N.V.(1)	17,190,143	304,289,092

RUSSIA - 2.2%
Gazprom (DR)(1)	10,592,033	155,603,945

	Shares Held	Value

RUSSIA (CONTINUED)
RAO Unified Energy System, Equity Linked Security, 144A(1)(2)(3)(4)(5)(6)	2,065,483	$2,003,519

		157,607,464
SPAIN - 5.8%
Industria de Diseno Textil, S.A.(1)	3,417,385	132,921,762
Telefonica S.A.(1)	14,646,806	292,526,220

		425,447,982
SWITZERLAND - 9.2%
Holcim Ltd.(1)	3,601,397	128,055,768
Nestle SA(1)	9,182,193	310,812,514
Roche Holding AG(1)	357,598	51,026,579
Roche Holding AG - Genussscheine(1)(3)	1,342,816	184,361,237

		674,256,098
TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	10,439,708	93,435,387

UNITED KINGDOM - 10.4%
Cadbury PLC(1)	17,261,711	130,369,476
Kingfisher PLC(1)	35,570,810	76,227,124
National Grid PLC(1)	26,644,205	204,848,651
Smith & Nephew plc(1)	4,104,689	25,373,258
Tesco PLC(1)	29,408,248	140,747,137
Unilever PLC(1)	395,629	7,498,447
William Morrison Supermarkets PLC(1)	46,570,087	170,479,233

		755,543,326
UNITED STATES - 2.8%
Covidien Limited	658,126	21,876,108
Philip Morris International Inc.	3,281,884	116,769,433
Schlumberger Limited	1,574,370	63,950,909

		202,596,450

Total common and preferred stocks and equity-linked securities (Cost $9,403,422,057)		6,986,253,131

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $266,077,813(7) (Cost $266,077,000)	$266,077,000	$266,077,000

Total investments - 99.3% (Cost $9,669,499,057)		7,252,330,131

Other assets less liabilities - 0.7%		48,857,240

Total net assets - 100.0%(8)		$7,301,187,371

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,271,489,797 or 85.9% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by Merrill Lynch International & Co. C.V., guaranteed by Merrill Lynch & Co. Inc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $2,003,519, or less than 0.1% of total net assets.

(6)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on May 23, 2008 at a cost of $215,987,557. In total, the value of restricted securities held by the Fund was $2,003,519 or less than 0.1% of total net assets.

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.875%	6/30/2012	$91,045,904
U.S. Treasury Note	4.250	9/30/2012	100,018,100
U.S. Treasury Note	3.125	8/31/2013	80,340,000

(8)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$907,565,578	12.4%
Consumer Staples	1,370,746,423	18.8
Energy	336,368,165	4.6
Financials	1,021,602,148	14.0
Healthcare	540,805,640	7.4
Industrials	928,074,150	12.7
Information Technology	655,240,053	9.0
Materials	470,048,001	6.5
Telecommunication Services	432,958,004	5.9
Utilities	322,844,969	4.4

Total common and preferred stocks	6,986,253,131	95.7
Short-term investments	266,077,000	3.6

Total investments	7,252,330,131	99.3
Other assets less liabilities	48,857,240	0.7

Total net assets	$7,301,187,371	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$101,179,031	1.4%
British pound	755,543,326	10.4
Euro	3,147,255,385	43.4
Hong Kong dollar	705,870,857	9.7
Indian rupee	49,427,121	0.7
Japanese yen	691,063,987	9.5
Korean won	90,465,559	1.3
Swiss franc	674,256,098	9.3
US dollar	1,037,268,767	14.3

Total investments	$7,252,330,131	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	4.3%
ASML Holding N.V.	Netherlands	4.2
Telefonica S.A.	Spain	4.0
Vinci SA	France	3.6
Bayer AG	Germany	3.5
Roche Holding AG	Switzerland	3.2
JAPAN TOBACCO INC.	Japan	3.0
National Grid PLC	United Kingdom	2.8
Linde AG	Germany	2.7
Canadian Pacific Railway Limited	Canada	2.5

Total		33.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 87.6%

AUSTRALIA - 0.6%
Domino’s Pizza Enterprises Limited(1)	1,276,354	$2,664,098

AUSTRIA - 1.6%
Flughafen Wien AG(1)	225,660	6,590,148

CHINA - 6.4%
China Everbright International Limited(1)	16,994,700	3,391,950
China Everbright Limited(1)	3,398,600	5,263,925
China National Building Material Company Ltd., H Shares(1)	4,752,000	7,041,707
Hengan International Group Company Limited(1)	2,654,050	10,668,140

		26,365,722
EGYPT - 5.6%
Commercial International Bank (DR)(1)	2,717,423	15,235,906
Eastern Tobacco(1)	302,037	7,774,770

		23,010,676
FRANCE - 2.2%
Guyenne et Gascogne SA(1)	119,377	8,882,701

GERMANY - 20.8%
Aixtron AG(1)	1,078,642	5,562,943
KWS Saat AG(1)	89,746	11,452,291
Praktiker Bau- und Heimwerkermaerkte Holding AG(1)	1,771,822	9,315,295
Vossloh AG(1)	207,692	22,071,995
Wacker Neuson SE(1)	697,819	5,023,410
Wirecard AG(1)(2)	4,821,666	32,081,319

		85,507,253
HONG KONG - 5.4%
Cafe De Coral Holdings Limited(1)	4,688,000	9,206,522
Industrial and Commercial Bank of China (Asia) Limited(1)	12,363,000	13,225,590

		22,432,112
ITALY - 11.7%
Ansaldo STS SpA(1)	1,416,001	22,505,217
Davide Campari - Milano S.p.A.(1)	2,440,993	15,518,742
Spazio Investment NV(1)(3)	1,510,425	5,027,958
Tod’s S.p.A.(1)	122,603	5,224,750

		48,276,667

	Shares Held	Value

JAPAN - 0.9%
USJ Co., Ltd.(1)	7,719	$3,815,801

KOREA - 6.0%
Gmarket Inc. (DR)(2)	1,274,696	20,917,761
Kangwon Land Inc.(1)	400,796	4,001,032

		24,918,793
MEXICO - 2.0%
Empresas ICA S.A.B. de C.V.(2)	4,762,403	8,069,020

OMAN - 0.7%
Bank Muscat SAOG (DR)(1)	455,985	2,773,268

PORTUGAL - 0.7%
CIMPOR-Cimentos de Portugal, SGPS, SA(1)	564,221	2,805,626

SINGAPORE - 1.1%
SIA Engineering Company(1)	3,588,700	4,429,507

SWEDEN - 0.1%
KABE Husvagnar AB, Class B(1)	140,701	590,524

SWITZERLAND - 11.4%
Bank Sarasin & Cie AG, B Shares(1)	768,531	16,179,061
Banque Cantonale Vaudoise(1)	11,371	3,780,019
Nobel Biocare Holding AG(1)	360,443	6,155,153
Schindler Holding AG, Participation Certificates(1)(4)	311,753	14,717,417
Straumann Holding AG(1)	38,693	5,987,714

		46,819,364
TURKEY - 5.0%
Coca-Cola Icecek AS(1)	4,310,689	20,450,116

UNITED KINGDOM - 5.4%
InterContinental Hotels Group PLC(1)	1,191,932	9,062,739
Intertek Group PLC(1)	750,082	9,528,104
Robert Walters plc(1)	3,236,209	3,563,815

		22,154,658

Total common stocks (Cost $510,670,412)		360,556,054

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.1%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $49,740,152(5) (Cost $49,740,000)	$49,740,000	$49,740,000

Total investments - 99.7% (Cost $560,410,412)		410,296,054

Other assets less liabilities - 0.3%		1,242,597

Total net assets - 100.0%(6)		$411,538,651

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $331,569,273 or 80.6% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(4)	Non-voting shares.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$50,738,069

(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$43,880,761	10.7%
Consumer Staples	74,746,760	18.2
Financials	61,485,727	14.9
Healthcare	12,142,867	2.9
Industrials	99,890,583	24.3
Information Technology	58,562,023	14.2
Materials	9,847,333	2.4

Total common stocks	360,556,054	87.6
Short-term investments	49,740,000	12.1

Total investments	410,296,054	99.7
Other assets less liabilities	1,242,597	0.3

Total net assets	$411,538,651	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Australian dollar	$2,664,098	0.6%
British pound	22,154,658	5.4
Egyptian pound	7,774,770	1.9
Euro	152,062,395	37.1
Hong Kong dollar	48,797,834	11.9
Japanese yen	3,815,801	0.9
Korean won	4,001,032	1.0
Mexican peso	8,069,020	2.0
Singapore dollar	4,429,507	1.1
Swedish krona	590,524	0.1
Swiss franc	46,819,364	11.4
Turkish lira	20,450,116	5.0
US dollar	88,666,935	21.6

Total investments	$410,296,054	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Wirecard AG	Germany	7.8%
Ansaldo STS SpA	Italy	5.5
Vossloh AG	Germany	5.4
Gmarket Inc.	Korea	5.1
Coca-Cola Icecek AS	Turkey	5.0
Bank Sarasin & Cie AG	Switzerland	3.9
Davide Campari - Milano S.p.A.	Italy	3.8
Commercial International Bank	Egypt	3.7
Schindler Holding AG	Switzerland	3.6
Industrial and Commercial Bank of China (Asia) Limited	Hong Kong	3.2

Total		47.0%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.7%

CANADA - 1.3%
IGM Financial, Inc.	523,355	$12,623,117

FRANCE - 13.2%
Gemalto NV(1)(2)	718,075	20,523,883
L’Oreal SA(1)	187,053	12,898,624
Publicis Groupe(1)	1,185,184	30,344,959
Societe Television Francaise 1(1)	3,513,592	27,500,522
Sodexo(1)	413,971	18,848,928
Total SA(1)	278,578	13,816,316

		123,933,232
HONG KONG - 2.6%
Guoco Group Limited(1)	4,403,600	24,450,319

IRELAND - 2.8%
Ryanair Holdings PLC, 144A(1)(2)(3)(4)	6,803,519	26,151,216

JAPAN - 9.2%
Credit Saison Co., Ltd.(1)	2,476,339	24,401,788
Daiwa Securities Group Inc.(1)	5,272,431	23,336,944
MEITEC CORPORATION(1)	1,012,861	12,612,638
SANKYO CO., LTD.(1)	479,338	20,747,790
SEINO HOLDINGS CO., LTD.(1)	1,179,800	5,690,065

		86,789,225
KOREA - 5.9%
Lotte Chilsung Beverage Co., Ltd.(1)	11,967	7,460,567
Samsung Electronics Co., Ltd.(1)	74,825	30,903,567
SK Telecom Co., Ltd. (DR)	1,110,407	17,155,788

		55,519,922
MEXICO - 1.7%
Grupo Modelo, S.A. de C.V., Series C	5,400,067	16,354,598

NETHERLANDS - 1.5%
Wolters Kluwer NV(1)	885,399	14,374,456

SWITZERLAND - 17.8%
Adecco SA(1)	1,014,390	31,735,686
Givaudan SA(1)	46,233	23,949,585
Nobel Biocare Holding AG(1)	857,711	14,646,817
Novartis AG(1)	972,334	36,699,582
Panalpina Welttransport Holding AG(1)	595,238	29,249,056
Pargesa Holding SA(1)	545,601	28,976,504
Tamedia AG(1)	70,228	2,634,253

		167,891,483

	Shares Held	Value

UNITED KINGDOM - 25.2%
Cadbury PLC(1)	2,811,004	$21,230,174
Carpetright PLC(1)	2,170,027	12,844,822
Diageo plc(1)	2,571,476	29,035,773
Experian PLC(1)	7,098,432	44,468,710
Home Retail Group plc(1)	4,382,074	14,027,966
Lancashire Holdings Ltd(1)(2)	1,531,712	10,546,955
Rightmove PLC(1)	2,672,762	10,020,933
Royal Dutch Shell PLC, Class A(1)	610,621	13,700,771
Savills Plc(1)	3,881,619	13,135,851
Signet Jewelers Ltd.	3,121,426	35,740,328
Unilever PLC (DR)	1,617,804	30,625,030
Vitec Group PLC(1)	859,067	1,919,865

		237,297,178
UNITED STATES - 10.5%
Arch Capital Group Ltd.(2)	723,098	38,946,058
Covidien Limited	1,100,819	36,591,224
Tyco Electronics Ltd.	2,104,743	23,236,363

		98,773,645

Total common stocks and equity-linked securities (Cost $1,192,899,065)		864,158,391

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $65,279,199(5) (Cost $65,279,000)	$65,279,000	65,279,000

Total investments - 98.7% (Cost $1,258,178,065)		929,437,391

Other assets less liabilities - 1.3%		12,656,207

Total net assets - 100.0%(6)		$942,093,598

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $652,885,885 or 69.3% of total net assets.

(2)	Non-income producing security.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(4)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on various dates from September 17, 2008 to February 27, 2009 at an aggregate cost of $16,848,624. In total, the value of restricted securities held by the Fund was $26,151,216 or 2.8% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$66,588,703

(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$189,004,822	20.1%
Consumer Staples	117,604,766	12.5
Energy	27,517,087	2.9
Financials	176,417,536	18.7
Healthcare	87,937,623	9.3
Industrials	149,907,371	15.9
Information Technology	74,663,813	7.9
Materials	23,949,585	2.6
Telecommunication Services	17,155,788	1.8

Total common stocks	864,158,391	91.7
Short-term investments	65,279,000	7.0

Total investments	929,437,391	98.7
Other assets less liabilities	12,656,207	1.3

Total net assets	$942,093,598	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
British pound	$157,231,049	16.9%
Canadian dollar	12,623,117	1.4
Euro	152,008,459	16.4
Hong Kong dollar	24,450,319	2.6
Japanese yen	86,789,225	9.3
Korean won	38,364,134	4.1
Mexican peso	16,354,598	1.8
Swiss franc	167,891,483	18.1
US dollar	273,725,007	29.4

Total investments	$929,437,391	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	4.7%
Arch Capital Group Ltd.	United States	4.1
Novartis AG	Switzerland	3.9
Covidien Ltd.	United States	3.9
Signet Jewelers Ltd.	United Kingdom	3.8
Adecco SA	Switzerland	3.4
Samsung Electronics Co., Ltd.	Korea	3.3
Unilever plc	United Kingdom	3.3
Publicis Groupe	France	3.2
Panalpina Welttransport Holding AG	Switzerland	3.1

Total		36.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.9%
BorgWarner Inc.	2,070,099	$42,023,010
Johnson Controls, Inc.	3,436,462	41,237,544

		83,260,554
Distributors - 0.8%
LKQ Corporation(1)	1,556,301	22,208,415

Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	207,655	10,434,664

Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc., Class A(1)	123,700	8,211,206
Panera Bread Company, Class A(1)	92,445	5,167,675
Starbucks Corporation(1)	3,514,983	39,051,461
Starwood Hotels & Resorts Worldwide, Inc.	1,144,322	14,532,889
YUM! Brands, Inc.	1,265,632	34,779,567

		101,742,798
Multiline Retail - 2.1%
Kohl’s Corporation(1)	1,414,264	59,851,652

Specialty Retail - 4.1%
Best Buy Co., Inc.	1,541,574	58,518,149
CarMax, Inc.(1)	684,000	8,508,960
Dick’s Sporting Goods, Inc., Class A(1)	1,077,600	15,377,352
GameStop Corp.(1)	1,041,660	29,187,313
J. Crew Group, Inc.(1)	339,226	4,470,999

		116,062,773
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corporation, Class A	41,984	1,773,824

CONSUMER STAPLES - 3.0%
Beverages - 2.2%
Hansen Natural Corporation(1)	1,738,412	62,582,832

	Shares Held	Value

CONSUMER STAPLES (CONTINUED)
Food Products - 0.8%
Bunge Limited	172,788	$9,788,440
H.J. Heinz Company	379,733	12,553,973

		22,342,413
ENERGY - 4.6%
Energy Equipment & Services - 3.0%
Dresser-Rand Group Inc.(1)	1,461,596	32,301,272
Smith International, Inc.	1,797,958	38,620,138
Weatherford International Ltd.(1)	1,262,040	13,970,783

		84,892,193
Oil, Gas & Consumable Fuels - 1.6%
CONSOL Energy Inc.	234,300	5,913,732
Denbury Resources Inc.(1)	441,500	6,560,690
Range Resources Corporation	782,231	32,196,628

		44,671,050
FINANCIALS - 6.5%
Capital Markets - 2.3%
Greenhill & Co., Inc.	135,486	10,005,641
Invesco Limited	3,915,915	54,274,582

		64,280,223
Commercial Banks - 0.9%
HDFC Bank Ltd. (DR)(2)	401,848	24,484,599

Consumer Finance - 0.6%
Discover Financial Services	2,540,160	16,028,410

Diversified Financial Services - 1.9%
CME Group Inc., Class A	217,741	53,649,205

Real Estate Management & Development - 0.8%
The St. Joe Company(1)	1,377,287	23,055,784

HEALTHCARE - 22.7%
Health Care Equipment & Supplies - 5.9%
C.R. Bard, Inc.	988,055	78,767,745
Gen-Probe Incorporated(1)	854,570	38,951,301
Intuitive Surgical, Inc.(1)	300,562	28,661,592
NuVasive, Inc.(1)	727,270	22,821,733

		169,202,371
Health Care Technology - 4.9%
Cerner Corporation(1)	3,147,400	138,391,178

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 5.0%
Illumina, Inc.(1)	537,996	$20,034,971
Thermo Fisher Scientific, Inc.(1)	3,460,083	123,421,161

		143,456,132
Pharmaceuticals - 6.9%
Allergan, Inc.	3,734,661	178,367,409
Shire PLC (DR)(2)	542,744	19,506,219

		197,873,628
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
Precision Castparts Corp.	785,620	47,058,638

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	318,802	14,540,559
Expeditors International of Washington, Inc.	816,827	23,108,036

		37,648,595
Building Products - 0.4%
Owens Corning(1)	1,327,963	12,004,785

Construction & Engineering - 2.9%
Fluor Corporation	811,119	28,024,161
Quanta Services, Inc.(1)	2,525,928	54,181,156

		82,205,317
Electrical Equipment - 4.3%
Cooper Industries, Ltd.	1,131,931	29,271,736
First Solar, Inc.(1)	220,155	29,214,568
Roper Industries, Inc.	1,494,054	63,422,592

		121,908,896
Machinery - 1.0%
PACCAR Inc	1,142,506	29,430,955

Professional Services - 1.9%
FTI Consulting, Inc.(1)	592,744	29,328,973
Robert Half International Inc.	1,455,066	25,943,827

		55,272,800
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	743,726	17,931,234

INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 3.2%
Juniper Networks, Inc.(1)	5,150,527	77,566,937
Polycom, Inc.(1)	817,200	12,576,708

		90,143,645
Computers & Peripherals - 0.7%
Intermec, Inc.(1)	1,346,104	13,999,482
NetApp, Inc.(1)	491,875	7,299,425

		21,298,907

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc.(1)	851,200	$13,082,944
Trimble Navigation Limited(1)	953,099	14,563,353

		27,646,297
Internet Software & Services - 0.4%
Akamai Technologies, Inc.(1)	352,300	6,834,620
VistaPrint Limited(1)	184,800	5,080,152

		11,914,772
IT Services - 5.2%
Affiliated Computer Services, Inc., Class A(1)	934,104	44,734,241
Cognizant Technology Solutions Corporation(1)	1,817,700	37,789,983
The Western Union Company	5,208,847	65,475,207

		147,999,431
Semiconductors & Semiconductor Equipment - 9.2%
Analog Devices, Inc.	3,095,666	59,653,484
Broadcom Corporation, Class A(1)	3,980,419	79,528,772
Cree, Inc.(1)	1,417,911	33,363,446
MEMC Electronic Materials, Inc.(1)	1,881,398	31,024,253
NVIDIA Corporation(1)	4,587,176	45,229,555
Xilinx, Inc.	653,800	12,526,808

		261,326,318
Software - 12.1%
Adobe Systems Incorporated(1)	657,100	14,055,369
Autodesk, Inc.(1)	1,991,337	33,474,375
Blackboard Inc.(1)	307,800	9,769,572
Citrix Systems, Inc.(1)	1,094,260	24,774,046
Electronic Arts Inc.(1)	4,238,835	77,104,409
Intuit Inc.(1)	1,721,657	46,484,739
Mc Afee, Inc.(1)	455,028	15,243,438
Quality Systems, Inc.	476,261	21,550,810
Red Hat, Inc.(1)	2,483,588	44,307,210
salesforce.com, inc.(1)	284,035	9,296,465
Shanda Interactive Entertainment Ltd, (DR)(1)(2)	871,668	34,457,036
VMware, Inc., Class A(1)	574,502	13,569,737

		344,087,206
MATERIALS - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	158,387	11,266,067
Ecolab Inc.	919,518	31,934,860

		43,200,927

	Shares Held	Value

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc.(1)	1,080,808	$16,212,120

Total common stocks (Cost $3,418,570,924)		2,807,535,541

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $44,587,136(3) (Cost $44,587,000)	$44,587,000	44,587,000

Total investments - 100.3% (Cost $3,463,157,924)		2,852,122,541

Other assets less liabilities - (0.3%)		(7,417,257)

Total net assets - 100.0%(4)		$2,844,705,284

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
HDFC Bank Ltd. (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
Shanda Interactive Entertainment Ltd, (DR)	China	US dollar
Shire PLC (DR)	United Kingdom	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$45,481,258

(4)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Allergan, Inc.	United States	6.3%
Cerner Corporation	United States	4.9
Thermo Fisher Scientific, Inc.	United States	4.3
Broadcom Corporation	United States	2.8
C.R. Bard, Inc.	United States	2.8
Juniper Networks, Inc.	United States	2.7
Electronic Arts Inc.	United States	2.7
The Western Union Company	United States	2.3
Roper Industries, Inc.	United States	2.2
Hansen Natural Corporation	United States	2.2

Total		33.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN MID CAP VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.5%

CONSUMER DISCRETIONARY - 15.9%
Auto Components - 1.9%
BorgWarner Inc.	2,424,400	$49,215,320

Automobiles - 1.5%
Thor Industries, Inc.(1)	2,451,400	38,290,868

Hotels, Restaurants & Leisure - 1.7%
Carnival Corporation	1,996,500	43,124,400

Household Durables - 1.9%
Mohawk Industries, Inc.(2)	1,649,600	49,273,552

Leisure Equipment & Products - 1.9%
Mattel, Inc.	4,336,400	49,998,692

Media - 4.3%
Marvel Entertainment, Inc.(2)	2,161,900	57,398,445
Omnicom Group Inc.	2,374,400	55,560,960

		112,959,405
Multiline Retail - 0.9%
Kohl’s Corporation(2)	542,400	22,954,368

Specialty Retail - 1.8%
AutoZone, Inc.(2)	192,700	31,336,874
Bed Bath & Beyond Inc.(2)	657,300	16,268,175

		47,605,049
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.4%
Sysco Corporation	1,612,100	36,755,880

Food Products - 1.5%
H.J. Heinz Company	1,174,700	38,835,582

ENERGY - 8.1%
Energy Equipment & Services - 3.3%
Baker Hughes Incorporated	1,355,900	38,710,945
Nabors Industries Ltd.(2)	4,592,600	45,880,074

		84,591,019

	Shares Held	Value

ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels - 4.8%
Cimarex Energy Co.	2,249,390	$41,343,788
EOG Resources, Inc.	793,500	43,452,060
Valero Energy Corporation	2,280,700	40,824,530

		125,620,378
FINANCIALS - 18.0%
Consumer Finance - 1.0%
The Student Loan Corporation	601,400	26,124,816

Insurance - 15.1%
Alleghany Corporation(2)	386,249	104,607,681
Allied World Assurance Company Holdings, Ltd	1,380,900	52,515,627
Arch Capital Group Ltd.(2)	929,773	50,077,574
Brown & Brown, Inc.	3,074,200	58,133,122
Fidelity National Financial, Inc.	2,244,331	43,786,898
The Progressive Corporation(2)	3,761,500	50,554,560
White Mountains Insurance Group, Ltd.	191,300	32,886,383

		392,561,845
Real Estate Investment Trusts (REITS) - 1.9%
Annaly Capital Management, Inc.	3,611,600	50,092,892

HEALTHCARE - 3.7%
Health Care Providers & Services - 3.7%
Cardinal Health, Inc.	1,405,900	44,257,732
CIGNA Corporation	2,886,800	50,778,812

		95,036,544
INDUSTRIALS - 24.2%
Aerospace & Defense - 4.6%
General Dynamics Corporation	1,148,100	47,749,479
Rockwell Collins, Inc.	2,162,800	70,593,792

		118,343,271
Commercial Services & Supplies - 2.5%
Cintas Corporation	2,630,600	65,028,432

Electrical Equipment - 4.6%
Acuity Brands, Inc.(1)	1,866,600	42,073,164
Hubbell Inc., Class B	1,665,800	44,909,968
Thomas & Betts Corporation(2)	1,305,000	32,651,100

		119,634,232

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Machinery - 1.8%
Dover Corporation	1,738,600	$45,864,268

Marine - 0.8%
Alexander & Baldwin, Inc.	1,174,100	22,343,123

Professional Services - 5.8%
Equifax Inc.	1,787,000	43,692,150
Manpower Inc.	2,009,700	63,365,841
Robert Half International Inc.	2,399,400	42,781,302

		149,839,293
Road & Rail - 2.8%
Con-way Inc.(1)	1,736,600	31,137,238
Ryder System, Inc.	1,454,100	41,165,571

		72,302,809
Trading Companies & Distributors - 1.3%
GATX Corporation	1,673,700	33,858,951

INFORMATION TECHNOLOGY - 21.0%
Communications Equipment - 1.4%
Corning Incorporated	2,761,000	36,638,470

Computers & Peripherals - 1.5%
Seagate Technology	6,346,000	38,139,460

Electronic Equipment & Instruments - 8.1%
Arrow Electronics, Inc.(2)	3,463,500	66,014,310
Avnet, Inc.(2)	4,022,800	70,439,228
Ingram Micro Inc., Class A(2)	5,800,100	73,313,264

		209,766,802
IT Services - 2.0%
Hewitt Associates, Inc.(2)	1,774,500	52,809,120

Semiconductors & Semiconductor Equipment - 6.2%
Analog Devices, Inc.	2,937,900	56,613,333
Lam Research Corporation(2)	2,561,400	58,323,078
National Semiconductor Corporation	4,398,900	45,176,703

		160,113,114
Software - 1.8%
Autodesk, Inc.(2)	2,724,300	45,795,483

UTILITIES - 0.7%
Multi-Utilities - 0.7%
TECO Energy, Inc.	1,543,400	17,208,910

Total common stocks (Cost $3,354,484,429)		2,450,726,348

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $148,408,453(3) (Cost $148,408,000)	$148,408,000	$148,408,000

Total investments - 100.2% (Cost $3,502,892,429)		2,599,134,348

Other assets less liabilities - (0.2%)		(5,969,228)

Total net assets - 100.0%(4)		$2,593,165,120

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(2)	Non-income producing security.
(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$151,383,033

(4)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Alleghany Corporation	United States	4.0%
Ingram Micro Inc.	United States	2.8
Rockwell Collins, Inc.	United States	2.7
Avnet, Inc.	United States	2.7
Arrow Electronics, Inc.	United States	2.5
Cintas Corporation	United States	2.5
Manpower Inc.	United States	2.4
Lam Research Corporation	United States	2.2
Brown & Brown, Inc.	United States	2.2
Marvel Entertainment, Inc.	United States	2.2

Total		26.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC GROWTH FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 17.3%
Auto Components - 3.3%
BorgWarner Inc.	4,500	$91,350
Johnson Controls, Inc.	19,400	232,800

		324,150
Hotels, Restaurants & Leisure - 2.8%
Starbucks Corporation(1)	24,900	276,639

Internet & Catalog Retail - 1.4%
Amazon.com, Inc.(1)	1,800	132,192

Multiline Retail - 4.2%
Kohl’s Corporation(1)	4,100	173,512
Target Corporation	6,765	232,648

		406,160
Specialty Retail - 4.2%
Best Buy Co., Inc.	7,975	302,731
GameStop Corp.(1)	3,775	105,776

		408,507
Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	2,845	133,402

CONSUMER STAPLES - 6.5%
Food Products - 2.4%
H.J. Heinz Company	6,985	230,924

Tobacco - 4.1%
Philip Morris International Inc.	11,202	398,567

ENERGY - 5.2%
Energy Equipment & Services - 2.5%
Smith International, Inc.	11,175	240,039

Oil, Gas & Consumable Fuels - 2.7%
Petroleo Brasileiro S.A. (DR)(2)	8,725	265,851

FINANCIALS - 13.3%
Capital Markets - 4.3%
Invesco Limited	30,500	422,730

Consumer Finance - 1.4%
Discover Financial Services	21,424	135,185

Diversified Financial Services - 7.6%
CME Group Inc., Class A	2,230	549,450
JPMorgan Chase & Co.	7,250	192,705

		742,155

	Shares Held	Value

HEALTHCARE - 16.7%
Biotechnology - 3.2%
Celgene Corporation(1)	3,065	$136,086
Genzyme Corporation(1)	2,895	171,934

		308,020
Health Care Equipment & Supplies - 1.5%
C.R. Bard, Inc.	1,825	145,489

Health Care Technology - 3.0%
Cerner Corporation(1)	6,630	291,521

Life Sciences Tools & Services - 3.1%
Thermo Fisher Scientific, Inc.(1)	8,430	300,698

Pharmaceuticals - 5.9%
Allergan, Inc.	11,940	570,254

INDUSTRIALS - 5.9%
Construction & Engineering - 1.0%
Quanta Services, Inc.(1)	4,775	102,424

Electrical Equipment - 3.6%
First Solar, Inc.(1)	1,285	170,519
Gamesa Corporacion Tecnologica, S.A.(2)(3)	14,125	181,216

		351,735
Machinery - 1.3%
PACCAR Inc	4,800	123,648

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 6.8%
Corning Incorporated	15,200	201,704
Juniper Networks, Inc.(1)	15,400	231,924
QUALCOMM Incorporated	3,700	143,967
Tandberg ASA(2)(3)	5,975	88,056

		665,651
Computers & Peripherals - 5.1%
Apple Inc.(1)	2,750	289,080
EMC Corporation(1)	18,300	208,620

		497,700
Internet Software & Services - 2.1%
Google Inc., Class A(1)	600	208,836

IT Services - 2.1%
Cognizant Technology Solutions Corporation(1)	9,650	200,624

	Shares Held	Value
INFORMATION TECHNOLOGY (CONTINUED)
Semiconductors & Semiconductor Equipment - 4.6%
Broadcom Corporation, Class A(1)	12,300	$245,754
MEMC Electronic Materials, Inc.(1)	6,300	103,887
Xilinx, Inc.	5,400	103,464

		453,105
Software - 5.7%
Activision Blizzard, Inc.(1)	11,200	117,152
Adobe Systems Incorporated(1)	6,025	128,875
Oracle Corporation(1)	17,100	308,997

		555,024
MATERIALS - 3.1%
Chemicals - 3.1%
Ecolab Inc.	2,725	94,639
Monsanto Company	1,190	98,889
The Mosaic Company	2,515	105,580

		299,108

Total common stocks (Cost $9,624,200)		9,190,338
	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $346,001(4) (Cost $346,000)	$346,000	346,000

Total investments - 98.0% (Cost $9,970,200)		9,536,338

Other assets less liabilities - 2.0%		194,863

Total net assets - 100.0%(5)		$9,731,201

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Gamesa Corporacion Tecnologica, S.A.	Spain	Euro
Petroleo Brasileiro S.A. (DR)	Brazil	US dollar
Tandberg ASA	Norway	Norwegian krone

(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $269,272 or 2.8% of total net assets.
(4)	Collateralized by:

Issuer	Maturity	Value
U.S. Treasury Bill	8/27/2009	$354,574

(5)	Percentages for the various classifications relate to total net assets.

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Euro	$181,216	1.9%
Norwegian krone	88,056	0.9
US dollar	9,267,066	97.2

Total investments	$9,536,338	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Allergan, Inc.	United States	5.9%
CME Group Inc.	United States	5.6
Invesco Limited	United States	4.3
Philip Morris International Inc.	United States	4.1
Oracle Corporation	United States	3.2
Best Buy Co., Inc.	United States	3.1
Thermo Fisher Scientific, Inc.	United States	3.1
Cerner Corporation	United States	3.0
Apple Inc.	United States	3.0
Starbucks Corporation	United States	2.8

Total		38.1%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN OPPORTUNISTIC VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.4%

CONSUMER DISCRETIONARY - 12.6%
Hotels, Restaurants & Leisure - 2.9%
Carnival Corporation	169,400	$3,659,040

Household Durables - 2.3%
Mohawk Industries, Inc.(1)	98,300	2,936,221

Media - 7.4%
Comcast Corporation, Class A Special(2)	208,200	2,679,534
Omnicom Group Inc.	150,700	3,526,380
The Walt Disney Company	171,300	3,110,808

		9,316,722
CONSUMER STAPLES - 4.8%
Food Products - 1.9%
Unilever PLC (DR)(3)	128,200	2,426,826

Tobacco - 2.9%
Philip Morris International Inc.	104,600	3,721,668

ENERGY - 7.5%
Energy Equipment & Services - 2.2%
Nabors Industries Ltd.(1)	280,700	2,804,193

Oil, Gas & Consumable Fuels - 5.3%
Apache Corporation	62,700	4,018,443
Valero Energy Corporation	151,600	2,713,640

		6,732,083
FINANCIALS - 15.0%
Insurance - 12.7%
Allied World Assurance Company Holdings, Ltd	52,900	2,011,787
The Allstate Corporation	129,150	2,473,223
Berkshire Hathaway Inc., Class B(1)	2,270	6,401,400
Fidelity National Financial, Inc.	110,900	2,163,659
The Progressive Corporation(1)	228,300	3,068,352

		16,118,421
Real Estate Investment Trusts (REITS) - 2.3%
Annaly Capital Management, Inc.	211,000	2,926,570

HEALTHCARE - 8.0%
Health Care Providers & Services - 4.1%
Cardinal Health, Inc.	79,500	2,502,660
CIGNA Corporation	154,900	2,724,691

		5,227,351

	Shares Held	Value

HEALTHCARE (CONTINUED)
Pharmaceuticals - 3.9%
Johnson & Johnson	45,900	$2,414,340
Pfizer Inc.	183,400	2,497,908

		4,912,248
INDUSTRIALS - 14.5%
Aerospace & Defense - 8.6%
The Boeing Company	79,100	2,814,378
General Dynamics Corporation	80,900	3,364,631
Rockwell Collins, Inc.	141,800	4,628,352

		10,807,361
Industrial Conglomerates - 2.5%
3M Company	63,600	3,162,192

Professional Services - 3.4%
Manpower Inc.	138,000	4,351,140

INFORMATION TECHNOLOGY - 33.0%
Communications Equipment - 8.5%
Cisco Systems, Inc.(1)	168,900	2,832,453
Corning Incorporated	228,300	3,029,541
Nokia Corporation (DR)(3)	417,800	4,875,726

		10,737,720
Computers & Peripherals - 6.8%
Dell Inc.(1)	342,500	3,246,900
Hewlett-Packard Company	107,200	3,436,832
Seagate Technology	312,600	1,878,726

		8,562,458
Electronic Equipment & Instruments - 6.0%
Avnet, Inc.(1)	166,600	2,917,166
Ingram Micro Inc., Class A(1)	369,700	4,673,008

		7,590,174
IT Services - 3.6%
Accenture Ltd, Class A	165,200	4,541,348

Semiconductors & Semiconductor Equipment - 3.8%
Texas Instruments Incorporated	289,600	4,781,296

Software - 4.3%
Microsoft Corporation	293,800	5,397,106

Total common stocks (Cost $174,935,768)		120,712,138

	Par Amount	Value
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $4,679,014(4) (Cost $4,679,000)	$4,679,000	$4,679,000

Total investments - 99.1% (Cost $179,614,768)		125,391,138

Other assets less liabilities - 0.9%		1,119,654

Total net assets - 100.0%(5)		$126,510,792

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Nokia Corporation (DR)	Finland	US dollar
Unilever PLC (DR)	United Kingdom	US dollar

(4) Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.500%	11/15/2024	$1,085,448
U.S. Treasury Bond	7.625	2/15/2025	3,688,264

(5)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Berkshire Hathaway Inc.	United States	5.1%
Microsoft Corporation	United States	4.3
Nokia Corporation	Finland	3.9
Texas Instruments Incorporated	United States	3.8
Ingram Micro Inc.	United States	3.7
Rockwell Collins, Inc.	United States	3.7
Accenture Ltd	United States	3.6
Manpower Inc.	United States	3.4
Apache Corporation	United States	3.2
Philip Morris International Inc.	United States	2.9

Total		37.6%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 95.9%

CONSUMER DISCRETIONARY - 11.0%
Distributors - 2.5%
LKQ Corporation(1)	496,000	$7,077,920

Hotels, Restaurants & Leisure - 2.2%
Life Time Fitness, Inc.(1)	272,500	3,422,600
WMS Industries Inc.(1)	139,900	2,925,309

		6,347,909
Specialty Retail - 4.5%
The Gymboree Corporation(1)	123,500	2,636,725
Hibbett Sports, Inc.(1)	259,950	4,996,239
PETsMART, Inc.	192,800	4,041,088
TIFFANY & CO.	58,700	1,265,572

		12,939,624
Textiles, Apparel & Luxury Goods - 1.8%
Iconix Brand Group, Inc.(1)	579,900	5,132,115

CONSUMER STAPLES - 2.9%
Food Products - 1.5%
Flowers Foods, Inc.	183,800	4,315,624

Personal Products - 1.4%
Bare Escentuals, Inc.(1)	993,700	4,074,170

ENERGY - 8.3%
Energy Equipment & Services - 6.1%
Atwood Oceanics, Inc.(1)	289,900	4,809,441
Core Laboratories N.V.	67,700	4,952,932
Dril-Quip, Inc.(1)	181,100	5,559,770
Helmerich & Payne, Inc.	103,100	2,347,587

		17,669,730
Oil, Gas & Consumable Fuels - 2.2%
Carrizo Oil & Gas, Inc.(1)	379,300	3,368,184
Comstock Resources, Inc.(1)	37,200	1,108,560
Penn Virginia Corporation	157,100	1,724,958

		6,201,702
FINANCIALS - 6.2%
Capital Markets - 3.8%
Ares Capital Corporation	798,776	3,866,076
Greenhill & Co., Inc.	26,000	1,920,100
Investment Technology Group, Inc.(1)	200,200	5,109,104

		10,895,280

	Shares Held	Value

FINANCIALS (CONTINUED)
Insurance - 2.4%
Reinsurance Group of America, Incorporated	123,100	$3,987,209
Selective Insurance Group, Inc.	242,300	2,946,368

		6,933,577
HEALTHCARE - 15.0%
Biotechnology - 0.8%
Cepheid(1)	325,600	2,246,640

Health Care Equipment & Supplies - 1.7%
VNUS Medical Technologies, Inc.(1)	45,600	969,912
Wright Medical Group, Inc.(1)	291,700	3,800,851

		4,770,763
Health Care Providers & Services - 7.9%
Catalyst Health Solutions, Inc.(1)	191,300	3,791,566
Genoptix, Inc.(1)	146,200	3,988,336
MEDNAX, Inc.(1)	81,800	2,410,646
PSS World Medical, Inc.(1)	322,100	4,622,135
Psychiatric Solutions, Inc.(1)	296,300	4,660,799
VCA Antech, Inc.(1)	148,400	3,346,420

		22,819,902
Health Care Technology - 2.8%
athenahealth, Inc.(1)	120,300	2,900,433
Phase Forward Incorporated(1)	407,800	5,215,762

		8,116,195
Life Sciences Tools & Services - 1.8%
ICON PLC (DR)(1)(2)	324,600	5,242,290

INDUSTRIALS - 21.7%
Aerospace & Defense - 1.6%
AAR CORP.(1)	365,200	4,579,608

Air Freight & Logistics - 1.5%
UTi Worldwide Inc.	358,300	4,281,685

Airlines - 0.9%
Allegiant Travel Company(1)	57,000	2,591,220

Commercial Services & Supplies - 6.0%
Corrections Corporation of America(1)	294,900	3,777,669
The GEO Group, Inc.(1)	287,000	3,802,750
Mobile Mini, Inc.(1)	306,200	3,527,424
Waste Connections, Inc.(1)	234,125	6,017,012

		17,124,855

	Shares Held	Value

INDUSTRIALS (CONTINUED)
Electrical Equipment - 1.5%
General Cable Corporation(1)	104,000	$2,061,280
Regal Beloit Corporation	77,200	2,365,408

		4,426,688
Machinery - 3.8%
Actuant Corporation	473,300	4,889,189
Astec Industries, Inc.(1)	53,200	1,395,436
The Middleby Corporation(1)	145,000	4,702,350

		10,986,975
Professional Services - 2.9%
FTI Consulting, Inc.(1)	106,700	5,279,516
Huron Consulting Group Inc.(1)	75,100	3,186,493

		8,466,009
Road & Rail - 1.6%
Old Dominion Freight Line, Inc.(1)	198,600	4,665,114

Trading Companies & Distributors - 0.6%
Interline Brands, Inc.(1)	194,100	1,636,263

Transportation Infrastructure - 1.3%
Aegean Marine Petroleum Network Inc.(2)	216,600	3,628,050

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 1.5%
Avocent Corporation(1)	353,900	4,296,346

Electronic Equipment & Instruments - 1.7%
Brightpoint, Inc.(1)	1,164,800	4,985,344

Internet Software & Services - 4.7%
Bankrate, Inc.(1)	93,500	2,332,825
Equinix, Inc.(1)	96,000	5,390,400
Omniture, Inc.(1)	433,000	5,711,270

		13,434,495
IT Services - 3.8%
Euronet Worldwide, Inc.(1)	571,780	7,467,447
ManTech International Corporation, Class A(1)	83,400	3,494,460

		10,961,907
Semiconductors & Semiconductor Equipment - 5.8%
Atheros Communications, Inc.(1)	254,500	3,730,970
Microsemi Corporation(1)	469,000	5,440,400
Tessera Technologies, Inc.(1)	409,300	5,472,341
Varian Semiconductor Equipment Associates, Inc.(1)	90,000	1,949,400

		16,593,111

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Software - 9.9%
ANSYS, Inc.(1)	99,200	$2,489,920
CommVault Systems, Inc.(1)	454,800	4,989,156
Concur Technologies, Inc.(1)	216,200	4,148,878
Informatica Corporation(1)	377,800	5,009,628
Macrovision Corporation(1)	288,600	5,134,194
Progress Software Corporation(1)	259,800	4,510,128
Quest Software, Inc.(1)	181,600	2,302,688

		28,584,592
MATERIALS - 1.6%
Chemicals - 1.6%
Albemarle Corporation	217,600	4,737,152

UTILITIES - 1.8%
Electrical Utilities - 1.8%
ITC Holdings Corp.	117,500	5,125,350

Total common stocks (Cost $322,498,789)		275,888,205

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.2%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $12,211,037(3) (Cost $12,211,000)	$12,211,000	12,211,000

Total investments - 100.1% (Cost $334,709,789)		288,099,205

Other assets less liabilities - (0.1%)		(350,883)

Total net assets - 100.0%(4)		$287,748,322

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
Aegean Marine Petroleum Network Inc.	Greece	US dollar
ICON PLC (DR)	Ireland	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.50%	11/15/2024	$12,459,720

(4)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Euronet Worldwide, Inc.	United States	2.6%
LKQ Corporation	United States	2.5
Waste Connections, Inc.	United States	2.1
Omniture, Inc.	United States	2.0
Dril-Quip, Inc.	United States	1.9
Tessera Technologies, Inc.	United States	1.9
Microsemi Corporation	United States	1.9
Equinix, Inc.	United States	1.9
FTI Consulting, Inc.	United States	1.8
ICON PLC	Ireland	1.8

Total		20.4%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

ARTISAN SMALL CAP VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 10.1%
Automobiles - 1.3%
Thor Industries, Inc.(1)	1,053,400	$16,454,108

Hotels, Restaurants & Leisure - 2.5%
International Speedway Corporation, Class A	636,500	14,041,190
Jack in the Box Inc.(2)	719,900	16,766,471

		30,807,661
Household Durables - 1.0%
Ethan Allen Interiors Inc.	1,153,100	12,983,906

Media - 3.3%
Belo Corp., Series A	1,840,000	1,122,400
The E.W. Scripps Company, Class A(3)	939,466	1,268,279
Marvel Entertainment, Inc.(2)	642,600	17,061,030
Meredith Corporation	933,000	15,525,120
World Wrestling Entertainment, Inc., Class A	508,400	5,866,936

		40,843,765
Specialty Retail - 1.0%
Rent-A-Center, Inc.(2)	666,385	12,907,877

Textiles, Apparel & Luxury Goods - 1.0%
Columbia Sportswear Company	407,600	12,195,392

CONSUMER STAPLES - 3.3%
Food Products - 2.1%
Sanderson Farms, Inc.	701,000	26,322,550

Tobacco - 1.2%
Universal Corporation	490,300	14,669,776

ENERGY - 7.9%
Energy Equipment & Services - 5.2%
Atwood Oceanics, Inc.(2)	368,100	6,106,779
Cal Dive International, Inc.(2)	1,921,787	13,010,498
Complete Production Services, Inc.(2)	917,200	2,824,976
Gulf Island Fabrication, Inc.	52,700	422,127
Oceaneering International, Inc.(2)	240,000	8,848,800
Parker Drilling Company(2)	2,309,000	4,248,560

	Shares Held	Value

ENERGY (CONTINUED)
Energy Equipment & Services (Continued)
Patterson-UTI Energy, Inc.	1,305,600	$11,698,176
RPC, Inc.	1,455,100	9,647,313
Superior Energy Services, Inc.(2)	698,700	9,006,243

		65,813,472
Oil, Gas & Consumable Fuels - 2.7%
Forest Oil Corporation(2)	821,600	10,804,040
Holly Corporation	719,900	15,261,880
St. Mary Land & Exploration Company	569,400	7,533,162

		33,599,082
FINANCIALS - 9.9%
Consumer Finance - 0.8%
The Student Loan Corporation	233,900	10,160,616

Diversified Financial Services - 1.2%
PICO Holdings, Inc.(2)	516,100	15,519,127

Insurance - 6.6%
Assured Guaranty Ltd.	1,039,200	7,035,384
Max Capital Group Ltd.	831,800	14,340,232
Platinum Underwriters Holdings, Ltd.	362,000	10,266,320
Stewart Information Services Corporation(1)	1,261,178	24,592,971
Willis Group Holdings Limited	350,546	7,712,012
Zenith National Insurance Corp.	766,700	18,485,137

		82,432,056
Real Estate Investment Trusts (REITS) - 1.3%
Cousins Properties Incorporated	1,000,600	6,443,864
Hatteras Financial Corporation	378,245	9,452,343

		15,896,207
HEALTHCARE - 3.7%
Health Care Equipment & Supplies - 0.1%
National Dentex Corporation(2)	257,000	999,730

Health Care Providers & Services - 2.5%
AMN Healthcare Services, Inc.(1)(2)	2,010,000	10,251,000
Cross Country Healthcare, Inc.(1)(2)	2,086,100	13,663,955
HealthSpring, Inc.(2)	860,600	7,203,222
Medical Staffing Network Holdings, Inc.(1)(2)	1,567,900	235,185

		31,353,362

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 1.1%
Varian Inc.(2)	569,400	$13,517,556

INDUSTRIALS - 25.9%
Building Products - 1.2%
Quanex Building Products Corporation(1)	1,937,075	14,721,770

Commercial Services & Supplies - 1.3%
ABM Industries Incorporated	313,100	5,134,840
Comfort Systems USA, Inc.	1,027,000	10,649,990

		15,784,830
Construction & Engineering - 2.0%
EMCOR Group, Inc.(2)	970,100	16,656,617
Granite Construction Incorporated	235,900	8,841,532

		25,498,149
Electrical Equipment - 3.6%
Acuity Brands, Inc.(1)	815,500	18,381,370
Regal Beloit Corporation	545,000	16,698,800
Woodward Governor Company	939,800	10,506,964

		45,587,134
Industrial Conglomerates - 1.6%
McDermott International, Inc.(2)	1,490,700	19,960,473

Machinery - 4.9%
Astec Industries, Inc.(2)	528,800	13,870,424
Harsco Corporation	447,400	9,918,858
IDEX Corporation	622,300	13,609,701
Mueller Industries, Inc.	642,600	13,937,994
Nordson Corporation	380,300	10,811,929

		62,148,906
Marine - 1.4%
Kirby Corporation(2)	663,000	17,662,320

Professional Services - 7.2%
Diamond Management & Technology Consultants, Inc.(1)	1,860,600	4,744,530
Hudson Highland Group, Inc.(2)	1,135,800	1,260,738
Kforce Inc.(1)(2)	2,346,362	16,494,925
Korn/Ferry International(2)	1,403,200	12,712,992
Monster Worldwide, Inc.(2)	1,622,900	13,226,635
MPS Group, Inc.(2)	2,580,700	15,355,165
School Specialty, Inc.(2)	775,700	13,644,563
TrueBlue, Inc.(2)	1,509,000	12,449,250

		89,888,798
Road & Rail - 2.7%
Arkansas Best Corporation	620,300	11,798,106
Con-way Inc.(1)	595,900	10,684,487
Old Dominion Freight Line, Inc.(2)	479,500	11,263,455

		33,746,048

	Shares Held	Value

INFORMATION TECHNOLOGY - 30.4%
Computers & Peripherals - 1.0%
Imation Corp.	994,500	$7,607,925
Intermec, Inc.(2)	507,700	5,280,080
Xyratex Ltd(2)	120,200	264,440

		13,152,445
Electronic Equipment & Instruments - 3.8%
Arrow Electronics, Inc.(2)	970,100	18,490,106
Benchmark Electronics, Inc.(2)	1,138,800	12,754,560
Orbotech, Ltd.(1)(2)(4)	2,649,139	10,040,237
RadiSys Corporation(2)	1,084,700	6,573,282

		47,858,185
Internet Software & Services - 0.7%
EarthLink, Inc.(2)	1,366,200	8,975,934

IT Services - 4.2%
CACI International Inc(2)	292,200	10,662,378
MAXIMUS, Inc.	642,300	25,602,078
SRA International, Inc., Class A(2)	1,162,000	17,081,400

		53,345,856
Semiconductors & Semiconductor Equipment - 8.6%
Actel Corporation(2)	1,031,100	10,434,732
ATMI, Inc.(2)	957,900	14,780,397
Cymer, Inc.(2)	848,000	18,876,480
Entegris, Inc.(2)	499,200	429,312
LTX Corporation(2)	3,769,700	1,055,516
Rudolph Technologies, Inc.(1)(2)	1,771,000	5,366,130
Standard Microsystems Corporation(2)	1,063,600	19,782,960
Ultra Clean Holdings, Inc.(1)(2)	1,327,900	1,420,853
Ultratech, Inc.(1)(2)	1,342,200	16,764,078
Varian Semiconductor Equipment Associates, Inc.(2)	905,000	19,602,300

		108,512,758
Software - 12.1%
Fair Isaac Corporation	1,134,800	15,966,636
Jack Henry and Associates, Inc.	768,700	12,545,184
Lawson Software, Inc.(2)	4,388,600	18,651,550
Manhattan Associates, Inc.(1)(2)	1,384,900	23,986,468
MicroStrategy Incorporated, Class A(2)	463,700	15,853,903
Progress Software Corporation(2)	654,800	11,367,328
SPSS Inc.(2)	752,500	21,393,575
TIBCO Software Inc.(2)	2,967,100	17,416,877
Tyler Technologies, Inc.(2)	967,000	14,147,210

		151,328,731
MATERIALS - 5.1%
Chemicals - 3.1%
H.B. Fuller Company	1,130,700	14,699,100

	Shares Held	Value

MATERIALS (CONTINUED)
Chemicals (Continued)
OM Group, Inc.(2)	738,200	$14,262,024
Sensient Technologies Corporation	420,000	9,870,000

		38,831,124
Construction Materials - 1.2%
Eagle Materials Inc.	613,000	14,865,250

Metals & Mining - 0.8%
Schnitzer Steel Industries, Inc., Class A	310,100	9,734,039

UTILITIES - 0.8%
Electrical Utilities - 0.8%
El Paso Electric Company(2)	752,500	10,602,725

Total common stocks (Cost $1,844,460,055)		1,218,681,718

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 2.8%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $35,285,108(5) (Cost $35,285,000)	$35,285,000	35,285,000

Total investments - 99.9% (Cost $1,879,745,055)		1,253,966,718

Other assets less liabilities - 0.1%		1,072,696

Total net assets - 100.0%(6)		$1,255,039,414

(1)	Affiliated company as defined by the Investment Company Act of 1940. See Note (6) in Notes to Financial Statements.
(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	The Fund considers the company to be from Israel. See the Fund’s Statement of Additional Information for information on how a particular country is assigned. The security trades in U.S. dollars.
(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$35,995,667

(6)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Sanderson Farms, Inc.	United States	2.1%
MAXIMUS, Inc.	United States	2.0
Stewart Information Services Corporation	United States	2.0
Manhattan Associates, Inc.	United States	1.9
SPSS Inc.	United States	1.7
McDermott International, Inc.	United States	1.6
Standard Microsystems Corporation	United States	1.6
Varian Semiconductor Equipment Associates, Inc.	United States	1.6
Cymer, Inc.	United States	1.5
Lawson Software, Inc.	United States	1.5

Total		17.5%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2009 (Unaudited)

GLOBAL VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$16,344,957
Investments in securities, affiliated, at value	-
Short-term investments (repurchase agreements), at value	830,000

Total investments	17,174,957
Cash	683
Foreign currency	11
Net unrealized gain on foreign currency forward contracts	740
Receivable from investments sold	121,085
Receivable from fund shares sold	6,750
Dividends and interest receivable	37,488
Receivable from Adviser	85,346
Other assets	56

Total assets	17,427,116

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-
Payable for investments purchased	44,631
Payable for fund shares redeemed	43,615
Payable for operating expenses	224,871
Payable for withholding taxes	995
Payable for advisory fees	70,387
Payable for deferred directors’ compensation	56

Total liabilities	384,555

Total net assets	$17,042,561

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$22,170,028
Net unrealized depreciation on investments and foreign currency related transactions	(3,005,051)
Accumulated undistributed net investment income (loss)	42,468
Accumulated undistributed net realized (losses) on investments and foreign currency related transactions	(2,164,884)

$17,042,561

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$17,042,561
Institutional Shares
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	2,876,334
Institutional Shares
Net asset value, offering price and redemption price per share
Investor Shares	$5.93
Institutional Shares
Cost of securities of unaffiliated issuers held	$20,179,787
Cost of securities of affiliated issuers held	$-
Cost of foreign currency	$11

INTERNATIONAL	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP

$6,986,253,131	$355,528,096	$864,158,391	$2,807,535,541
-	5,027,958	-	-
266,077,000	49,740,000	65,279,000	44,587,000

7,252,330,131	410,296,054	929,437,391	2,852,122,541
181	136	912	172
816,732	22	11	-
-	-	18,664	-
29,372,910	2,225,690	1,356,615	4,308,477
17,471,806	776,260	10,289,150	3,881,318
32,236,527	1,743,456	4,377,800	1,790,076
-	-	-	-
153,224	10,385	14,966	56,359

7,332,381,511	415,052,003	945,495,509	2,862,158,943

104,496	15,867	-	-
13,782,524	-	710,166	9,938,667
6,013,543	2,724,986	1,704,352	3,473,976
9,163,614	727,692	776,498	3,984,657
1,976,739	34,422	195,929	-
-	-	-	-
153,224	10,385	14,966	56,359

31,194,140	3,513,352	3,401,911	17,453,659

$7,301,187,371	$411,538,651	$942,093,598	$2,844,705,284

$12,100,828,238	$704,519,208	$1,405,531,139	$4,144,452,330
(2,418,135,332)	(150,195,480)	(328,868,731)	(611,035,383)
6,824,284	54,095	(5,029,738)	(7,231,613)
(2,388,329,819)	(142,839,172)	(129,539,072)	(681,480,050)

$7,301,187,371	$411,538,651	$942,093,598	$2,844,705,284

$5,229,893,791	$411,538,651	$804,602,106	$2,497,284,137
$2,071,293,580		$137,491,492	$347,421,147

387,930,823	40,384,711	52,601,277	143,990,530
152,731,026		8,995,143	19,472,696

$13.48	$10.19	$15.30	$17.34
$13.56		$15.29	$17.84
$9,669,499,057	$536,807,189	$1,258,178,065	$3,463,157,924
$-	$23,603,223	$-	$-
$892,467	$23	$11	$-

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2009 (Unaudited) (Continued)

MID CAP VALUE
ASSETS:
Investments in securities, unaffiliated, at value	$2,339,225,078
Investments in securities, affiliated, at value	111,501,270
Short-term investments (repurchase agreements), at value	148,408,000

Total investments	2,599,134,348
Cash	173
Receivable from investments sold	13,609,942
Receivable from fund shares sold	15,544,720
Dividends and interest receivable	3,983,772
Receivable from Adviser	-
Other assets	33,829

Total assets	2,632,306,784

LIABILITIES:
Payable for investments purchased	36,322,834
Payable for fund shares redeemed	1,298,853
Payable for operating expenses	1,486,148
Payable for advisory fees	-
Payable for deferred directors’ compensation	33,829

Total liabilities	39,141,664

Total net assets	$2,593,165,120

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$3,780,303,918
Net unrealized depreciation on investments and foreign currency related transactions	(903,758,081)
Accumulated undistributed net investment income (loss)	11,334,856
Accumulated undistributed net realized (losses) on investments and foreign currency related transactions	(294,715,573)

$2,593,165,120

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares	$2,593,165,120
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares	217,089,280
Net asset value, offering price and redemption price per share
Investor Shares	$11.95
Cost of securities of unaffiliated issuers held	$3,282,494,839
Cost of securities of affiliated issuers held	$220,397,590

OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$9,190,338	$120,712,138	$275,888,205	$1,030,879,651
-	-	-	187,802,067
346,000	4,679,000	12,211,000	35,285,000

9,536,338	125,391,138	288,099,205	1,253,966,718
936	655	573	486
88,742	1,512,917	2,886,934	64,581
165,880	321,663	280,924	3,058,719
12,395	282,421	376,888	452,140
63,087	-	-	-
-	1,722	10,469	103,321

9,867,378	127,510,516	291,654,993	1,257,645,965

23,287	694,460	2,258,462	735,692
-	111,892	937,443	751,587
80,997	191,650	700,297	1,097,786
28,893	-	-	-
-	1,722	10,469	21,486

133,177	999,724	3,906,671	2,606,551

$9,734,201	$126,510,792	$287,748,322	$1,255,039,414

$11,693,064	$269,302,534	$617,791,435	$2,019,328,204
(433,862)	(54,223,630)	(46,610,584)	(625,778,337)
1,322	(90,075)	(1,124,753)	2,072,481
(1,526,323)	(88,478,037)	(282,307,776)	(140,582,934)

$9,734,201	$126,510,792	$287,748,322	$1,255,039,414

$9,734,201	$126,510,792	$287,748,322	$1,255,039,414

1,469,988	21,809,025	33,826,011	137,974,034

$6.62	$5.80	$8.51	$9.10
$9,970,200	$179,614,768	$334,709,789	$1,467,203,690
$-	$-	$-	$412,541,365

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2009 (Unaudited)

GLOBAL VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$173,235
Dividends, from affiliated issuers(1)	-
Interest	397

Total investment income	173,632

EXPENSES:
Advisory fees	70,387
Transfer agent fees
Investor Shares	58,569
Institutional Shares
Shareholder communications
Investor Shares	4,527
Institutional Shares
Custodian fees	10,930
Accounting fees	20,830
Professional fees	5,356
Less insurance recoveries(2)	-

Net professional fees	5,356
Registration fees
Investor Shares	15,382
Institutional Shares
Directors’ fees	3,000
Other operating expenses	1,946

Total operating expenses	190,927
Less amounts waived or paid by the Adviser or the board of directors	(85,346)

Net Expenses	105,581

Net investment income (loss)	68,051

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(1,905,323)
Foreign currency related transactions	(665)

(1,905,988)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(1,745,320)
Foreign currency related transactions	196

(1,745,124)

Net (loss) on investments and foreign currency related transactions	(3,651,112)

Net (decrease) in net assets resulting from operations	$(3,583,061)

(1)

Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized (loss) on investments from affiliated issuers
Global Value	$4,933	$-	$-
International	6,103,399	95,956	(68,638,629)
International Small Cap	174,154	-	(1,101,493)
International Value	551,561	-	(7,840,431)
Mid Cap	-	-	(27,957,182)

(2)

For the six months ended March 31, 2009, International Fund incurred $451,382 in total professional fees. As described in Note (9) in Notes to Financial Statements, International Fund received $45,668 in insurance recoveries relating to reimbursement of litigation defense costs, which amount was recorded as a reduction to professional fees during the six months ended March 31, 2009.

INTERNATIONAL	INTERNATIONAL SMALL CAP	INTERNATIONAL VALUE	MID CAP

$58,618,189	$2,913,191	$8,725,928	$12,302,226
863,602	998,943	-	-
148,802	17,878	19,820	33,705

59,630,593	3,930,012	8,745,748	12,335,931

36,915,202	2,828,663	4,765,259	13,594,056

9,175,299	518,569	921,547	5,044,527
11,421		8,125	9,143

803,815	61,489	196,277	430,283
26,292		5,786	7,066
3,587,423	303,748	226,884	53,746
37,519	28,410	34,373	33,495
451,382	65,232	52,456	97,870
(45,668)	-	-	-

405,714	65,232	52,456	97,870

95,183	24,554	37,037	35,992
11,245		8,319	8,712
232,207	13,433	26,513	82,603
254,743	17,025	27,544	95,288

51,556,063	3,861,123	6,310,120	19,492,781
-	-	-	-

51,556,063	3,861,123	6,310,120	19,492,781

8,074,530	68,889	2,435,628	(7,156,850)

(2,336,026,812)	(142,676,212)	(127,360,128)	(659,700,963)
(2,456,935)	(89,768)	9,786,848	-

(2,338,483,747)	(142,765,980)	(117,573,280)	(659,700,963)

(1,135,939,562)	(44,379,122)	(219,211,100)	(487,411,380)
856,445	(37,782)	359,978	-

(1,135,083,117)	(44,416,904)	(218,851,122)	(487,411,380)

(3,473,566,864)	(187,182,884)	(336,424,402)	(1,147,112,343)

$(3,465,492,334)	$(187,113,995)	$(333,988,774)	$(1,154,269,193)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2009 (Unaudited) (Continued)

MID CAP VALUE
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$25,014,404
Dividends, from affiliated issuers(1)	1,596,152
Interest	39,372

Total investment income	26,649,928

EXPENSES:
Advisory fees	11,531,308
Transfer agent fees
Investor Shares	3,029,390
Shareholder communications
Investor Shares	408,315
Custodian fees	32,159
Accounting fees	20,337
Professional fees	70,905
Registration fees
Investor Shares	66,328
Directors’ fees	67,691
Other operating expenses	41,146

Total operating expenses	15,267,579
Less amounts waived or paid by the Adviser or the board of directors	-

Net expenses	15,267,579

Net investment income (loss)	11,382,349

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(287,463,217)
Foreign currency related transactions	-

(287,463,217)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(676,750,020)
Foreign currency related transactions	-

(676,750,020)

Net (loss) on investments and foreign currency related transactions	(964,213,237)

Net (decrease) in net assets resulting from operations	$(952,830,888)

(1)

Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized (loss) on investments from affiliated issuers
Mid Cap Value	$-	$-	$(41,267,644)
Opportunistic Value	(648)	-	-
Small Cap	3,080	-	-
Small Cap Value	4,999	-	(37,265,011)

OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE

$46,303	$1,695,465	$1,410,513	$8,953,622
-	-	-	1,656,144
174	1,869	3,988	16,150

46,477	1,697,334	1,414,501	10,625,916

28,893	678,697	1,750,740	6,350,382

27,083	283,449	561,714	1,821,578

6,204	31,833	105,459	167,011
3,382	6,128	14,975	24,051
17,561	19,332	22,557	22,177
7,111	30,322	28,310	47,056

12,552	26,468	17,172	29,081
3,000	4,438	10,863	38,252
2,456	6,106	12,412	27,162

108,242	1,086,773	2,524,202	8,526,750
(63,087)	-	-	-

45,155	1,086,773	2,524,202	8,526,750

1,322	610,561	(1,109,701)	2,099,166

(1,514,673)	(53,238,604)	(190,708,004)	(132,263,352)
(421)	(112)	-	(1,342)

(1,515,094)	(53,238,716)	(190,708,004)	(132,264,694)

(46,606)	(20,602,862)	(9,054,582)	(500,349,373)
(11)	-	-	-

(46,617)	(20,602,862)	(9,054,582)	(500,349,373)

(1,561,711)	(73,841,578)	(199,762,586)	(632,614,067)

$(1,560,389)	$(73,231,017)	$(200,872,287)	$(630,514,901)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	GLOBAL VALUE		INTERNATIONAL
	Six Months Ended 3/31/2009(1)	Period Ended 9/30/2008(2)	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008
OPERATIONS:
Net investment income (loss)	$68,051	$100,710	$8,074,530	$217,906,295
Net realized gain (loss) on:
Investments	(1,905,323)	(258,896)	(2,336,026,812)	660,360,491
Foreign currency related transactions	(665)	(5,756)	(2,456,935)	(5,330,672)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(1,745,320)	(1,259,510)	(1,135,939,562)	(6,035,684,040)
Foreign currency related transactions	196	(417)	856,445	(1,742,370)

Net (decrease) in net assets resulting from operations	(3,583,061)	(1,423,869)	(3,465,492,334)	(5,164,490,296)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(120,537)	-	(73,117,872)	(77,647,652)
Institutional Shares			(37,487,951)	(38,324,885)
Net realized gains on investment transactions:
Investor Shares	-	-	(274,728,220)	(1,707,284,385)
Institutional Shares			(101,344,058)	(637,085,303)

Total distributions paid to shareholders	(120,537)	-	(486,678,101)	(2,460,342,225)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	11,180,663	10,989,365	(550,372,574)	1,569,193,725

Total increase (decrease) in net assets	7,477,065	9,565,496	(4,502,543,009)	(6,055,638,796)

Net assets, beginning of period	9,565,496	-	11,803,730,380	17,859,369,176

Net assets, end of period	$17,042,561	$9,565,496	$7,301,187,371	$11,803,730,380

Accumulated undistributed net investment income (loss)	$42,468	$94,954	$6,824,284	$109,355,577

(1)	Unaudited.
(2)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.

INTERNATIONAL SMALL CAP		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008

$68,889	$11,189,287	$2,435,628	$28,452,080	$(7,156,850)	$(38,496,793)

(142,676,212)	44,166,209	(127,360,128)	4,267,300	(659,700,963)	258,568,758
(89,768)	(297,054)	9,786,848	(125,520)	-	638

(44,379,122)	(553,734,650)	(219,211,100)	(339,642,758)	(487,411,380)	(1,548,010,123)
(37,782)	103,035	359,978	(559,100)	-	(227)

(187,113,995)	(498,573,173)	(333,988,774)	(307,607,998)	(1,154,269,193)	(1,327,937,747)

(6,726,028)	(10,029,807)	(10,176,045)	(26,380,830)	-	-
		(2,362,145)	(4,772,229)	-	-

(8,348,645)	(168,397,767)	-	(86,616,796)	(40,893,720)	(883,929,699)
		-	(13,775,532)	(5,219,106)	(121,786,964)

(15,074,673)	(178,427,574)	(12,538,190)	(131,545,387)	(46,112,826)	(1,005,716,663)

(118,678,682)	53,398,186	73,097,220	(158,902,687)	(224,422,534)	498,434,390

(320,867,350)	(623,602,561)	(273,429,744)	(598,056,072)	(1,424,804,553)	(1,835,220,020)

732,406,001	1,356,008,562	1,215,523,342	1,813,579,414	4,269,509,837	6,104,729,857

$411,538,651	$732,406,001	$942,093,598	$1,215,523,342	$2,844,705,284	$4,269,509,837

$54,095	$6,711,234	$(5,029,738)	$5,072,824	$(7,231,613)	$(74,763)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets (Continued)

	MID CAP VALUE		OPPORTUNISTIC GROWTH
	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Period Ended 9/30/2008(2)
OPERATIONS:
Net investment income (loss)	$11,382,349	$5,723,584	$1,322	$(754)
Net realized gain (loss) on:
Investments	(287,463,217)	100,480,649	(1,514,673)	(11,229)
Foreign currency related transactions	-	-	(421)	244
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(676,750,020)	(515,679,265)	(46,606)	(387,256)
Foreign currency related transactions	-	-	(11)	11

Net (decrease) in net assets resulting from operations	(952,830,888)	(409,475,032)	(1,560,389)	(398,984)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares	(4,661,179)	(12,115,617)	-	-
Net realized gains on investment transactions:
Investor Shares	(23,963,223)	(350,592,517)	-	-

Total distributions paid to shareholders	(28,624,402)	(362,708,134)	-	-

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	343,158,359	582,895,533	5,629,107	6,064,467

Total increase (decrease) in net assets	(638,296,931)	(189,287,633)	4,068,718	5,665,483

Net assets, beginning of period	3,231,462,051	3,420,749,684	5,665,483	-

Net assets, end of period	$2,593,165,120	$3,231,462,051	$9,734,201	$5,665,483

Accumulated undistributed net investment income (loss)	$11,334,856	$4,613,686	$1,322	$-

(1)	Unaudited.
(2)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.

OPPORTUNISTIC VALUE		SMALL CAP		SMALL CAP VALUE
Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008

$610,561	$1,907,230	$(1,109,701)	$(5,048,277)	$2,099,166	$(3,012,815)

(53,238,604)	(28,949,448)	(190,708,004)	(68,978,644)	(132,263,352)	82,299,823
(112)	19,392	-	-	(1,342)	-

(20,602,862)	(37,237,206)	(9,054,582)	(195,897,458)	(500,349,373)	(213,271,509)
-	(11,067)	-	-	-	-

(73,231,017)	(64,271,099)	(200,872,287)	(269,924,379)	(630,514,901)	(133,984,501)

(2,058,250)	(2,875,226)	-	-	-	-

-	(18,663,452)	(665,408)	(103,275,284)	(41,873,574)	(339,487,445)

(2,058,250)	(21,538,678)	(665,408)	(103,275,284)	(41,873,574)	(339,487,445)

(28,483,616)	37,433,913	(97,840,788)	(191,180,954)	25,347,897	224,312,677

(103,772,883)	(48,375,864)	(299,378,483)	(564,380,617)	(647,040,578)	(249,159,269)

230,283,675	278,659,539	587,126,805	1,151,507,422	1,902,079,992	2,151,239,261

$126,510,792	$230,283,675	$287,748,322	$587,126,805	$1,255,039,414	$1,902,079,992

$(90,075)	$1,357,614	$(1,124,753)	$(15,052)	$2,072,481	$(26,685)

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN GLOBAL VALUE FUND
Investor Shares
3/31/2009	(5)	$8.32	$0.03		$(2.37)	$(2.34)	$(0.05)	$-
9/30/2008	(6)	10.00	0.10		(1.78)	(1.68)	-	-

ARTISAN INTERNATIONAL FUND
Investor Shares
3/31/2009	(5)	$20.34	$0.01		$(5.98)	$(5.97)	$(0.19)	$(0.70)
9/30/2008		33.75	0.36		(9.10)	(8.74)	(0.20)	(4.47)
9/30/2007		28.75	0.31		7.45	7.76	(0.43)	(2.33)
9/30/2006		24.40	0.18		4.58	4.76	(0.41)	-
9/30/2005		19.33	0.21		4.98	5.19	(0.12)	-
9/30/2004		16.54	0.12		2.85	2.97	(0.18)	-
Institutional Shares
3/31/2009	(5)	$20.51	$0.03		$(6.02)	$(5.99)	$(0.26)	$(0.70)
9/30/2008		33.99	0.42		(9.16)	(8.74)	(0.27)	(4.47)
9/30/2007		28.92	0.37		7.52	7.89	(0.49)	(2.33)
9/30/2006		24.54	0.22		4.62	4.84	(0.46)	-
9/30/2005		19.44	0.25		5.01	5.26	(0.16)	-
9/30/2004		16.63	0.16		2.86	3.02	(0.21)	-

ARTISAN INTERNATIONAL SMALL CAP FUND
Investor Shares
3/31/2009	(5)	$14.28	$-	(7)	$(3.73)	$(3.73)	$(0.16)	$(0.20)
9/30/2008		26.96	0.21		(9.26)	(9.05)	(0.20)	(3.43)
9/30/2007		22.77	0.11		8.54	8.65	(0.70)	(3.76)
9/30/2006		20.86	0.09		3.90	3.99	(0.20)	(1.88)
9/30/2005		16.40	0.19		6.16	6.35	(0.12)	(1.77)
9/30/2004		13.84	0.15		2.93	3.08	(0.03)	(0.49)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Global Value Investor Shares	3/31/2009	2.71%	(0.25)%
	9/30/2008	3.53%	(0.70)%

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.05)	$5.93	(28.17)%	$17.0	1.50%	0.97%	31.22%
-	8.32	(16.80)	9.6	1.44	1.39	42.27

$(0.89)	$13.48	(29.79)%	$5,229.9	1.40%	0.10%	32.20%
(4.67)	20.34	(29.99)	8,760.0	1.22	1.28	54.42
(2.76)	33.75	28.69	12,810.0	1.21	1.01	66.30
(0.41)	28.75	19.84	9,801.9	1.20	0.66	57.80
(0.12)	24.40	26.97	7,686.9	1.19	0.94	56.15
(0.18)	19.33	18.04	6,130.2	1.22	0.64	54.96

$(0.96)	$13.56	(29.66)%	$2,071.3	1.04%	0.48%	32.20%
(4.74)	20.51	(29.83)	3,043.8	0.98	1.50	54.42
(2.82)	33.99	28.99	5,049.3	0.98	1.22	66.30
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96

$(0.36)	$10.19	(26.24)%	$411.5	1.71%	0.03%	8.40%
(3.63)	14.28	(38.44)	732.4	1.51	0.96	42.80
(4.46)	26.96	43.10	1,356.0	1.52	0.45	49.85
(2.08)	22.77	21.63	939.8	1.53	0.41	62.21
(1.89)	20.86	42.13	781.1	1.53	1.03	57.25
(0.52)	16.40	22.66	515.0	1.57	0.95	81.03

(5)	Unaudited. For the six months ended March 31, 2009.
(6)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.
(7)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN INTERNATIONAL VALUE FUND
Investor Shares
3/31/2009	(4)	$21.20	$0.04	$(5.73)	$(5.69)	$(0.21)	$-
9/30/2008		28.49	0.45	(5.56)	(5.11)	(0.51)	(1.67)
9/30/2007		26.71	0.38	3.12	3.50	(0.44)	(1.28)
9/30/2006		22.38	0.53	4.87	5.40	(0.47)	(0.60)
9/30/2005		18.54	0.28	3.88	4.16	(0.11)	(0.21)
9/30/2004		14.32	0.28	4.33	4.61	(0.09)	(0.30)
Institutional Shares
3/31/2009	(4)	$21.22	$0.06	$(5.73)	$(5.67)	$(0.26)	$-
9/30/2008		28.53	0.52	(5.58)	(5.06)	(0.58)	(1.67)
9/30/2007		26.71	0.41	3.14	3.55	(0.45)	(1.28)

ARTISAN MID CAP FUND
Investor Shares
3/31/2009	(4)	$24.08	$(0.05)	$(6.41)	$(6.46)	$-	$(0.28)
9/30/2008		37.06	(0.22)	(6.86)	(7.08)	-	(5.90)
9/30/2007		31.77	(0.24)	9.00	8.76	-	(3.47)
9/30/2006		30.84	(0.17)	2.43	2.26	-	(1.33)
9/30/2005		26.13	(0.18)	4.89	4.71	-	-
9/30/2004		23.11	(0.20)	3.22	3.02	-	-
Institutional Shares
3/31/2009	(4)	$24.71	$(0.01)	$(6.58)	$(6.59)	$-	$(0.28)
9/30/2008		37.78	(0.14)	(7.03)	(7.17)	-	(5.90)
9/30/2007		32.24	(0.16)	9.17	9.01	-	(3.47)
9/30/2006		31.21	(0.10)	2.46	2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95	4.83	-	-
9/30/2004		23.28	(0.14)	3.24	3.10	-	-

ARTISAN MID CAP VALUE FUND
Investor Shares
3/31/2009	(4)	$17.01	$0.06	$(4.98)	$(4.92)	$(0.02)	$(0.12)
9/30/2008		21.70	0.03	(2.31)	(2.28)	(0.08)	(2.33)
9/30/2007		19.87	0.09	2.98	3.07	(0.06)	(1.18)
9/30/2006		19.60	0.06	1.04	1.10	(0.01)	(0.82)
9/30/2005		15.55	(0.01)	4.36	4.35	- (5)	(0.30)
9/30/2004		12.22	0.10	3.47	3.57	-	(0.24)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover Rate(2)

$(0.21)	$15.30	(26.98)%	$804.6	1.34%	0.47%	38.74%
(2.18)	21.20	(19.10)	1,029.4	1.23	1.83	44.72
(1.72)	28.49	13.28	1,594.7	1.23	1.34	45.60
(1.07)	26.71	25.38	1,312.6	1.25	2.18	42.52
(0.32)	22.38	22.71	601.2	1.31	1.33	53.15
(0.39)	18.54	32.81	217.5	1.56	1.61	14.66

$(0.26)	$15.29	(26.95)%	$137.5	1.08%	0.70%	38.74%
(2.25)	21.22	(18.92)	186.1	1.03	2.10	44.72
(1.73)	28.53	13.48	218.9	1.06	1.47	45.60

$(0.28)	$17.34	(26.82)%	$2,497.3	1.40%	(0.55)%	31.36%
(5.90)	24.08	(22.47)	3,732.3	1.24	(0.75)	79.76
(3.47)	37.06	29.83	5,319.3	1.22	(0.73)	71.04
(1.33)	31.77	7.42	4,571.9	1.18	(0.55)	73.59
-	30.84	18.06	4,874.0	1.18	(0.63)	83.00
-	26.13	13.02	4,042.7	1.19	(0.77)	101.09

$(0.28)	$17.84	(26.66)%	$347.4	0.98%	(0.13)%	31.36%
(5.90)	24.71	(22.23)	537.2	0.95	(0.46)	79.76
(3.47)	37.78	30.17	785.4	0.95	(0.47)	71.04
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09

$(0.14)	$11.95	(28.93)%	$2,593.2	1.26%	0.94%	26.71%
(2.41)	17.01	(11.16)	3,231.5	1.21	0.18	69.77
(1.24)	21.70	15.88	3,420.7	1.20	0.41	53.62
(0.83)	19.87	5.87	2,643.3	1.20	0.33	47.73
(0.30)	19.60	28.42	2,771.2	1.22	(0.04)	51.60
(0.24)	15.55	29.60	312.3	1.39	0.73	53.79

(4)	Unaudited. For the six months ended March 31, 2009.
(5)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period (Continued)

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN OPPORTUNISTIC GROWTH FUND
Investor Shares
3/31/2009	(5)	$9.32	$- (6)	$(2.70)	$(2.70)	$-	$-
9/30/2008	(7)	10.00	- (6)	(0.68)	(0.68)	-	-

ARTISAN OPPORTUNISTIC VALUE FUND
Investor Shares
3/31/2009	(5)	$8.58	$0.02	$(2.72)	$(2.70)	$(0.08)	$-
9/30/2008		12.22	0.08	(2.70)	(2.62)	(0.14)	(0.88)
9/30/2007		10.41	0.20	1.73	1.93	(0.03)	(0.09)
9/30/2006	(8)	10.00	0.03	0.38	0.41	-	-

ARTISAN SMALL CAP FUND
Investor Shares
3/31/2009	(5)	$13.13	$(0.03)	$(4.57)	$(4.60)	$-	$(0.02)
9/30/2008		19.89	(0.09)	(4.82)	(4.91)	-	(1.85)
9/30/2007		17.51	(0.13)	2.87	2.74	-	(0.36)
9/30/2006		17.95	(0.13)	0.26	0.13	-	(0.57)
9/30/2005		15.12	(0.13)	3.49	3.36	-	(0.53)
9/30/2004		12.53	(0.14)	2.73	2.59	-	-

ARTISAN SMALL CAP VALUE FUND
Investor Shares
3/31/2009	(5)	$13.93	$0.02	$(4.53)	$(4.51)	$-	$(0.32)
9/30/2008		18.13	(0.02)	(1.09)	(1.11)	-	(3.09)
9/30/2007		19.17	(0.01)	1.44	1.43	-	(2.47)
9/30/2006		19.51	(0.02)	2.00	1.98	-	(2.32)
9/30/2005		17.63	(0.03)	3.69	3.66	-	(1.78)
9/30/2004		13.67	(0.03)	4.19	4.16	-	(0.20)

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Opportunistic Growth Investor Shares	3/31/2009	3.37%	(1.92)%
	9/30/2008	48.41%	(47.60)%
Opportunistic Value Investor Shares	9/30/2006	1.64%	0.39%

(5)	Unaudited. For the six months ended March 31, 2009.
(6)	Amount is between $0.005 and $(0.005) per share.
(7)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.
(8)	For the period from commencement of operations (March 27, 2006) through September 30, 2006.

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$-	$6.62	(28.97)%	$9.7	1.41%	0.04%	50.22%
-	9.32	(6.80)	5.7	1.50	(0.69)	3.05

$(0.08)	$5.80	(31.50)%	$126.5	1.44%	0.81%	35.80%
(1.02)	8.58	(22.88)	230.3	1.23	0.77	99.24
(0.12)	12.22	18.65	278.7	1.24	1.71	50.79
-	10.41	4.10	75.0	1.49	0.55	34.07

$(0.02)	$8.51	(35.07)%	$287.7	1.44%	(0.63)%	46.35%
(1.85)	13.13	(26.64)	587.1	1.22	(0.58)	96.90
(0.36)	19.89	15.84	1,151.5	1.18	(0.70)	74.32
(0.57)	17.51	0.74	1,263.8	1.15	(0.70)	101.98
(0.53)	17.95	22.64	1,103.3	1.18	(0.80)	78.60
-	15.12	20.67	239.6	1.27	(0.95)	119.40

$(0.32)	$9.10	(32.58)%	$1,255.0	1.30%	0.32%	31.38%
(3.09)	13.93	(5.77)	1,902.1	1.20	(0.16)	75.49
(2.47)	18.13	7.48	2,151.2	1.19	(0.03)	72.38
(2.32)	19.17	11.40	2,039.5	1.17	(0.09)	58.88
(1.78)	19.51	22.42	1,720.9	1.18	(0.16)	56.03
(0.20)	17.63	30.76	1,192.8	1.18	(0.17)	41.31

The accompanying notes are an integral part of the financial statements.

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2009 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of eleven open-end, diversified mutual funds. The following funds (each a “Fund” and collectively the “Funds”) are covered by this report:

Fund Name	Inception Date
Artisan Global Value Fund (“Global Value Fund” or “Global Value”)	December 10, 2007
Artisan International Fund (“International Fund” or “International”)	December 28, 1995
Artisan International Small Cap Fund (“International Small Cap Fund” or “International Small Cap”)	December 21, 2001
Artisan International Value Fund (“International Value Fund” or “International Value”)	September 23, 2002
Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”)	June 27, 1997
Artisan Mid Cap Value Fund (“Mid Cap Value Fund” or “Mid Cap Value”)	March 28, 2001
Artisan Opportunistic Growth Fund (“Opportunistic Growth Fund” or “Opportunistic Growth”)	September 22, 2008
Artisan Opportunistic Value Fund (“Opportunistic Value Fund” or “Opportunistic Value”)	March 27, 2006
Artisan Small Cap Fund (“Small Cap Fund” or “Small Cap”)	March 28, 1995
Artisan Small Cap Value Fund (“Small Cap Value Fund” or “Small Cap Value”)	September 29, 1997

Each Fund’s investment objective is to seek long-term capital growth. Each Fund has offered shares of capital stock of the class designated Investor Shares since the commencement of its operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

Artisan Emerging Markets Fund, also a series of Artisan Funds, Inc., commenced operations on June 26, 2006 and has offered Institutional Shares since inception. It began offering Advisor shares on June 2, 2008. The financial statements of both classes of Artisan Emerging Markets Fund are presented in separate reports.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

NOTES TO FINANCIAL STATEMENTS

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Opportunistic Growth and Opportunistic Value had the ability to invest, and did invest, in securities principally traded outside the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but

NOTES TO FINANCIAL STATEMENTS

before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

(b)	Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on October 1, 2008. There was no impact on net assets upon adoption of FAS 157. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments

NOTES TO FINANCIAL STATEMENTS

•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2009:

	Investments in Securities
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(2)		Level 3 - Significant Unobservable Inputs	Total
Global Value	$10,187,182	$6,987,775	(1)		$17,174,957
International	714,763,334	6,535,563,278	(1)	$2,003,519	7,252,330,131
International Small Cap	28,986,782	381,309,272	(1)		410,296,054
International Value	211,272,504	718,164,887	(1)		929,437,391
Mid Cap	2,807,535,541	44,587,000			2,852,122,541
Mid Cap Value	2,450,726,348	148,408,000			2,599,134,348
Opportunistic Growth	8,921,066	615,272	(1)		9,536,338
Opportunistic Value	120,712,138	4,679,000			125,391,138
Small Cap	275,888,205	12,211,000			288,099,205
Small Cap Value	1,218,681,718	35,285,000			1,253,966,718

(1) Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

(2) Includes repurchase agreements.

As of March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

INTERNATIONAL FUND
Investments in Securities
Balance as of September 30, 2008	$96,148,234
Realized gain (loss)(3)	(146,218,113)
Change in unrealized appreciation (depreciation)(3)	91,960,401
Net purchases (sales)	(39,887,003)
Transfers in (out) of Level 3	-

Balance as of March 31, 2009	$2,003,519

Net change in unrealized appreciation (depreciation) for Level 3 investments held as of March 31, 2009(3)	$91,960,401

(3)	Realized loss and change in unrealized appreciation are included in the related amounts on investments in the Statements of Operations.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal

NOTES TO FINANCIAL STATEMENTS

Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

Artisan Partners Limited Partnership (the “Adviser”) has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from

NOTES TO FINANCIAL STATEMENTS

changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depository receipts – Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(h)	Securities lending – Each of the Funds may but does not currently intend to enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank & Trust Company, the Fund’s custodian. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2009.

(i)	Equity-linked participation certificates – Each of the Funds may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(j)

Transfer agent fees – Each Fund paid fees to, and reimbursed expenses of, the Funds’ transfer agent. In addition, the Funds have authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Investor Shares on the Funds’ behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or a percentage, as of March 31, 2009 up to 0.40% annually, of the average value of Fund shares held in such accounts. Each Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Funds’ transfer agent

NOTES TO FINANCIAL STATEMENTS

or other service providers if the shares were registered on the books of the Funds’ transfer agent. The balance of the fees incurred was paid by the Adviser. The Funds’ expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statements of Operations. The table below shows the fees and expenses to the Funds’ transfer agent and the fees to authorized agents incurred by each class of each Fund during the six months ended March 31, 2009:

	Six Months Ended 3/31/09
Fund	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Global Value - Investor Shares	$39,797	$18,772	$58,569
International - Investor Shares	293,782	8,881,517	9,175,299
International - Institutional Shares	11,421	-	11,421
International Small Cap - Investor Shares	47,744	470,825	518,569
International Value - Investor Shares	57,702	863,845	921,547
International Value - Institutional Shares	8,125	-	8,125
Mid Cap - Investor Shares	101,132	4,943,395	5,044,527
Mid Cap - Institutional Shares	9,143	-	9,143
Mid Cap Value - Investor Shares	167,113	2,862,277	3,029,390
Opportunistic Growth - Investor Shares	21,162	5,922	27,083
Opportunistic Value - Investor Shares	37,162	246,287	283,449
Small Cap - Investor Shares	71,838	489,876	561,714
Small Cap Value - Investor Shares	46,947	1,774,631	1,821,578

(k)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Global Value	$-
International	78,370
International Small Cap	3,078
International Value	4,354
Mid Cap	180,628
Mid Cap Value	100,973
Opportunistic Growth	985
Opportunistic Value	9,871
Small Cap	70,855
Small Cap Value	103,849

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)

Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these

NOTES TO FINANCIAL STATEMENTS

arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(n)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Global Value Fund, International Fund, International Small Cap Fund and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund (with the exception of Global Value Fund, International Fund, International Small Cap Fund, Opportunistic Growth Fund, and Opportunistic Value Fund) paid a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

Global Value Fund pays a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	1.000%
$1 billion to $4 billion	0.975
$4 billion to $8 billion	0.950
$8 billion to $12 billion	0.925
Greater than $12 billion	0.900

NOTES TO FINANCIAL STATEMENTS

International Fund pays a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

International Small Cap Fund pays a monthly management fee to the Adviser at an annual rate of 1.250% of average daily net assets.

Opportunistic Growth Fund and Opportunistic Value Fund pay a monthly management fee to the Adviser as follows:

Average Daily Net Assets	Annual Rate
Less than $1 billion	0.900%
$1 billion to $4 billion	0.875
$4 billion to $8 billion	0.850
$8 billion to $12 billion	0.825
Greater than $12 billion	0.800

The Adviser has voluntarily undertaken to reimburse Global Value Fund and Opportunistic Growth Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets, annually.

The Adviser reimbursed Opportunistic Value Fund $395,804 for costs resulting from an administrative error that occurred during the six months ended March 31, 2009. This amount was recorded as an increase to fund share subscriptions, which had the primary effect of increasing paid-in-capital.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Each director who was not an affiliated person of the Adviser received an annual retainer, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds and, during the six months ended March 31, 2009, was at the annual rate of $170,000. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter. Directors fees allocable to Opportunistic Growth Fund have been waived through September 30, 2009.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. Each Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statements of Assets and

NOTES TO FINANCIAL STATEMENTS

Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires August 2009, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest was charged on borrowings at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2009, there were no borrowings under the line of credit for Global Value Fund, International Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Growth Fund, or Small Cap Value Fund. During the six months ended March 31, 2009, International Small Cap Fund, Opportunistic Value Fund, and Small Cap Fund paid interest of $356, $79, and $6 on maximum borrowings of $3,859,000, $740,306, and $266,271, respectively.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2009 were as follows:

Fund	Security Purchases	Security Sales
Global Value	$15,101,257	$4,291,150
International	2,562,848,590	3,186,855,904
International Small Cap	36,243,611	134,690,045
International Value	418,278,348	362,498,212
Mid Cap	931,382,133	1,129,150,462
Mid Cap Value	1,036,995,857	653,541,592
Opportunistic Growth	8,622,955	3,227,412
Opportunistic Value	54,099,630	80,142,271
Small Cap	167,686,766	254,162,207
Small Cap Value	487,710,486	421,189,250

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2009. The

NOTES TO FINANCIAL STATEMENTS

Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2009.

		As of 9/30/08					As of 3/31/09
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International
	Shanghai Electric Group Company Limited, Series H(3)	150,931,921	$2,961,958	$113,000,839	$(68,638,629)	$863,602	-	$-
	Total(2)		$2,961,958	$113,000,839	$(68,638,629)	$863,602		$-
International Small Cap
	Spazio Investment NV	1,600,055	$-	$1,400,637	$(1,101,493)	$998,943	1,510,425	$5,027,958
	Total(2)		$-	$1,400,637	$(1,101,493)	$998,943		$5,027,958
International Value
	Benfield Group Plc(3)	11,241,209	$-	$66,529,213	$(7,840,431)	$-	-	$-
	Total(2)		$-	$66,529,213	$(7,840,431)	$-		$-
Mid Cap
	Intermec, Inc.(3)(4)	3,481,619	$35,991	$58,221,425	$(27,957,182)	$-	1,346,104	$13,999,482
	Total(2)		$35,991	$58,221,425	$(27,957,182)	$-		$-
Mid Cap Value
	Acuity Brands, Inc.	2,806,700	$902,759	$42,802,434	$(13,641,283)	$665,704	1,866,600	$42,073,164
	Con-way Inc.	2,001,900	2,410,904	17,247,192	(9,412,455)	376,230	1,736,600	31,137,238
	Rent-A-Center, Inc.(3)(4)	2,455,300	159,079	48,647,156	(4,748,654)	-	-	-
	Thor Industries, Inc.	2,682,100	2,770,242	18,257,702	(13,465,252)	554,218	2,451,400	38,290,868
	Total(2)		$6,242,984	$126,954,484	$(41,267,644)	$1,596,152		$111,501,270
Small Cap Value
	Acuity Brands, Inc.	1,000,800	$572,046	$10,244,579	$(3,274,206)	$235,105	815,500	$18,381,370
	AMN Healthcare Services, Inc.(4)	2,009,800	1,197	-	-	-	2,010,000	10,251,000
	Con-way Inc.	572,700	525,327	-	-	116,860	595,900	10,684,487
	Cross Country Healthcare, Inc.(4)	2,155,000	-	1,238,606	(628,789)	-	2,086,100	13,663,955
	Diamond Management & Technology Consultants, Inc.	1,897,400	-	405,258	(255,970)	651,210	1,860,600	4,744,530
	Hudson Highland Group, Inc.(3)(4)	1,563,500	-	6,145,502	(4,745,036)	-	1,135,800	1,260,738
	Intevac, Inc.(3)(4)	1,139,100	-	19,123,211	(13,936,965)	-	-	-
	Kforce Inc.(4)	2,284,400	422,493	-	-	-	2,346,362	16,494,925
	Manhattan Associates, Inc.(4)	1,244,700	3,552,813	833,177	(373,692)	-	1,384,900	23,986,468
	Medical Staffing Network Holdings, Inc.(4)	1,760,100	-	1,538,099	(1,505,617)	-	1,567,900	235,185
	MicroStrategy Incorporated, Class A(3)(4)	462,000	492,999	833,799	(448,353)	-	463,700	15,853,903
	National Dentex Corporation(3)(4)	415,800	-	2,816,107	(2,079,089)	-	257,000	999,730

See notes on page 75.

NOTES TO FINANCIAL STATEMENTS

		As of 9/30/08					As of 3/31/09
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
	Orbotech, Ltd.(4)	2,635,500	56,618	-	-	-	2,649,139	10,040,237
	Quanex Building Products Corporation(5)	1,838,375	1,898,509	762,973	(388,080)	116,195	1,937,075	14,721,770
	Rent-A-Center, Inc.(3)(4)	1,638,400	291,357	21,326,645	(2,882,000)	-	666,385	12,907,877
	Rudolph Technologies, Inc.(4)	1,771,000	-	-	-	-	1,771,000	5,366,130
	Sanderson Farms, Inc.(3)	1,045,200	3,026,588	16,062,621	(1,265,581)	255,262	701,000	26,322,550
	SI International Inc.(3)(4)	834,500	-	23,787,932	1,012,327	-	-	-
	Stewart Information Services Corporation	1,447,400	3,826,880	16,368,528	(6,475,530)	138,810	1,261,178	24,592,971
	Thor Industries, Inc.	1,019,300	386,643	-	-	142,702	1,053,400	16,454,108
	Ultra Clean Holdings, Inc.(4)	1,327,900	-	-	-	-	1,327,900	1,420,853
	Ultratech, Inc.(4)	1,176,300	1,867,976	205,038	(18,430)	-	1,342,200	16,764,078
	Total(2)		$16,921,446	$121,692,075	$(37,265,011)	$1,656,144		$187,802,067

(1)	Net of foreign taxes withheld, if any.
(2)	Total value as of March 31, 2009 is presented for only those issuers that were affiliates as of March 31, 2009.
(3)	Issuer was no longer an affiliate as of March 31, 2009.
(4)	Non-income producing security.
(5)	Issuer was not an affiliate as of September 30, 2008.

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2009 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation) on Investments
Global Value	$20,899,412	$213,364	$(3,937,819)	$(3,724,455)
International	9,836,613,026	378,041,587	(2,962,324,482)	(2,584,282,895)
International Small Cap	560,414,998	44,489,613	(194,608,557)	(150,118,944)
International Value	1,275,552,766	14,043,708	(360,159,083)	(346,115,375)
Mid Cap	3,531,062,598	112,977,060	(791,917,117)	(678,940,057)
Mid Cap Value	3,537,011,560	102,646,822	(1,040,524,034)	(937,877,212)
Opportunistic Growth	10,319,631	313,514	(1,096,807)	(783,293)
Opportunistic Value	188,675,447	674,191	(63,958,500)	(63,284,309)
Small Cap	365,576,323	16,723,165	(94,200,283)	(77,477,118)
Small Cap Value	1,896,309,465	53,817,159	(696,159,906)	(642,342,747)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

NOTES TO FINANCIAL STATEMENTS

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 were as follows:

	Six Months Ended 3/31/09		Year Ended 9/30/08
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends		Long-Term Capital Gain Distributions
Global Value	$120,537	$-	$-	(1)	$-	(1)
International	168,578,071	318,100,030	361,370,744		2,098,971,481
International Small Cap	8,261,764	6,812,909	35,072,445		143,355,129
International Value	12,538,190	-	75,430,570		56,114,817
Mid Cap	-	46,112,826	127,054,050		878,662,613
Mid Cap Value	4,661,179	23,963,223	133,648,047		229,060,087
Opportunistic Growth	-	-	-	(2)	-	(2)
Opportunistic Value	2,058,250	-	17,623,743		3,914,935
Small Cap	-	665,408	30,590,323		72,684,961
Small Cap Value	-	41,873,574	101,945,017		237,542,428

(1)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.
(2)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for Mid Cap Fund of $1,020,536 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended March 31, 2009, and were not recognized for Federal income tax purposes.

Additional tax information as of and for the year ended September 30, 2008 follows:

	As of 9/30/08
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post-October Losses
Global Value	$98,096	$-	$188,442
International	168,511,911	318,081,129	-
International Small Cap	8,258,118	6,812,109	-
International Value	8,591,143	-	-
Mid Cap	-	46,098,021	-
Mid Cap Value	4,653,715	23,959,223	-
Opportunistic Growth	-	-	9,348
Opportunistic Value	1,235,962	-	33,825,163
Small Cap	-	-	70,339,287
Small Cap Value	-	41,867,860	-

As of September 30, 2008, none of the Funds had capital loss carryovers.

NOTES TO FINANCIAL STATEMENTS

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NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Six months ended March 31, 2009	Investor Shares	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$12,964,234	$868,592,544	$80,177,748	$81,593,858
Net asset value of shares issued in reinvestment of dividends and distributions	119,040	331,783,609	136,080,351	14,306,941
Cost of shares redeemed(1)	(1,902,611)	(1,815,285,023)	(151,721,803)	(214,579,481)

Net increase (decrease) from fund share transactions	$11,180,663	$(614,908,870)	$64,536,296	$(118,678,682)

Shares sold	2,021,548	60,567,848	5,662,672	8,059,451
Shares issued in reinvestment of dividends and distributions	17,454	22,089,455	9,017,916	1,308,961
Shares redeemed	(312,328)	(125,426,261)	(10,344,856)	(20,287,123)

Net increase (decrease) in capital shares	1,726,674	(42,768,958)	4,335,732	(10,918,711)

	GLOBAL VALUE	INTERNATIONAL		INTERNATIONAL SMALL CAP
Year ended September 30, 2008	Investor Shares(2)	Investor Shares	Institutional Shares	Investor Shares
Proceeds from shares issued	$12,217,315	$2,769,106,273	$154,759,460	$338,978,430
Net asset value of shares issued in reinvestment of dividends and distributions	-	1,711,689,210	659,043,481	168,476,300
Cost of shares redeemed(1)	(1,227,950)	(2,910,764,948)	(814,639,751)	(454,056,544)

Net increase (decrease) from fund share transactions	$10,989,365	$1,570,030,535	$(836,810)	$53,398,186

Shares sold	1,289,375	99,755,202	5,745,726	15,891,243
Shares issued in reinvestment of dividends and distributions	-	59,207,513	22,647,542	7,514,554
Shares redeemed	(139,715)	(107,847,385)	(28,563,145)	(22,390,636)

Net increase (decrease) in capital shares	1,149,660	51,115,330	(169,877)	1,015,161

(1)	Net of redemption fees of:

Fund	3/31/2009	9/30/2008
Global Value - Investor Shares	$6,924	$614
International - Investor Shares	591,610	1,068,938
International - Institutional Shares	219,392	381,010
International Small Cap - Investor Shares	69,970	78,867
International Value - Investor Shares	545,512	76,325
International Value - Institutional Shares	96,412	13,231

(2)	For the period from commencement of operations (December 10, 2007) through September 30, 2008.
(3)	For the period from commencement of operations (September 22, 2008) through September 30, 2008.

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Investor Shares	Investor Shares	Investor Shares	Investor Shares
$347,070,940	$10,587,108	$282,564,977	$26,289,270	$828,354,862	$5,902,206	$39,476,290	$37,975,234	$256,465,397

9,494,289	1,837,654	40,618,186	5,181,307	27,732,642	-	2,040,180	591,393	41,643,045
(288,530,152)	(7,362,619)	(503,407,639)	(75,668,635)	(512,929,145)	(273,099)	(70,000,086)	(136,407,415)	(272,760,545)

$68,035,077	$5,062,143	$(180,224,476)	$(44,198,058)	$343,158,359	$5,629,107	$(28,483,616)	$(97,840,788)	$25,347,897

20,985,308	625,091	16,463,665	1,522,794	67,517,567	903,850	6,379,933	4,240,282	26,207,241
527,754	102,319	2,392,120	297,093	2,180,239	-	322,303	63,659	4,189,441
(17,462,112)	(503,640)	(29,862,855)	(4,090,060)	(42,598,547)	(41,555)	(11,728,207)	(15,196,667)	(28,971,349)

4,050,950	223,770	(11,007,070)	(2,270,173)	27,099,259	862,295	(5,025,971)	(10,892,726)	1,425,333

INTERNATIONAL VALUE		MID CAP		MID CAP VALUE	OPPORTUNISTIC GROWTH	OPPORTUNISTIC VALUE	SMALL CAP	SMALL CAP VALUE
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares	Investor Shares	Investor Shares(3)	Investor Shares	Investor Shares	Investor Shares
$303,006,196	$50,740,000	$1,053,457,971	$18,291,682	$1,282,164,200	$6,064,467	$134,089,246	$114,409,460	$497,079,274

198,499,399	15,729,244	874,718,712	120,999,695	353,880,575	-	21,453,072	88,840,327	336,773,337
(592,204,517)	(34,673,009)	(1,467,033,037)	(102,000,633)	(1,053,149,242)	-	(118,108,405)	(394,430,741)	(609,539,934)

$(190,698,922)	$31,796,235	$461,143,646	$37,290,744	$582,895,533	$6,064,467	$37,433,913	$(191,180,954)	$224,312,677

12,372,002	1,981,408	33,783,896	611,019	69,665,295	607,693	13,272,801	7,289,087	34,187,741
3,939,976	629,926	28,651,121	3,870,752	19,573,041	-	2,084,847	5,335,755	24,653,978
(23,733,942)	(1,513,600)	(50,970,079)	(3,530,702)	(56,912,215)	-	(11,319,002)	(25,799,968)	(40,922,503)

(7,421,964)	1,097,734	11,464,938	951,069	32,326,121	607,693	4,038,646	(13,175,126)	17,919,216

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser were defendants in a lawsuit filed in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that sought certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five year period prior to the filing of the lawsuit in September 2003. The basic allegations in the case were that Artisan Funds and the Adviser did not make appropriate price adjustments to the foreign securities owned by International Fund prior to calculating the Fund’s NAV, thereby allegedly enabling market timing traders to trade the Fund’s shares in such a way as to disadvantage long-term investors. Following years of procedural litigation in state and federal courts, the case was resolved and dismissed with prejudice in May 2008.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit prior to its resolution and related insurance recoveries of $45,668 have been allocated to International Fund and were included in professional fees in the Statements of Operations. The resolution of the lawsuit did not have a material effect on the financial condition or results of operations of any Fund.

(10)	Recent Accounting Pronouncements:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires enhanced disclosure relating to an entity’s use of derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. This standard was issued and is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any.

In April 2009, the FASB issued Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (FSP FAS 157-4). FSP FAS 157-4 provides guidance on (1) estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and (2) identifying transactions that are not orderly. This FASB Staff Position was issued and is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the implications of FSP FAS 157-4 and the impact on the Funds’ financial statement disclosures, if any.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual Expenses

The first line below each Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2009 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period 10/1/2008-3/31/2009(1)
Artisan Global Value Fund - Investor Shares
Actual	$1,000.00	$718.26	$6.43
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan International Fund - Investor Shares
Actual	$1,000.00	$702.09	$5.94
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$703.43	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24

SHAREHOLDER EXPENSE EXAMPLE

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period 10/1/2008-3/31/2009(1)
Artisan International Small Cap Fund - Investor Shares
Actual	$1,000.00	$737.55	$7.41
Hypothetical (5% return before expenses)	$1,000.00	$1,016.40	$8.60
Artisan International Value Fund - Investor Shares
Actual	$1,000.00	$730.15	$5.78
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.74
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$730.50	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44
Artisan Mid Cap Fund - Investor Shares
Actual	$1,000.00	$731.78	$6.04
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$733.38	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94
Artisan Mid Cap Value Fund - Investor Shares
Actual	$1,000.00	$710.70	$5.37
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.34
Artisan Opportunistic Growth Fund - Investor Shares
Actual	$1,000.00	$710.30	$6.01
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.09
Artisan Opportunistic Value Fund - Investor Shares
Actual	$1,000.00	$685.01	$6.05
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24
Artisan Small Cap Fund - Investor Shares
Actual	$1,000.00	$649.31	$5.92
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24
Artisan Small Cap Value Fund - Investor Shares
Actual	$1,000.00	$674.20	$5.43
Hypothetical (5% return before expenses)	$1,000.00	$1,018.45	$6.54

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2009 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2009
Artisan Global Value Fund - Investor Shares(a)	1.50%
Artisan International Fund - Investor Shares	1.40%
Artisan International Fund - Institutional Shares	1.04%

SHAREHOLDER EXPENSE EXAMPLE

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2009
Artisan International Small Cap Fund - Investor Shares	1.71%
Artisan International Value Fund - Investor Shares	1.34%
Artisan International Value Fund - Institutional Shares	1.08%
Artisan Mid Cap Fund - Investor Shares	1.40%
Artisan Mid Cap Fund - Institutional Shares	0.98%
Artisan Mid Cap Value Fund - Investor Shares	1.26%
Artisan Opportunistic Growth Fund - Investor Shares(a)	1.41%
Artisan Opportunistic Value Fund - Investor Shares	1.44%
Artisan Small Cap Fund - Investor Shares	1.44%
Artisan Small Cap Value Fund - Investor Shares	1.30%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser or the board of directors.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory agreement for Opportunistic Growth Fund dated May 15, 2008 continues through November 30, 2009, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership, the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 30, 2008 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2008 through November 30, 2009. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 12, 2008 with their independent counsel to further consider the matters reviewed at the Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 13, 2008, at which time the board approved the continuation of each Advisory Agreement from December 1, 2008 through November 30, 2009.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the method of computing fees; the frequency of payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the advisory fees charged by other investment advisers for managing mutual funds and other accounts with similar investment objectives and strategies; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic management fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; and information regarding other expenses, including expenses incurred by Artisan Partners and Artisan Distributors, LLC;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including: receipt of research paid for with commissions; the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds, on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; and Artisan Partners’ profit margins and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested updated information regarding implicit trading costs.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

On November 12, 2008, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent, and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent, and quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervision of the pricing of the Funds’ portfolios and calculation of net asset value, provision of services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners’ personnel.

•	Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed each Fund’s short-term and long-term investment performance compared to broad-based and style specific market indexes for periods ended June 30, 2008 and September 30, 2008, Morningstar Ratings™ (for those Funds rated by Morningstar), and Lipper rankings. The independent directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund, and in particular, its performance compared to a broad-based market index, is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A Fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the Fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale, and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. The independent directors reviewed breakpoints in the fee schedules in place for each Fund other than Emerging Markets Fund and International Small Cap Fund. The independent directors considered the fact that International Small Cap Fund was closed at a relatively low asset level and that as a result Artisan Partners had not (and was not likely) to enjoy economies of scale in its management. With respect to the Emerging Markets Fund, the independent directors considered the relatively low initial fee schedule put in place to generate investor interest. In their review, the independent directors considered the following:

•

The rates of fees paid by each Fund to Artisan Partners have been relatively stable or have declined as breakpoints have been realized, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund (other than Emerging Markets Fund, Global Value Fund, International Small Cap Fund and Opportunistic Value Fund) pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets on the next $250 million; 0.950% of average daily net assets on the next $250 million; and 0.925% of average daily net assets over $1 billion. The fees paid by International Fund to Artisan Partners are reduced to 0.900% of the Fund’s average daily net assets over $12 billion. Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.050% of the Fund’s average daily net assets. Global Value Fund pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $1 billion; 0.975% of average daily net assets from $1 billion to $4 billion; 0.950% of average daily net assets from $4 billion to $8 billion; 0.925% of average daily net assets from $8 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.250% of the Fund’s average daily net assets. Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900% of the Fund’s average daily net assets up to $1 billion; 0.875% of average daily net assets from $1 billion to $4 billion; 0.850% of average daily net assets from $4 billion to $8 billion; 0.825% of average daily net assets from $8 billion to $12 billion; and 0.800% of average daily net assets in excess of $12 billion.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2008, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds being reviewed, except Emerging Markets Fund and Global Value Fund, was profitable to Artisan Partners during the twelve months ended June 30, 2008.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Advisory Agreements and the management fees paid in return. The independent directors considered two potential benefits to Artisan Partners: (a) the potential conversion of a Fund shareholder to a separate account client; and (b) the acquisition of research products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third party research products and services and proprietary research from executing brokers paid for by the Funds and other clients of Artisan Partners with soft dollars. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Each Artisan Partners’ investment team that obtains third party and proprietary research uses such research on behalf of the client accounts it manages, including the Funds.

The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 13, 2008. At the November 13th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 12th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 12th and 13th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to fees Artisan Partners charges to other clients who have similar investment

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2009 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2009. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definitions of Portfolio Statistics

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Global Value Fund – Morgan Stanley Capital International All Country World IndexSM (MSCI ACWISM) is a market-weighted index of global developed and emerging markets.

Artisan International, Artisan International Small Cap and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Small Cap Fund – Morgan Stanley Capital International EAFE® Small Cap Index (MSCI EAFE® Small Cap) is a market-weighted index of small companies in developed markets, excluding the U.S. and Canada.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap and Artisan Mid Cap Value Funds – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Artisan Mid Cap Value Fund – Russell Midcap® Value Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Opportunistic Growth and Artisan Opportunistic Value Funds – Russell 1000® Index is a market-weighted index of about 1,000 large U.S. companies.

Artisan Opportunistic Growth Fund – Russell 1000® Growth Index is a market-weighted index of those companies included in the Russell 1000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Opportunistic Value Fund – Russell 1000® Value Index is a market-weighted index of those large companies included in the Russell 1000® Index with lower price-to-book ratios and lower forecasted growth values.

Artisan Small Cap and Artisan Small Cap Value Funds – Russell 2000® Index is a market-weighted index of about 2,000 small U.S. companies.

Artisan Small Cap Fund – Russell 2000® Growth Index is a market-weighted index of those small companies included in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth values.

Artisan Small Cap Value Fund – Russell 2000® Value Index is a market-weighted index of those small companies included in the Russell 2000® Index with lower price-to-book ratios and lower forecasted growth values.

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.344.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Artisan Fund, except Artisan Opportunistic Growth Fund, voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Artisan

PROXY VOTING POLICIES AND PROCEDURES

Opportunistic Growth Fund’s proxy voting record for the period ending June 30, 2009 will be available by August 31, 2009, without charge, on the Funds’ website and on the Securities and Exchange Commission’s website.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.344.1770 WWW.ARTISANFUNDS.COM

ARTISAN

SEMIANNUAL

REPORT

MARCH 31, 2009

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN INTERNATIONAL

FUND

_________

ARTISAN INTERNATIONAL

VALUE FUND

_________

ARTISAN MID CAP FUND

ARTISAN FUNDS, INC.

INSTITUTIONAL SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
2	Artisan Emerging Markets Fund
4	Artisan International Fund
6	Artisan International Value Fund
8	Artisan Mid Cap Fund

10	SCHEDULES OF INVESTMENTS
10	Artisan Emerging Markets Fund
13	Artisan International Fund
16	Artisan International Value Fund
18	Artisan Mid Cap Fund

22	STATEMENTS OF ASSETS AND LIABILITIES

24	STATEMENTS OF OPERATIONS

26	STATEMENTS OF CHANGES IN NET ASSETS

28	FINANCIAL HIGHLIGHTS

30	NOTES TO FINANCIAL STATEMENTS

45	SHAREHOLDER EXPENSE EXAMPLE

47	FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

54	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

56	PROXY VOTING POLICIES AND PROCEDURES

56	INFORMATION ABOUT PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Institutional Shares of Artisan Emerging Markets Fund, Artisan International Fund, Artisan International Value Fund and Artisan Mid Cap Fund. Before investing, investors should consider carefully each Fund’s investment objective, risks and charges and expenses. For more complete information on any Fund, including fees and expenses, please call 800.399.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussions present information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2009. That information and those views may change, and the Funds disclaim any obligation to advise shareholders of any such changes. Each of the Funds offer other classes of shares. A report on each of the other classes is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

• Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and business analysis. The team’s financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s business analysis examines a company’s competitive advantages and financial strength to assess sustainability.

• Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on the team’s assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

• Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $1,000,000 INVESTMENT (6/26/2006 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	Since Inception
Artisan Emerging Markets Fund - Institutional Shares	-50.97%	-7.40%
MSCI Emerging Markets IndexSM	-47.07	-5.11

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The Fund’s investments in initial public offerings (IPOs) made a material contribution to the Fund’s performance. IPO investments are not an integral component of the Fund’s investment process and may not be available in the future. For current to most recent month-end performance information call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses to no more than 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 54 for a description of the index.

2

INVESTING ENVIRONMENT

During the six-month period ended March 31, 2009, global markets continued to work through the economic downturn and governments around the world took action aimed at improving the economic situation in their respective countries. With that backdrop, it was no surprise that equity markets struggled. The MSCI Emerging Markets IndexSM declined -26.91% during the period. From a regional perspective, the EMEA (Europe, Middle East & Africa) region suffered the largest declines. Stocks in Russia pulled back -48% as the resource-heavy economy was impacted by the fall in commodity prices. South Africa held up better with a -19% decline. In Latin America, stocks in Brazil fell -29% and Mexico declined nearly -40%. Asia was the most resilient region due in large part to the relative strength of China, as Chinese stocks fell only -9.5%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	10.6%	10.7%
Consumer Staples	8.4	7.9
Energy	14.8	14.1
Financials	13.6	12.3
Healthcare	2.6	2.7
Industrials	12.6	11.9
Information Technology	10.2	14.4
Materials	13.0	11.8
Telecommunication Services	9.5	9.5
Utilities	1.5	2.7
Other assets less liabilities	3.2	2.0
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Emerging Markets Fund returned -30.83% for the six-month period, underperforming the MSCI Emerging Markets IndexSM. We benefited from good security selection in Korea, where our stocks generally held up better than those in the Index. We also had a few solid performers among our Taiwanese holdings, including Taiwan Fertilizer Co., Ltd., Far Eastern Textile Ltd. and China Airlines. Other solid gainers in the portfolio included South African gold producer Gold Fields Limited, Brazilian oil company OGX Petroleo e Gas Participacoes SA, and two of our Chinese stocks – flavor/fragrance company Huabao International Holdings Limited and train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd.

On the downside, we were negatively impacted by weakness in our Mexican and Russian holdings. Some of our biggest decliners in these countries were America Movil SAB de C.V., Urbi, Desarrollos Urbanos, S.A. de C.V., Grupo Financiero Banorte S.A.B. de C.V., Razguliay Group, West Siberian Resources Ltd (listed on the Swedish exchange) and Sberbank. We were also hurt by our lack of investment in Chinese financials, which held up well in comparison to the overall market, and by the significant underperformance of Indian consulting and IT services provider Satyam Computer Services Limited, which we sold during the period.

FUND CHANGES

Our activity during the period was fairly broad-based, but some of the largest additions to the portfolio included Taiwanese compact disk read-only memory chip manufacturer MediaTek Inc., Taiwanese personal computer manufacturer HTC Corporation, Brazilian bank Itau Unibanco Banco Multiplo SA, Czech electricity generator CEZ and Brazilian freight transporter All-America Latina Logistica S.A. Our purchases were funded in part by the sales of Sberbank, Mining and Metallurgical Company Norilsk Nickel, Antofagasta plc, Krung Thai Bank Public Company Limited and Depa, Ltd.

REGION ALLOCATION

Region	9/30/08	3/31/09
Emerging Asia	36.2%	43.8%
Latin America	27.9	27.2
Emerging Europe, Middle East & Africa	27.5	23.5
Developed Markets	5.2	3.5

As a percentage of total net assets.

3

ARTISAN INTERNATIONAL FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Fund employs a fundamental stock selection process focused on identifying long-term growth opportunities.

Themes. The investment team’s thematic approach identifies catalysts for change and develops investment themes with the objective of capitalizing on them globally. Changing demographics, developing technology, privatization of economic resources and outsourcing are among the long-term catalysts for change that currently form the basis for the team’s investment themes. The team incorporates these catalysts along with sector and regional fundamentals into a long-term global framework for investment analysis and decision-making.

Sustainable Growth. The team applies a fundamental approach to identifying the long term, sustainable growth characteristics of potential investments. The team seeks high quality companies that are well managed, have a dominant or improving market position and competitive advantages compared to industry and regional peers.

Valuation. The team assesses the relationship between its estimate of a company’s sustainable growth prospects and the company’s stock price. The team uses multiple valuation metrics to establish price targets.

The Fund primarily invests in non-U.S. growth companies of all market capitalizations in developed markets and emerging and less developed markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (7/1/1997 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	10-Year	Since Inception
Artisan International Fund – Institutional Shares	-45.92%	-13.18%	-1.27%	2.59%	5.20%
MSCI EAFE® Growth Index	-45.36	-13.12	-1.99	-2.46	-1.22
MSCI EAFE® Index	-46.51	-14.47	-2.18	-0.84	0.20

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 54 for a description of each index.

4

INVESTING ENVIRONMENT

Save for short-term rallies in December and March, international equities generally trended lower throughout the six months ended March 31, 2009. Economic and corporate reports continued to disappoint and the battle between the effects of fiscal and monetary stimulus endured. Emerging markets fared better than developed markets on the back of huge stimulus spending and continued economic growth. For this semiannual reporting period, the MSCI EAFE® Index returned -31.11% and every sector suffered double digit losses. The financial sector was hit hardest, declining more than -45%. Losses were similarly broad on a regional basis. Every country in the Index experienced meaningful declines, with many falling by more than -30%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	11.2%	12.4%
Consumer Staples	9.8	18.8
Energy	9.1	4.6
Financials	14.2	14.0
Healthcare	7.9	7.4
Industrials	17.4	12.7
Information Technology	4.7	9.0
Materials	7.4	6.5
Telecommunication Services	3.1	5.9
Utilities	9.4	4.4
Other assets less liabilities	5.8	4.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Fund held up better than the MSCI EAFE® Index with a return of -29.66% for the six months ended March 31, 2009. We benefited from the relative outperformance of our financial holdings as well as our underweight position in the beaten up sector. Strong security selection in the technology sector also aided relative returns. Our Chinese companies, China Resources Land Limited, China Construction Bank and China Life Insurance Co., Limited, held up better than peers. Semiconductor manufacturing equipment producer ASML Holding N.V., credit and debit card transaction processor Redecard SA and integrated circuit manufacturer Taiwan Semiconductor Manufacturing Company Ltd. drove our relative outperformance in the technology sector. Anheuser-Busch InBev NV, Delhaize Group and Carrefour SA, holdings in the consumer staples sector, were other top contributors.

Relative returns were held back by weaknesses among our energy, utilities and materials holdings. SeaDrill Ltd., Gazprom, Fortum Oyj, National Grid PLC, Holcim Ltd. and Wacker Chemie AG were some of our biggest detractors in these sectors. Our underweight position in the relatively strong energy sector also worked against us.

FUND CHANGES

Throughout the turbulence, we have remained committed to our thematic and fundamental investment process. We seek to invest in companies with sustainable growth characteristics, trading at reasonable valuations with exposure to the secular themes we have identified. New purchases during the period included telecommunications services provider France Telecom SA, brewer Anheuser-Busch InBev NV, tobacco products producer Philip Morris International Inc., financial services provider Muenchener Rueckversicherungs-Gesellschaft AG, grocery chain operator Carrefour SA and oil services company Schlumberger Limited.

Our sales during the period included Electricite de France, SeaDrill Ltd., Mitsui & Co., Ltd., Lloyds TSB Group plc and Orkla ASA.

REGION ALLOCATION

Region	9/30/08	3/31/09
Europe	61.0%	62.7%
Emerging Markets	15.5	15.8
Pacific Basin	15.0	11.9
Americas	2.2	5.3
Middle East	0.5	—

As a percentage of total net assets.

5

ARTISAN INTERNATIONAL VALUE FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan International Value Fund employs a bottom-up investment process to construct a diversified portfolio of stocks of undervalued non-U.S. companies. The Fund’s investment process is focused on identifying what the investment team believes are high quality, undervalued businesses that offer the potential for superior risk/reward outcomes. The team’s in-depth research process focuses on four key investment characteristics:

Undervaluation. Determining the intrinsic value of the business is the heart of the team’s research process. The team believes that intrinsic value represents the amount that a buyer would pay to own a company’s future cash flows. The team seeks to invest at a significant discount to its estimate of the intrinsic value of a business.

Business quality. The team seeks to invest in companies with histories of generating strong free cash flow, improving returns on capital and strong competitive positions in their industries.

Financial strength. The team believes that investing in companies with strong balance sheets helps to reduce the potential for capital risk and provides company management the ability to build value when attractive opportunities are available.

Shareholder-oriented management. The team’s research process attempts to identify management teams with a history of building value for shareholders.

The Fund primarily invests in common stocks and other equity securities of non-U.S. companies of all market capitalizations in developed and emerging markets.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (10/1/2006 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	Since Inception
Artisan International Value Fund – Institutional Shares	-35.87%	-14.70%
MSCI EAFE® Value Index	-47.72	-20.88
MSCI EAFE® Index	-46.51	-18.61

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. See page 54 for a description of each index.

6

INVESTING ENVIRONMENT

International equities suffered additional losses during the six-month period ended March 31, 2009. Governments adopted an increasingly activist role in order to stem the decline and restore confidence, but investors remained concerned about declining economic conditions and continued instability in the world’s financial systems. Market weakness centered largely on financials, but every market sector ended the period with double-digit losses. Returns were similar on a regional basis as all major developed and emerging markets declined.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	22.3%	20.1%
Consumer Staples	13.0	12.5
Energy	—	2.9
Financials	19.0	18.7
Healthcare	13.5	9.3
Industrials	15.1	15.9
Information Technology	8.3	7.9
Materials	2.2	2.6
Telecommunication Services	1.6	1.8
Other assets less liabilities	5.0	8.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan International Value Fund declined -26.95% during the period, holding up better than the MSCI EAFE® Index, which decreased -31.11% over the same period.

We remained focused on the intersection of balance sheet strength, business quality and valuation.

Performance of the following stocks had a positive impact on the portfolio during the six-month period: Lancashire Holdings Ltd, a U.K. specialty insurance provider; Publicis Groupe, a French advertising services company; and IGM Financial, Inc., a Canadian asset manager. Experian PLC, a U.K. credit-checking company, was our largest holding at the end of the period. The company’s share price recorded a single- digit loss, but it held up considerably better than the overall market in a challenging period for equities. Notable detractors included Societe Television Francaise 1, a French television channel owner; Covidien Limited, a U.S. medical products maker; Tyco Electronics Ltd., a U.S. electronic components manufacturer; MEITEC CORPORATION, a Japanese provider of outsourcing services primarily in the engineering industry; and Signet Jewelers Ltd., a jewelry retailer in the U.S. and U.K.

FUND CHANGES

During the period, we found several valuation opportunities. We continued to invest in certain holdings as their valuations fell and made new investments where we believed the risk/reward balance was more favorable than those companies already in the portfolio. New purchases included previously mentioned Publicis Groupe and IGM Financial, Inc. We also added Daiwa Securities Group Inc., a Japanese financial services firm; Nobel Biocare Holding AG, a Swiss dental implant maker; L’Oreal SA, a French cosmetics company; and European integrated oil companies Total SA and Royal Dutch Shell PLC.

We exited a number of positions during the period. Benfield Group Ltd, Kimberly-Clark de Mexico, S.A.B. de C.V., UNICHARM CORPORATION, Pfeiffer Vacuum Technology AG, Neopost SA, Nokia Corporation, Sanofi-Aventis, Sekisui House, Ltd., and Willis Group Holdings Limited were all sold.

REGION ALLOCATION

Region	9/30/08	3/31/09
Europe	63.8%	60.5%
Americas	10.7	11.8
Pacific Basin	14.2	11.8
Emerging Markets	6.3	7.6

As a percentage of total net assets.

7

ARTISAN MID CAP FUND

INSTITUTIONAL SHARES

INVESTMENT PROCESS HIGHLIGHTS

Artisan Mid Cap Fund employs a bottom-up investment process to construct a diversified portfolio of primarily U.S. mid-cap growth companies. The Fund’s investment process focuses on two distinct areas – security selection and capital allocation.

The Fund’s investment team attempts to identify companies that possess franchise characteristics that are selling at attractive valuations and benefiting from an accelerating profit cycle.

Franchise characteristics. These are characteristics that the team believes help to protect a company’s stream of cash flow from the effects of competition. The team looks for companies with at least two of the following characteristics: low cost production capability, possession of a proprietary asset, dominant market share or a defensible brand name.

Attractive valuations. Through its own fundamental research, the team estimates the amount a buyer would pay to buy the entire company (the company’s “intrinsic value” or “private market value”) and considers whether to purchase a stock if it sells at a discount to that estimate.

Accelerating profit cycle. The team tries to invest in companies that are well positioned for long-term growth, at an early enough stage in their profit cycle to benefit from the increased cash flows produced by the profit cycle.

Based on the investment team’s fundamental analysis of a company’s profit cycle, portfolio holdings develop through three stages. GardenSM investments are small positions in the early part of their profit cycle that will warrant a more sizeable allocation once their profit cycle accelerates. CropSM investments are positions that are being increased to a full weight because they are moving through the strongest part of their profit cycle. HarvestSM investments are positions that are being reduced as they near the team’s estimate of full valuation or their profit cycle begins to decelerate.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $5,000,000 INVESTMENT (7/1/2000 to 3/31/2009)

AVERAGE ANNUAL TOTAL RETURNS (as of 3/31/2009)

Fund / Index	1-Year	3-Year	5-Year	Since Inception
Artisan Mid Cap Fund – Institutional Shares	-34.32%	-10.75%	-1.79%	-0.72%
Russell Midcap® Growth Index	-39.58	-14.89	-3.91	-6.43
Russell Midcap® Index	-40.81	-15.53	-3.53	0.02

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information, visit www.artisanfunds.com or call 800.399.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. See page 54 for a description of each index.

8

INVESTING ENVIRONMENT

During the semiannual reporting period ended March 31, 2009, mid-cap stocks sank along with the broader market amid worsening economic conditions and turmoil in the financial sector. The Russell Midcap® Index declined -33.80%. Growth stocks held up better than value names as the Russell Midcap® Growth Index fell -29.81%, while its value counterpart tumbled -37.87%. Within the growth index, all sectors closed lower, with financial and energy stocks down the most.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	7.7%	14.0%
Consumer Staples	4.8	3.0
Energy	4.0	4.6
Financials	8.0	6.5
Healthcare	25.4	22.7
Industrials	14.9	14.0
Information Technology	28.5	31.8
Materials	1.6	1.5
Telecommunication Services	0.4	0.6
Utilities	2.0	—
Other assets less liabilities	2.7	1.3
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Mid Cap Fund returned -26.66% during the period, outperforming the Russell Midcap® and Russell Midcap® Growth indices. Relative to the benchmarks, the Fund benefited from strong security selection, particularly among our healthcare and industrials holdings, although our leading performers came from a variety of sectors. Sector positioning was also helpful, due in part to our low weighting in the energy sector. In the health care sector, CropSM holdings Cerner Corporation, a healthcare information technology company, specialty pharmaceuticals company Allergan, Inc. and C. R. Bard, Inc., a medical devices maker, were key to our strong relative performance. In the industrials sector, Roper Industries, Inc., an industrial products manufacturer, and contracting services company Quanta Services, Inc. were two companies that held up relatively well. Other standout performers included Hansen Natural Corporation, Broadcom Corporation and Best Buy Co., Inc.

Compared to the Russell Midcap® Growth Index, the greatest sources of weakness included our relatively low weight in consumer discretionary stocks and underperformance in the financials and utilities sectors. The St. Joe Company, a real estate operating company, and credit card issuer Discover Financial Services were among our worst performing financial holdings. Our underperformance in the utilities sector was driven by independent power producers Calpine Corporation and Dynegy Inc.

FUND CHANGES

The most notable changes to the portfolio during the period were increased exposures to the consumer discretionary and information technology sectors. In the consumer discretionary sector, we purchased several new holdings, including YUM! Brands, Inc., Dick’s Sporting Goods, Inc. and CarMax, Inc. In the information technology sector, new purchases included VMware, Inc., Citrix Systems, Inc. and Quality Systems, Inc., among others.

We funded our new purchases in part with sales from a broad range of sectors. Celgene Corporation, AGCO Corporation, Calpine Corporation and Varian Medical Systems, Inc. were all CropSM positions that were sold during the period. We also sold ImClone Systems Incorporated, a GardenSM position, after it received a premium takeout offer from Eli Lilly and Company.

9

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value
COMMON AND
PREFERRED STOCKS - 98.0%

BRAZIL - 18.4%
All-America Latina Logistica S.A. (Units)	144,900	$617,141
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)	41,158	611,936
Companhia Vale do Rio Doce	156,300	2,088,717
Dufry South America Ltd (DR)	41,000	260,696
Empresa Brasileira de Aeronautica S.A.	120,900	404,954
Hypermarcas SA(2)	111,000	811,057
Itau Unibanco Banco Multiplo SA, Preferred(1)	72,738	804,281
Marcopolo S.A., Preferred(1)	211,300	300,588
Net Servicos de Comunicacao SA, Preferred(1)(2)	72,900	537,067
OGX Petroleo e Gas Participacoes SA(2)	1,662	509,408
Petroleo Brasileiro S.A.	220,000	3,355,362
Randon SA Implementos e Participacoes, Preferred(1)	104,800	249,830
Rodobens Negocios Imobiliarios SA	75,400	318,534
SEB - Sistema Educacional Brasileiro SA (Units)(1)	76,700	259,882
Tim Participacoes S.A., Preferred(1)	313,700	390,815
Votorantim Celulose e Papel S.A., Rights(1)(2)	13,086	56
Exercise Price: 19.00 BRL, Expiration: 4/7/09
Wilson Sons Limited (DR)	63,321	315,274

		11,835,598
CHILE - 1.2%
Compania Cervecerias Unidas S.A.	54,034	303,614
Empresa Nacional de Telecomunicaciones S.A.	42,696	494,463

		798,077
CHINA - 12.6%
Airmedia Group, Inc. (DR)(2)	89,320	374,251
Ajisen China Holdings Limited(3)	662,000	329,741
Chaoda Modern Agriculture (Holdings) Limited(3)	1,526,536	909,338
China Dongxiang Group Company(3)	1,940,000	713,558
China Railway Construction Corporation, H Shares(2)(3)	506,000	660,912
Ctrip.com International Ltd. (DR)	2,074	56,828
GOME Electrical Appliances Holdings Limited(3)(4)	3,323,752	397,868
Huabao International Holdings Limited(3)	1,656,900	1,370,546

	Shares Held	Value
CHINA (CONTINUED)
Mindray Medical International Limited, Class A (DR)	33,302	$616,420
New Oriental Education & Technology Group, Inc. (DR)(2)	17,654	887,114
Tingyi (Cayman Islands) Holding Corporation(3)	556,300	646,029
Weichai Power Co., Ltd., H Shares(3)	250,360	543,463
Zhuzhou CSR Times Electric Co., Ltd., H Shares(3)	627,200	637,784

		8,143,852
COLOMBIA - 0.6%
Almacenes Exito S.A.	84,567	362,297

CZECH REPUBLIC - 1.1%
CEZ(3)	19,318	685,554

EGYPT - 1.2%
Commercial International Bank(3)	56,703	328,292
Egyptian Financial Group-Hermes Holding(3)	155,518	434,552

		762,844
HONG KONG - 0.6%
Samson Holding Ltd.(3)	4,915,000	418,565

HUNGARY - 0.8%
MOL Hungarian Oil and Gas Nyrt.(3)	11,154	500,224

INDIA - 2.4%
Cairn India Ltd.(2)(3)	208,221	752,127
Dr. Reddy’s Laboratories Limited(3)	38,414	374,091
Piramal Healthcare Ltd.(3)	104,505	397,545

		1,523,763
ITALY - 0.5%
Tenaris S.A. (DR)	14,873	299,988

KAZAKSTAN - 1.4%
KazMunaiGas Exploration Production (DR)(3)	60,073	893,928

KOREA - 10.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(3)	33,004	516,122
Hyundai Development Company(3)	21,361	523,924
MegaStudy Co., Ltd.(3)	4,729	682,117
Samsung Electronics Co., Ltd.(3)	8,482	3,503,161
Shinhan Financial Group Co., Ltd.(2)(3)	40,147	720,690
Shinsegae Co., Ltd.(3)	2,266	708,160

		6,654,174

10

	Shares Held	Value
LUXEMBOURG - 0.5%
Ternium S.A. (DR)	43,916	$300,825

MEXICO - 6.2%
America Movil SAB de C.V., Series L	927,978	1,257,831
Banco Compartamos SA de CV	271,562	508,040
Fomento Economico Mexicano SAB, Series UBD (Units)	243,597	618,408
Grupo Financiero Banorte S.A. de C.V.	321,228	426,112
Grupo Televisa S.A.	282,742	768,483
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	507,917	445,346

		4,024,220
NETHERLANDS - 0.5%
Plaza Centers (Europe) BV(3)	370,306	308,825

PERU - 0.8%
Credicorp Limited	10,596	496,317

PHILIPPINES - 0.8%
Philippine Long Distance Telephone Company(3)	11,480	514,167

POLAND - 0.5%
Polski Koncern Naftowy Orlen S.A.(3)	48,756	333,967

RUSSIA - 3.7%
Globaltrans Investment PLC (DR)(2)(3)	68,722	99,333
LUKOIL (DR)(3)	30,415	1,142,592
Mobile TeleSystems (DR)	20,225	605,132
OAO TMK (DR)(3)	60,047	286,999
Razguliay Group(2)(4)	309,319	247,455

		2,381,511
SINGAPORE - 0.7%
Epure International Ltd.(3)	2,278,000	442,400

SOUTH AFRICA - 10.7%
ABSA Group Limited(3)	53,353	544,226
African Bank Investments Limited(3)	271,668	724,165
Gold Fields Limited(3)	107,962	1,214,457
Grindrod Limited(3)	390,330	499,866
Impala Platinum Holdings Limited(3)	62,296	1,045,486
Mondi Limited(3)	118,658	346,936
Mr. Price Group Limited(3)	174,062	446,333
MTN Group Limited(3)	101,389	1,124,729
Reunert Limited(3)	104,986	406,242
Tiger Brands Limited(3)	36,044	516,251

		6,868,691
SWEDEN - 0.7%
West Siberian Resources Ltd (DR)(3)	1,445,025	480,167

TAIWAN - 14.5%
Acer Inc.(3)	487,148	735,868
Cathay Financial Holding Co., Ltd.(3)	689,292	595,223

	Shares Held	Value
TAIWAN (CONTINUED)
China Airlines(2)(3)	1,669,000	$418,182
Chinatrust Financial Holding Company Ltd.(3)	1,502,962	552,385
Far Eastern Textile Ltd.(3)	802,077	625,937
Far EasTone Telecommunications Co., Ltd.(3)	465,000	478,207
Hon Hai Precision Industry Co., Ltd.(3)	457,156	1,037,099
HTC Corporation(3)	71,000	878,978
MediaTek Inc.(3)	113,000	1,069,884
Taiwan Fertilizer Co., Ltd.(3)	428,000	879,950
Taiwan Semiconductor Manufacturing Company Ltd.(3)	1,341,441	2,042,621

		9,314,334
THAILAND - 3.2%
Bangkok Bank Public Company Limited (DR)(3)	196,000	415,442
Bumrungrad Hospital Public Company Limited (DR)(3)	715,100	361,102
Siam Commercial Bank Public Company Limited (DR)(3)	436,900	669,905
Total Access Communication Public Company Limited(3)	452,400	337,685
Total Access Communication Public Company Limited (DR)(3)	374,200	285,958

		2,070,092
TURKEY - 4.1%
Cimsa Cimento Sanayi ve Ticaret A.S.(3)	175,788	353,562
Tekfen Holding A.S.(3)	196,506	341,026
Tupras-Turkiye Petrol Rafinerileri A.S.(3)	50,274	506,156
Turk Hava Yollari Anonim Ortakligi(2)(3)	122,990	485,585
Turkcell Iletisim Hizmetleri AS(3)	123,452	604,324
Turkiye Sinai Kalkinma Bankasi A.S.(2)(3)	890,424	387,259

		2,677,912

Total common and preferred stocks (Cost $97,629,848)		63,092,292

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $1,098,003(5) (Cost $1,098,000)	$1,098,000	1,098,000

Total investments - 99.7% (Cost $98,727,848)		64,190,292

Other assets less liabilities - 0.3%		179,014

Total net assets -100.0%(6)		$64,369,306

11

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $42,187,770 or 65.5% of total net assets.
(4)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $645,323 or 1.0% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.500%	11/15/2024	$1,123,668

(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$6,896,383	10.7%
Consumer Staples	5,122,609	7.9
Energy	9,060,918	14.1
Financials	7,915,714	12.3
Healthcare	1,749,158	2 .7
Industrials	7,646,163	11.9
Information Technology	9,267,611	14.4
Materials	7,600,535	11.8
Telecommunication Services	6,093,311	9.5
Utilities	1,739,890	2.7

Total common and preferred stocks	63,092,292	98.0
Short-term investments	1,098,000	1.7

Total investments	64,190,292	99.7
Other assets less liabilities	179,014	0.3

Total net assets	$64,369,306	100.0%

CURRENCY EXPOSURE - MARCH 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$11,835,598	18.4%
British pound	308,825	0.5
Chilean peso	798,077	1.2
Colombian peso	362,297	0.5
Czech koruna	685,554	1.1
Egyptian pound	762,844	1.2
Hong Kong dollar	6,627,804	10.3
Hungarian forint	500,224	0.8
Indian rupee	1,523,763	2.4
Korean won	6,654,174	10.4
Mexican peso	4,024,220	6.3
Philippine peso	514,167	0.8
Polish zloty	333,967	0.5
Singapore dollar	442,400	0.7
South African rand	6,868,691	10.7
Swedish krona	480,167	0.7
Taiwan dollar	9,314,334	14.5
Thai baht	1,784,134	2.8
Turkish lira	2,677,912	4.2
US dollar	7,691,140	12.0

Total investments	$64,190,292	100.0%

TOP TEN HOLDINGS - MARCH 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.4%
Petroleo Brasileiro S.A.	Brazil	5.2
Companhia Vale do Rio Doce	Brazil	3.2
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	3.2
Huabao International Holdings Limited	China	2.1
America Movil SAB de C.V.	Mexico	2.0
Gold Fields Limited	South Africa	1.9
LUKOIL	Russia	1.8
MTN Group Limited	South Africa	1.7
MediaTek Inc.	Taiwan	1.7

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

12

ARTISAN INTERNATIONAL FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON AND PREFERRED STOCKS AND EQUITY-LINKED SECURITIES - 95.7%

BELGIUM - 2.7%
Anheuser-Busch InBev NV(1)	4,427,502	$122,258,266
Delhaize Group(1)	1,198,546	77,733,249

		199,991,515
BRAZIL - 2.7%
Petroleo Brasileiro S.A., Preferred (DR)	3,921,249	96,070,601
Redecard SA	8,367,560	101,179,031

		197,249,632
CANADA - 2.5%
Canadian Pacific Railway Limited	6,105,810	180,915,150

CHINA - 7.2%
China Construction Bank, H Shares(1)	209,744,100	119,113,330
China Life Insurance Co., Limited, H Shares(1)	53,517,900	176,074,519
China Merchants Holdings International Company Limited(1)	29,090,900	68,756,417
China Resources Land Limited(1)	81,290,631	127,245,303
Guangzhou R&F Properties Company Limited, H Shares(1)	6,318,400	7,328,504
Ping An Insurance (Group) Company of China Limited, H Shares(1)	4,855,300	29,081,376

		527,599,449
FINLAND - 1.6%
Fortum Oyj(1)	6,093,763	115,992,799

FRANCE - 13.8%
Accor SA(1)	107,358	3,731,122
Alstom(1)	1,719,145	89,002,694
BNP Paribas(1)	1,357,207	55,939,426
Bouygues SA(1)	4,342,228	154,915,632
Carrefour SA(1)	1,853,105	72,219,089
France Telecom SA(1)	6,175,278	140,431,784
LVMH Moet Hennessy Louis Vuitton SA(1)	2,576,248	161,499,512
Technip SA(1)	588,562	20,742,710
Unibail-Rodamco(1)	282,163	40,146,687
Vinci SA(1)	7,181,150	265,985,179

		1,004,613,835
GERMANY - 13.7%
Allianz SE(1)	846,656	71,325,038

	Shares Held	Value

GERMANY (CONTINUED)
Bayer AG(1)	5,389,022	$258,168,458
Daimler AG(1)	5,831,509	148,233,749
Deutsche Post AG(1)	1,204,068	12,964,179
Fraport AG(1)	2,205,066	70,942,630
Linde AG(1)	2,858,072	194,210,886
Muenchener Rueckversicherungs-Gesellschaft AG(1)	808,141	98,708,223
Wacker Chemie AG(1)	1,775,435	147,781,347

		1,002,334,510
HONG KONG - 2.4%
The Bank of East Asia, Ltd.(1)	23,730,840	45,885,174
Hutchison Whampoa Limited(1)	7,521,906	37,036,985
Li & Fung Limited(1)	12,632,000	29,801,762
NWS Holdings Limited(1)	34,876,746	47,555,284
Sun Hung Kai Properties Limited(1)	2,004,234	17,992,203

		178,271,408
INDIA - 1.2%
Housing Development Finance Corporation Ltd.(1)	1,248,822	34,937,483
ICICI Bank Limited(1)	2,180,220	14,489,638
ICICI Bank Limited (DR)	3,052,424	40,566,715

		89,993,836
ITALY - 1.0%
Intesa Sanpaolo(1)	26,345,861	72,453,323

JAPAN - 9.5%
CANON INC.(1)	2,258,200	65,870,984
DENSO CORPORATION(1)	5,416,600	109,434,389
JAPAN TOBACCO INC.(1)	83,074	221,859,579
Mitsubishi UFJ Financial Group, Inc.(1)	7,800,145	38,319,502
Mizuho Financial Group, Inc.(1)	16,436,343	31,995,704
SUZUKI MOTOR CORPORATION(1)	8,848,650	148,070,056
Toyota Motor Corporation(1)	2,354,450	75,513,773

		691,063,987
KOREA - 1.2%
NHN Corp.(1)(2)	823,176	90,465,559

LUXEMBOURG - 0.3%
RTL Group(1)	537,234	22,132,329

NETHERLANDS - 4.2%
ASML Holding N.V.(1)	17,190,143	304,289,092

RUSSIA - 2.2%
Gazprom (DR)(1)	10,592,033	155,603,945

13

	Shares Held	Value

RUSSIA (CONTINUED)
RAO Unified Energy System, Equity Linked Security, 144A(1)(2)(3)(4)(5)(6)	2,065,483	$2,003,519

		157,607,464
SPAIN - 5.8%
Industria de Diseno Textil, S.A.(1)	3,417,385	132,921,762
Telefonica S.A.(1)	14,646,806	292,526,220

		425,447,982
SWITZERLAND - 9.2%
Holcim Ltd.(1)	3,601,397	128,055,768
Nestle SA(1)	9,182,193	310,812,514
Roche Holding AG(1)	357,598	51,026,579
Roche Holding AG - Genussscheine(1)(3)	1,342,816	184,361,237

		674,256,098
TAIWAN - 1.3%
Taiwan Semiconductor Manufacturing Company Ltd. (DR)	10,439,708	93,435,387

UNITED KINGDOM - 10.4%
Cadbury PLC(1)	17,261,711	130,369,476
Kingfisher PLC(1)	35,570,810	76,227,124
National Grid PLC(1)	26,644,205	204,848,651
Smith & Nephew plc(1)	4,104,689	25,373,258
Tesco PLC(1)	29,408,248	140,747,137
Unilever PLC(1)	395,629	7,498,447
William Morrison Supermarkets PLC(1)	46,570,087	170,479,233

		755,543,326
UNITED STATES - 2.8%
Covidien Limited	658,126	21,876,108
Philip Morris International Inc.	3,281,884	116,769,433
Schlumberger Limited	1,574,370	63,950,909

		202,596,450

Total common and preferred stocks and equity-linked securities (Cost $9,403,422,057)		6,986,253,131

	Par Amount	Value

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $266,077,813(7) (Cost $266,077,000)	$266,077,000	$266,077,000

Total investments - 99.3% (Cost $9,669,499,057)		7,252,330,131

Other assets less liabilities - 0.7%		48,857,240

Total net assets - 100.0%(8)		$7,301,187,371

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $6,271,489,797 or 85.9% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)

Security is an equity-linked participation certificate issued by Merrill Lynch International & Co. C.V., guaranteed by Merrill Lynch & Co. Inc. As described in Note 2(i) in Notes to Financial Statements, equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

(5)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $2,003,519, or less than 0.1% of total net assets.

(6)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on May 23, 2008 at a cost of $215,987,557. In total, the value of restricted securities held by the Fund was $2,003,519 or less than 0.1% of total net assets.

(7)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Note	4.875%	6/30/2012	$91,045,904
U.S. Treasury Note	4.250	9/30/2012	100,018,100
U.S. Treasury Note	3.125	8/31/2013	80,340,000

(8)	Percentages for the various classifications relate to total net assets.

14

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$907,565,578	12.4%
Consumer Staples	1,370,746,423	18.8
Energy	336,368,165	4.6
Financials	1,021,602,148	14.0
Healthcare	540,805,640	7.4
Industrials	928,074,150	12.7
Information Technology	655,240,053	9.0
Materials	470,048,001	6.5
Telecommunication Services	432,958,004	5.9
Utilities	322,844,969	4.4

Total common and preferred stocks	6,986,253,131	95.7
Short-term investments	266,077,000	3.6

Total investments	7,252,330,131	99.3
Other assets less liabilities	48,857,240	0.7

Total net assets	$7,301,187,371	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$101,179,031	1.4%
British pound	755,543,326	10.4
Euro	3,147,255,385	43.4
Hong Kong dollar	705,870,857	9.7
Indian rupee	49,427,121	0.7
Japanese yen	691,063,987	9.5
Korean won	90,465,559	1.3
Swiss franc	674,256,098	9.3
US dollar	1,037,268,767	14.3

Total investments	$7,252,330,131	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Nestle SA	Switzerland	4.3%
ASML Holding N.V.	Netherlands	4.2
Telefonica S.A.	Spain	4.0
Vinci SA	France	3.6
Bayer AG	Germany	3.5
Roche Holding AG	Switzerland	3.2
JAPAN TOBACCO INC.	Japan	3.0
National Grid PLC	United Kingdom	2.8
Linde AG	Germany	2.7
Canadian Pacific Railway Limited	Canada	2.5

Total		33.8%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

15

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS AND EQUITY-LINKED SECURITIES - 91.7%

CANADA - 1.3%
IGM Financial, Inc.	523,355	$12,623,117

FRANCE - 13.2%
Gemalto NV(1)(2)	718,075	20,523,883
L’Oreal SA(1)	187,053	12,898,624
Publicis Groupe(1)	1,185,184	30,344,959
Societe Television Francaise 1(1)	3,513,592	27,500,522
Sodexo(1)	413,971	18,848,928
Total SA(1)	278,578	13,816,316

		123,933,232
HONG KONG - 2.6%
Guoco Group Limited(1)	4,403,600	24,450,319

IRELAND - 2.8%
Ryanair Holdings PLC, 144A(1)(2)(3)(4)	6,803,519	26,151,216

JAPAN - 9.2%
Credit Saison Co., Ltd.(1)	2,476,339	24,401,788
Daiwa Securities Group Inc.(1)	5,272,431	23,336,944
MEITEC CORPORATION(1)	1,012,861	12,612,638
SANKYO CO., LTD.(1)	479,338	20,747,790
SEINO HOLDINGS CO., LTD.(1)	1,179,800	5,690,065

		86,789,225
KOREA - 5.9%
Lotte Chilsung Beverage Co., Ltd.(1)	11,967	7,460,567
Samsung Electronics Co., Ltd.(1)	74,825	30,903,567
SK Telecom Co., Ltd. (DR)	1,110,407	17,155,788

		55,519,922
MEXICO - 1.7%
Grupo Modelo, S.A. de C.V., Series C	5,400,067	16,354,598

NETHERLANDS - 1.5%
Wolters Kluwer NV(1)	885,399	14,374,456

SWITZERLAND - 17.8%
Adecco SA(1)	1,014,390	31,735,686
Givaudan SA(1)	46,233	23,949,585
Nobel Biocare Holding AG(1)	857,711	14,646,817
Novartis AG(1)	972,334	36,699,582
Panalpina Welttransport Holding AG(1)	595,238	29,249,056
Pargesa Holding SA(1)	545,601	28,976,504
Tamedia AG(1)	70,228	2,634,253

		167,891,483

	Shares Held	Value

UNITED KINGDOM - 25.2%
Cadbury PLC(1)	2,811,004	$21,230,174
Carpetright PLC(1)	2,170,027	12,844,822
Diageo plc(1)	2,571,476	29,035,773
Experian PLC(1)	7,098,432	44,468,710
Home Retail Group plc(1)	4,382,074	14,027,966
Lancashire Holdings Ltd(1)(2)	1,531,712	10,546,955
Rightmove PLC(1)	2,672,762	10,020,933
Royal Dutch Shell PLC, Class A(1)	610,621	13,700,771
Savills Plc(1)	3,881,619	13,135,851
Signet Jewelers Ltd.	3,121,426	35,740,328
Unilever PLC (DR)	1,617,804	30,625,030
Vitec Group PLC(1)	859,067	1,919,865

		237,297,178
UNITED STATES - 10.5%
Arch Capital Group Ltd.(2)	723,098	38,946,058
Covidien Limited	1,100,819	36,591,224
Tyco Electronics Ltd.	2,104,743	23,236,363

		98,773,645

Total common stocks and equity- linked securities (Cost $1,192,899,065)		864,158,391

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 7.0%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $65,279,199(5) (Cost $65,279,000)	$65,279,000	65,279,000

Total investments - 98.7% (Cost $1,258,178,065)		929,437,391

Other assets less liabilities - 1.3%		12,656,207

Total net assets - 100.0%(6)		$942,093,598

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds, Inc. In total, securities valued at a fair value were $652,885,885 or 69.3% of total net assets.

(2)	Non-income producing security.
(3)

Security is an equity-linked participation certificate issued by HSBC Bank plc. As described in Note 2(i) in Notes to Financial Statements equity-linked participation certificates are subject to counterparty risk with respect to the bank or broker-dealer that issues them.

16

(4)

Security is restricted and was acquired in a transaction under Rule 144A of the Securities Act of 1933. Restricted securities may be resold in transactions exempt from registration normally to qualified institutional buyers. This restricted security was acquired on various dates from September 17, 2008 to February 27, 2009 at an aggregate cost of $16,848,624. In total, the value of restricted securities held by the Fund was $26,151,216 or 2.8% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$66,588,703

(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - March 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$189,004,822	20.1%
Consumer Staples	117,604,766	12.5
Energy	27,517,087	2.9
Financials	176,417,536	18.7
Healthcare	87,937,623	9.3
Industrials	149,907,371	15.9
Information Technology	74,663,813	7.9
Materials	23,949,585	2.6
Telecommunication Services	17,155,788	1.8

Total common stocks	864,158,391	91.7
Short-term investments	65,279,000	7.0

Total investments	929,437,391	98.7
Other assets less liabilities	12,656,207	1.3

Total net assets	$942,093,598	100.0%

CURRENCY EXPOSURE - March 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
British pound	$157,231,049	16.9%
Canadian dollar	12,623,117	1.4
Euro	152,008,459	16.4
Hong Kong dollar	24,450,319	2.6
Japanese yen	86,789,225	9.3
Korean won	38,364,134	4.1
Mexican peso	16,354,598	1.8
Swiss franc	167,891,483	18.1
US dollar	273,725,007	29.4

Total investments	$929,437,391	100.0%

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Experian PLC	United Kingdom	4.7%
Arch Capital Group Ltd.	United States	4.1
Novartis AG	Switzerland	3.9
Covidien Ltd.	United States	3.9
Signet Jewelers Ltd.	United Kingdom	3.8
Adecco SA	Switzerland	3.4
Samsung Electronics Co., Ltd.	Korea	3.3
Unilever plc	United Kingdom	3.3
Publicis Groupe	France	3.2
Panalpina Welttransport Holding AG	Switzerland	3.1

Total		36.7%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

17

ARTISAN MID CAP FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value

COMMON STOCKS - 98.7%

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 2.9%
BorgWarner Inc.	2,070,099	$42,023,010
Johnson Controls, Inc.	3,436,462	41,237,544

		83,260,554
Distributors - 0.8%
LKQ Corporation(1)	1,556,301	22,208,415

Diversified Consumer Services - 0.4%
New Oriental Education & Technology Group, Inc. (DR)(1)(2)	207,655	10,434,664

Hotels, Restaurants & Leisure - 3.6%
Chipotle Mexican Grill, Inc., Class A(1)	123,700	8,211,206
Panera Bread Company, Class A(1)	92,445	5,167,675
Starbucks Corporation(1)	3,514,983	39,051,461
Starwood Hotels & Resorts Worldwide, Inc.	1,144,322	14,532,889
YUM! Brands, Inc.	1,265,632	34,779,567

		101,742,798
Multiline Retail - 2.1%
Kohl’s Corporation(1)	1,414,264	59,851,652

Specialty Retail - 4.1%
Best Buy Co., Inc.	1,541,574	58,518,149
CarMax, Inc.(1)	684,000	8,508,960
Dick’s Sporting Goods, Inc., Class A(1)	1,077,600	15,377,352
GameStop Corp.(1)	1,041,660	29,187,313
J. Crew Group, Inc.(1)	339,226	4,470,999

		116,062,773
Textiles, Apparel & Luxury Goods - 0.1%
Polo Ralph Lauren Corporation, Class A	41,984	1,773,824

CONSUMER STAPLES - 3.0%
Beverages - 2.2%
Hansen Natural Corporation(1)	1,738,412	62,582,832

	Shares Held	Value

CONSUMER STAPLES (CONTINUED)
Food Products - 0.8%
Bunge Limited	172,788	$9,788,440
H.J. Heinz Company	379,733	12,553,973

		22,342,413
ENERGY - 4.6%
Energy Equipment & Services - 3.0%
Dresser-Rand Group Inc.(1)	1,461,596	32,301,272
Smith International, Inc.	1,797,958	38,620,138
Weatherford International Ltd.(1)	1,262,040	13,970,783

		84,892,193
Oil, Gas & Consumable Fuels - 1.6%
CONSOL Energy Inc.	234,300	5,913,732
Denbury Resources Inc.(1)	441,500	6,560,690
Range Resources Corporation	782,231	32,196,628

		44,671,050
FINANCIALS - 6.5%
Capital Markets - 2.3%
Greenhill & Co., Inc.	135,486	10,005,641
Invesco Limited	3,915,915	54,274,582

		64,280,223
Commercial Banks - 0.9%
HDFC Bank Ltd. (DR)(2)	401,848	24,484,599

Consumer Finance - 0.6%
Discover Financial Services	2,540,160	16,028,410

Diversified Financial Services - 1.9%
CME Group Inc., Class A	217,741	53,649,205

Real Estate Management & Development - 0.8%
The St. Joe Company(1)	1,377,287	23,055,784

HEALTHCARE - 22.7%
Health Care Equipment & Supplies - 5.9%
C.R. Bard, Inc.	988,055	78,767,745
Gen-Probe Incorporated(1)	854,570	38,951,301
Intuitive Surgical, Inc.(1)	300,562	28,661,592
NuVasive, Inc.(1)	727,270	22,821,733

		169,202,371
Health Care Technology - 4.9%
Cerner Corporation(1)	3,147,400	138,391,178

18

	Shares Held	Value

HEALTHCARE (CONTINUED)
Life Sciences Tools & Services - 5.0%
Illumina, Inc.(1)	537,996	$20,034,971
Thermo Fisher Scientific, Inc.(1)	3,460,083	123,421,161

		143,456,132
Pharmaceuticals - 6.9%
Allergan, Inc.	3,734,661	178,367,409
Shire PLC (DR)(2)	542,744	19,506,219

		197,873,628
INDUSTRIALS - 14.0%
Aerospace & Defense - 1.6%
Precision Castparts Corp.	785,620	47,058,638

Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	318,802	14,540,559
Expeditors International of Washington, Inc.	816,827	23,108,036

		37,648,595
Building Products - 0.4%
Owens Corning(1)	1,327,963	12,004,785

Construction & Engineering - 2.9%
Fluor Corporation	811,119	28,024,161
Quanta Services, Inc.(1)	2,525,928	54,181,156

		82,205,317
Electrical Equipment - 4.3%
Cooper Industries, Ltd.	1,131,931	29,271,736
First Solar, Inc.(1)	220,155	29,214,568
Roper Industries, Inc.	1,494,054	63,422,592

		121,908,896
Machinery - 1.0%
PACCAR Inc	1,142,506	29,430,955

Professional Services - 1.9%
FTI Consulting, Inc.(1)	592,744	29,328,973
Robert Half International Inc.	1,455,066	25,943,827

		55,272,800
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	743,726	17,931,234

INFORMATION TECHNOLOGY - 31.8%
Communications Equipment - 3.2%
Juniper Networks, Inc.(1)	5,150,527	77,566,937
Polycom, Inc.(1)	817,200	12,576,708

		90,143,645
Computers & Peripherals - 0.7%
Intermec, Inc.(1)	1,346,104	13,999,482
NetApp, Inc.(1)	491,875	7,299,425

		21,298,907

	Shares Held	Value

INFORMATION TECHNOLOGY (CONTINUED)
Electronic Equipment & Instruments - 1.0%
Agilent Technologies, Inc.(1)	851,200	$13,082,944
Trimble Navigation Limited(1)	953,099	14,563,353

		27,646,297
Internet Software & Services - 0.4%
Akamai Technologies, Inc.(1)	352,300	6,834,620
VistaPrint Limited(1)	184,800	5,080,152

		11,914,772
IT Services - 5.2%
Affiliated Computer Services, Inc., Class A(1)	934,104	44,734,241
Cognizant Technology Solutions Corporation(1)	1,817,700	37,789,983
The Western Union Company	5,208,847	65,475,207

		147,999,431
Semiconductors & Semiconductor Equipment - 9.2%
Analog Devices, Inc.	3,095,666	59,653,484
Broadcom Corporation, Class A(1)	3,980,419	79,528,772
Cree, Inc.(1)	1,417,911	33,363,446
MEMC Electronic Materials, Inc.(1)	1,881,398	31,024,253
NVIDIA Corporation(1)	4,587,176	45,229,555
Xilinx, Inc.	653,800	12,526,808

		261,326,318
Software - 12.1%
Adobe Systems Incorporated(1)	657,100	14,055,369
Autodesk, Inc.(1)	1,991,337	33,474,375
Blackboard Inc.(1)	307,800	9,769,572
Citrix Systems, Inc.(1)	1,094,260	24,774,046
Electronic Arts Inc.(1)	4,238,835	77,104,409
Intuit Inc.(1)	1,721,657	46,484,739
Mc Afee, Inc.(1)	455,028	15,243,438
Quality Systems, Inc.	476,261	21,550,810
Red Hat, Inc.(1)	2,483,588	44,307,210
salesforce.com, inc.(1)	284,035	9,296,465
Shanda Interactive Entertainment Ltd, (DR)(1)(2)	871,668	34,457,036
VMware, Inc., Class A(1)	574,502	13,569,737

		344,087,206
MATERIALS - 1.5%
Chemicals - 1.5%
CF Industries Holdings, Inc.	158,387	11,266,067
Ecolab Inc.	919,518	31,934,860

		43,200,927

19

	Shares Held	Value

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc.(1)	1,080,808	$16,212,120

Total common stocks (Cost $3,418,570,924)		2,807,535,541

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.6%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $44,587,136(3) (Cost $44,587,000)	$44,587,000	44,587,000

Total investments - 100.3% (Cost $3,463,157,924)		2,852,122,541

Other assets less liabilities - (0.3%)		(7,417,257)

Total net assets - 100.0%(4)		$2,844,705,284

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside of the United States. See the Fund’s Statement of Additional Information for information on how a particular country is assigned.

Security	Country	Trading Currency
HDFC Bank Ltd. (DR)	India	US dollar
New Oriental Education & Technology Group, Inc. (DR)	China	US dollar
Shanda Interactive Entertainment Ltd, (DR)	China	US dollar
Shire PLC (DR)	United Kingdom	US dollar

(3)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	8.125%	8/15/2019	$45,481,258

(4)	Percentages for the various classifications relate to total net assets.

TOP TEN HOLDINGS - March 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Allergan, Inc.	United States	6.3%
Cerner Corporation	United States	4.9
Thermo Fisher Scientific, Inc.	United States	4.3
Broadcom Corporation	United States	2.8
C.R. Bard, Inc.	United States	2.8
Juniper Networks, Inc.	United States	2.7
Electronic Arts Inc.	United States	2.7
The Western Union Company	United States	2.3
Roper Industries, Inc.	United States	2.2
Hansen Natural Corporation	United States	2.2

Total		33.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

20

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21

ARTISAN FUNDS, INC.

Statements of Assets and Liabilities – March 31, 2009 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$63,092,292
Short-term investments (repurchase agreements), at value	1,098,000

Total investments	64,190,292
Cash	832
Foreign currency	38,302
Net unrealized gain on foreign currency forward contracts
Receivable from investments sold	8,755
Receivable from fund shares sold	77,000
Dividends and interest receivable	204,312
Receivable from Adviser	92,001
Other assets	448

Total assets	64,611,942

LIABILITIES:
Net unrealized loss on foreign currency forward contracts	-
Payable for investments purchased	-
Payable for fund shares redeemed	-
Payable for operating expenses	212,655
Payable for withholding taxes	29,533
Payable for deferred directors’ compensation	448

Total liabilities	242,636

Total net assets	$64,369,306

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$118,424,125
Net unrealized depreciation on investments and foreign currency related transactions	(34,539,086)
Accumulated undistributed net investment income (loss)	30,105
Accumulated undistributed net realized (losses) on investments and foreign currency related transactions	(19,545,838)

$64,369,306

SUPPLEMENTARY INFORMATION:
Net assets
Investor Shares
Institutional Shares	$59,070,903
Advisor Shares	$5,298,403
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Investor Shares
Institutional Shares	7,784,437
Advisor Shares	697,610
Net asset value, offering price and redemption price per share
Investor Shares
Institutional Shares	$7.59
Advisor Shares	$7.60
Cost of securities of unaffiliated issuers held	$98,727,848
Cost of securities of affiliated issuers held	$-
Cost of foreign currency	$37,907

22

INTERNATIONAL	INTERNATIONAL VALUE	MID CAP

$6,986,253,131	$864,158,391	$2,807,535,541
266,077,000	65,279,000	44,587,000

7,252,330,131	929,437,391	2,852,122,541
181	912	172
816,732	11	-
-	18,664	-
29,372,910	1,356,615	4,308,477
17,471,806	10,289,150	3,881,318
32,236,527	4,377,800	1,790,076
-	-	-
153,224	14,966	56,359

7,332,381,511	945,495,509	2,862,158,943

104,496	-	-
13,782,524	710,166	9,938,667
6,013,543	1,704,352	3,473,976
9,163,614	776,498	3,984,657
1,976,739	195,929	-
153,224	14,966	56,359

31,194,140	3,401,911	17,453,659

$7,301,187,371	$942,093,598	$2,844,705,284

$12,100,828,238	$1,405,531,139	$4,144,452,330
(2,418,135,332)	(328,868,731)	(611,035,383)
6,824,284	(5,029,738)	(7,231,613)
(2,388,329,819)	(129,539,072)	(681,480,050)

$7,301,187,371	$942,093,598	$2,844,705,284

$5,229,893,791	$804,602,106	$2,497,284,137
$2,071,293,580	$137,491,492	$347,421,147

387,930,823	52,601,277	143,990,530
152,731,026	8,995,143	19,472,696

$13.48	$15.30	$17.34
$13.56	$15.29	$17.84

$9,669,499,057	$1,258,178,065	$3,463,157,924
$-	$-	$-
$892,467	$11	$-

The accompanying notes are an integral part of the financial statements.

23

ARTISAN FUNDS, INC.

Statements of Operations – For the Six Months Ended March 31, 2009 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$441,051
Dividends, from affiliated issuers(1)	-
Interest	720

Total investment income	441,771

EXPENSES:
Advisory fees	292,661
Transfer agent fees
Investor Shares
Institutional Shares	8,992
Advisor Shares	16,787
Shareholder communications
Investor Shares
Institutional Shares	7,215
Advisor Shares	1,609
Custodian fees	78,275
Accounting fees	26,845
Professional fees	41,248
Less insurance recoveries(2)	-

Net professional fees	41,248
Registration fees
Investor Shares
Institutional Shares	20,410
Advisor Shares	6,986
Directors’ fees	3,000
Other operating expenses	6,060

Total operating expenses	510,088
Less amounts waived or paid by the Adviser	(92,001)

Net expenses	418,087

Net investment income (loss)	23,684

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gain (loss) on:
Investments(1)	(17,798,747)
Foreign currency related transactions	(138,234)

(17,936,981)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(3,892,528)
Foreign currency related transactions	99,467

(3,793,061)

Net (loss) on investments and foreign currency related transactions	(21,730,042)

Net (decrease) in net assets resulting from operations	$(21,706,358)

(1)	Fund	Net of foreign taxes withheld on dividends, unaffiliated issuers	Net of foreign taxes withheld on dividends, affiliated issuers	Including net realized (loss) on investments from affiliated issuers
	Emerging Markets	$38,633	$-	$-
	International	6,103,399	95,956	(68,638,629)
	International Value	551,561	-	(7,840,431)
	Mid Cap	-	-	(27,957,182)

(2)

For the six months ended March 31, 2009, International Fund incurred $451,382 in total professional fees. As described in Note (9) in Notes to Financial Statements, International Fund received $45,668 in insurance recoveries relating to reimbursement of litigation defense costs, which amount was recorded as a reduction to professional fees during the six months ended March 31, 2009.

24

INTERNATIONAL	INTERNATIONAL VALUE	MID CAP

$58,618,189	$8,725,928	$12,302,226
863,602	-	-
148,802	19,820	33,705

59,630,593	8,745,748	12,335,931

36,915,202	4,765,259	13,594,056

9,175,299	921,547	5,044,527
11,421	8,125	9,143

803,815	196,277	430,283
26,292	5,786	7,066

3,587,423	226,884	53,746
37,519	34,373	33,495
451,382	52,456	97,870
(45,668)	-	-

405,714	52,456	97,870

95,183	37,037	35,992
11,245	8,319	8,712

232,207	26,513	82,603
254,743	27,544	95,288

51,556,063	6,310,120	19,492,781
-	-	-

51,556,063	6,310,120	19,492,781

8,074,530	2,435,628	(7,156,850)

(2,336,026,812)	(127,360,128)	(659,700,963)
(2,456,935)	9,786,848	-

(2,338,483,747)	(117,573,280)	(659,700,963)

(1,135,939,562)	(219,211,100)	(487,411,380)
856,445	359,978	-

(1,135,083,117)	(218,851,122)	(487,411,380)

(3,473,566,864)	(336,424,402)	(1,147,112,343)

$(3,465,492,334)	$(333,988,774)	$(1,154,269,193)

The accompanying notes are an integral part of the financial statements.

25

ARTISAN FUNDS, INC.

Statements of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008

OPERATIONS:
Net investment income (loss)	$23,684	$875,308
Net realized gain (loss) on:
Investments	(17,798,747)	(1,369,976)
Foreign currency related transactions	(138,234)	(80,293)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(3,892,528)	(33,499,682)
Foreign currency related transactions	99,467	(82,858)

Net (decrease) in net assets resulting from operations	(21,706,358)	(34,157,501)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Investor Shares
Institutional Shares	(747,694)	(39,728)
Advisor Shares	(51,612)	-
Net realized gains on investment transactions:
Investor Shares
Institutional Shares	(59,063)	(1,484,717)
Advisor Shares	(4,077)	-

Total distributions paid to shareholders	(862,446)	(1,524,445)

FUND SHARE ACTIVITIES:
Net increase (decrease) in net assets resulting from fund share activities	13,928,698	90,274,995

Total increase (decrease) in net assets	(8,640,106)	54,593,049

Net assets, beginning of period	73,009,412	18,416,363

Net assets, end of period	$64,369,306	$73,009,412

Accumulated undistributed net investment income (loss)	$30,105	$805,727

(1)	Unaudited.

26

INTERNATIONAL		INTERNATIONAL VALUE		MID CAP
Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008

$8,074,530	$217,906,295	$2,435,628	$28,452,080	$(7,156,850)	$(38,496,793)

(2,336,026,812)	660,360,491	(127,360,128)	4,267,300	(659,700,963)	258,568,758
(2,456,935)	(5,330,672)	9,786,848	(125,520)	-	638

(1,135,939,562)	(6,035,684,040)	(219,211,100)	(339,642,758)	(487,411,380)	(1,548,010,123)
856,445	(1,742,370)	359,978	(559,100)	-	(227)

(3,465,492,334)	(5,164,490,296)	(333,988,774)	(307,607,998)	(1,154,269,193)	(1,327,937,747)

(73,117,872)	(77,647,652)	(10,176,045)	(26,380,830)	-	-
(37,487,951)	(38,324,885)	(2,362,145)	(4,772,229)	-	-

(274,728,220)	(1,707,284,385)	-	(86,616,796)	(40,893,720)	(883,929,699)
(101,344,058)	(637,085,303)	-	(13,775,532)	(5,219,106)	(121,786,964)

(486,678,101)	(2,460,342,225)	(12,538,190)	(131,545,387)	(46,112,826)	(1,005,716,663)

(550,372,574)	1,569,193,725	73,097,220	(158,902,687)	(224,422,534)	498,434,390

(4,502,543,009)	(6,055,638,796)	(273,429,744)	(598,056,072)	(1,424,804,553)	(1,835,220,020)

11,803,730,380	17,859,369,176	1,215,523,342	1,813,579,414	4,269,509,837	6,104,729,857

$7,301,187,371	$11,803,730,380	$942,093,598	$1,215,523,342	$2,844,705,284	$4,269,509,837

$6,824,284	$109,355,577	$(5,029,738)	$5,072,824	$(7,231,613)	$(74,763)

The accompanying notes are an integral part of the financial statements.

27

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of a Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Year or Period Ended		Net Asset Value Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Institutional Shares
3/31/2009	(5)	$11.15	$- (7)	$(3.43)	$(3.43)	$(0.12)	$(0.01)
9/30/2008		16.71	0.18	(5.41)	(5.23)	(0.01)	(0.32)
9/30/2007		11.15	0.09	5.81	5.90	(0.03)	(0.31)
9/30/2006	(6)	10.00	0.03	1.12	1.15	-	-

ARTISAN INTERNATIONAL FUND
Institutional Shares
3/31/2009	(5)	$20.51	$0.03	$(6.02)	$(5.99)	$(0.26)	$(0.70)
9/30/2008		33.99	0.42	(9.16)	(8.74)	(0.27)	(4.47)
9/30/2007		28.92	0.37	7.52	7.89	(0.49)	(2.33)
9/30/2006		24.54	0.22	4.62	4.84	(0.46)	-
9/30/2005		19.44	0.25	5.01	5.26	(0.16)	-
9/30/2004		16.63	0.16	2.86	3.02	(0.21)	-

ARTISAN INTERNATIONAL VALUE FUND
Institutional Shares
3/31/2009	(5)	$21.22	$0.06	$(5.73)	$(5.67)	$(0.26)	$-
9/30/2008		28.53	0.52	(5.58)	(5.06)	(0.58)	(1.67)
9/30/2007		26.71	0.41	3.14	3.55	(0.45)	(1.28)

ARTISAN MID CAP FUND
Institutional Shares
3/31/2009	(5)	$24.71	$(0.01)	$(6.58)	$(6.59)	$-	$(0.28)
9/30/2008		37.78	(0.14)	(7.03)	(7.17)	-	(5.90)
9/30/2007		32.24	(0.16)	9.17	9.01	-	(3.47)
9/30/2006		31.21	(0.10)	2.46	2.36	-	(1.33)
9/30/2005		26.38	(0.12)	4.95	4.83	-	-
9/30/2004		23.28	(0.14)	3.24	3.10	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser or the board of directors. Absent expenses waived or paid by the Adviser or the board of directors, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Year or Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Institutional Shares	3/31/2009	1.75%	(0.17)%
	9/30/2008	1.51%	1.16%
	9/30/2007	3.19%	(1.08)%
	9/30/2006	7.58%	(5.11)%

28

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.13)	$7.59	(30.83)%	$59.1	1.50%	0.08%	20.64%
(0.33)	11.15	(31.91)	69.8	1.50	1.17	42.24
(0.34)	16.71	53.99	18.4	1.44	0.67	71.28
-	11.15	11.50	5.9	1.40	1.07	24.26

$(0.96)	$13.56	(29.66)%	$2,071.3	1.04%	0.48%	32.20%
(4.74)	20.51	(29.83)	3,043.8	0.98	1.50	54.42
(2.82)	33.99	28.99	5,049.3	0.98	1.22	66.30
(0.46)	28.92	20.07	4,116.0	1.00	0.82	57.80
(0.16)	24.54	27.21	3,988.1	0.99	1.11	56.15
(0.21)	19.44	18.31	3,622.1	1.01	0.85	54.96

$(0.26)	$15.29	(26.95)%	$137.5	1.08%	0.70%	38.74%
(2.25)	21.22	(18.92)	186.1	1.03	2.10	44.72
(1.73)	28.53	13.48	218.9	1.06	1.47	45.60

$(0.28)	$17.84	(26.66)%	$347.4	0.98%	(0.13)%	31.36%
(5.90)	24.71	(22.23)	537.2	0.95	(0.46)	79.76
(3.47)	37.78	30.17	785.4	0.95	(0.47)	71.04
(1.33)	32.24	7.66	797.9	0.95	(0.31)	73.59
-	31.21	18.35	981.3	0.95	(0.40)	83.00
-	26.38	13.27	1,036.0	0.96	(0.54)	101.09

(5)	Unaudited. For the six months ended March 31, 2009.
(6)	For the period from commencement of operations (June 26, 2006) through September 30, 2006.
(7)	Amount is between $0.005 and $(0.005) per share.

The accompanying notes are an integral part of the financial statements.

29

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2009 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of eleven open-end, diversified mutual funds. Artisan Emerging Markets Fund (“Emerging Markets Fund” or “Emerging Markets”), Artisan International Fund (“International Fund” or “International”), Artisan International Value Fund (“International Value Fund” or “International Value”) and Artisan Mid Cap Fund (“Mid Cap Fund” or “Mid Cap”), each a series of Artisan Funds (each a “Fund,” and collectively, the “Funds”), commenced operations on June 26, 2006, December 28, 1995, September 23, 2002 and June 27, 1997, respectively. Each Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and has offered Institutional Shares since the commencement of operations and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund. International Fund, International Value Fund and Mid Cap Fund offer shares of capital stock of two classes – Institutional Shares and Investor Shares – and have offered Investor Shares since the commencement of operations. International Fund, International Value Fund and Mid Cap Fund began offering Institutional Shares on July 1, 1997, October 1, 2006 and July 1, 2000, respectively. Institutional Shares are sold to institutional investors meeting certain minimum investment requirements.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of the Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

30

NOTES TO FINANCIAL STATEMENTS

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund, International Fund, and International Value Fund generally invested a significant portion, and perhaps as much as substantially all, of their total assets in securities principally traded in markets outside the U.S. Mid Cap Fund had the ability to invest in non-U.S. securities, but only if they were traded in the U.S. The foreign markets in which the Funds invested were sometimes open on days when the NYSE was not open and the Funds did not calculate their NAVs, and sometimes were not open on days when the Funds did calculate their NAVs. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Funds calculate their NAVs. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Funds calculated their NAVs.

The valuation committee concluded that a price determined under the Funds’ valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential

31

NOTES TO FINANCIAL STATEMENTS

material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Funds as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the applicable Fund or to the information presented.

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation, less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economics and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economics and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)

Fair Value Measurements – The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on October 1, 2008. There was no impact on net assets upon adoption of FAS 157. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. In accordance with FAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in

32

NOTES TO FINANCIAL STATEMENTS

the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes each Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2009:

	Investments in Securities
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs(2)		Level 3 - Significant Unobservable Inputs	Total
Emerging Markets	$20,904,522	$42,887,902	(1)	$397,868	$64,190,292
International	714,763,334	6,535,563,278	(1)	2,003,519	7,252,330,131
International Value	211,272,504	718,164,887	(1)		929,437,391
Mid Cap	2,807,535,541	44,587,000			2,852,122,541

(1) Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

(2) Includes repurchase agreements.

As of March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

	EMERGING MARKETS FUND	INTERNATIONAL FUND
	Investments in Securities	Investments in Securities
Balance as of September 30, 2008	$-	$96,148,234
Realized gain (loss)(3)	-	(146,218,113)
Change in unrealized appreciation (depreciation)(3)	(489,890)	91,960,401
Net purchases (sales)	115,714	(39,887,003)
Transfers in (out) of Level 3	772,044	-

Balance as of March 31, 2009	$397,868	$2,003,519

Net change in unrealized appreciation (depreciation) for Level 3 investments held as of March 31, 2009(3)	$(489,890)	$91,960,401

(3) Realized loss and change in unrealized appreciation and depreciation are included in the related amounts on investments in the Statements of Operations.

(c)

Taxes – No provision was made for federal income taxes or excise taxes since each Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the

33

NOTES TO FINANCIAL STATEMENTS

sale of investment securities. The Funds may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

Artisan Partners Limited Partnership (the “Adviser”) has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Funds may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Funds invest. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statements of Assets and Liabilities.

(d)	Portfolio transactions – In determining a Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes, security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Funds may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Funds also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. Foreign currency forward contracts were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Funds could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from

34

NOTES TO FINANCIAL STATEMENTS

changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – Each Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Funds’ custodian and in the event of default on the obligation of the counterparty to repurchase, the Funds had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depository receipts – Each of the Funds may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

(h)	Securities lending – Each of the Funds may but does not currently intend to enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank & Trust Company, the Fund’s custodian. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2009.

(i)	Equity-linked participation certificates – Emerging Markets Fund, International Fund and International Value Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution.

(j)	Commission recapture – Each of the Funds had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. Such cash rebates were made directly to the applicable Fund and were included in net realized gain or loss on investments in the Statements of Operations as follows:

Emerging Markets	$-
International	78,370
International Value	4,354
Mid Cap	180,628

(k)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

35

NOTES TO FINANCIAL STATEMENTS

(l)	Indemnifications – In the normal course of business, the Funds have entered into contracts in which the Funds agree to indemnify the other party or parties against various potential costs or liabilities. The Funds’ maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Funds.

(m)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Funds. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund, International Fund, and International Value Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. Each Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Funds waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Funds’ prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Funds. In exchange for those services, each Fund paid a monthly management fee to the Adviser as follows:

Emerging Markets Fund

Average Daily Net Assets	Annual Rate
All	1.050%

International Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
$1 billion to $12 billion	0.925
Greater than $12 billion	0.900

36

NOTES TO FINANCIAL STATEMENTS

International Value Fund and Mid Cap Fund

Average Daily Net Assets	Annual Rate
Less than $500 million	1.000%
$500 million to $750 million	0.975
$750 million to $1 billion	0.950
Greater than $1 billion	0.925

The Adviser has voluntarily undertaken to reimburse Emerging Markets Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets, annually.

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Each director who was not an affiliated person of the Adviser received an annual retainer, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds and, during the six months ended March 31, 2009, was at the annual rate of $170,000. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of the Artisan Funds as selected by the individual directors. Each Fund purchased shares of the Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Funds, and did not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Funds were paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires August 2009, under which each Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest would have been charged on any borrowings at the current Federal

37

NOTES TO FINANCIAL STATEMENTS

Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2009, there were no borrowings under the line of credit for Emerging Markets Fund, International Fund, International Value Fund, or Mid Cap Fund.

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2009 were as follows:

Fund	Security Purchases	Security Sales
Emerging Markets	$26,049,135	$11,915,282
International	2,562,848,590	3,186,855,904
International Value	418,278,348	362,498,212
Mid Cap	931,382,133	1,129,150,462

(6)	Transactions in securities of affiliates:

The table below shows information about securities of the Funds’ “affiliates” (as defined below) that were held by the Funds, purchased or sold by the Funds, or from which dividends were received by the Funds during the six months ended March 31, 2009. The Funds identify a company as an affiliate for the purpose of this report if one or more of the Funds owned, in the aggregate, voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940) during the six months ended March 31, 2009.

		As of 9/30/08					As of 3/31/09
Fund	Security	Share Balance	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Dividend Income(1)	Share Balance	Value
International
	Shanghai Electric Group Company Limited, Series H(3)	150,931,921	$2,961,958	$113,000,839	$(68,638,629)	$863,602	-	$-
	Total(2)		$2,961,958	$113,000,839	$(68,638,629)	$863,602		$-
International Value
	Benfield Group Plc(3)	11,241,209	$-	$66,529,213	$(7,840,431)	$-	-	$-
	Total(2)		$-	$66,529,213	$(7,840,431)	$-		$-
Mid Cap
	Intermec, Inc.(3)(4)	3,481,619	$35,991	$58,221,425	$(27,957,182)	$-	1,346,104	$13,999,482
	Total(2)		$35,991	$58,221,425	$(27,957,182)	$-		$-

(1)	Net of foreign taxes withheld, if any.
(2)	Total value as of March 31, 2009 is presented for only those issuers that were affiliates as of March 31, 2009.
(3)	Issuer was no longer an affiliate as of March 31, 2009.
(4)	Non-income producing security.

38

NOTES TO FINANCIAL STATEMENTS

(7)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2009 were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation) on Investments
Emerging Markets	$103,231,309	$495,622	$(39,536,639)	$(39,041,017)
International	9,836,613,026	378,041,587	(2,962,324,482)	(2,584,282,895)
International Value	1,275,552,766	14,043,708	(360,159,083)	(346,115,375)
Mid Cap	3,531,062,598	112,977,060	(791,917,117)	(678,940,057)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 were as follows:

	Six Months Ended 3/31/09		Year Ended 9/30/08
Fund	Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
Emerging Markets	$862,446	$-	$1,241,033	$283,412
International	168,578,071	318,100,030	361,370,744	2,098,971,481
International Value	12,538,190	-	75,430,570	56,114,817
Mid Cap	-	46,112,826	127,054,050	878,662,613

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses. Gains on redemptions-in-kind for Mid Cap Fund of $1,020,536 were included in net realized gain (loss) on investments in the Statement of Operations for the period ended March 31, 2009, and were not recognized for Federal income tax purposes.

39

NOTES TO FINANCIAL STATEMENTS

Additional tax information as of and for the year ended September 30, 2008 follows:

	As of 9/30/08
Fund	Undistributed Ordinary Income	Undistributed Long-Term Gain	Post- October Losses
Emerging Markets	$861,738	$-	$1,191,524
International	168,511,911	318,081,129	-
International Value	8,591,143	-	-
Mid Cap	-	46,098,021	-

As of September 30, 2008, none of the Funds had capital loss carryovers.

40

NOTES TO FINANCIAL STATEMENTS

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41

NOTES TO FINANCIAL STATEMENTS

(8)	Fund share activities:

Capital share transactions for the Funds were as follows:

	EMERGING MARKETS		INTERNATIONAL
Six months ended March 31, 2009	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares
Proceeds from shares issued	$11,666,628	$2,981,817	$868,592,544	$80,177,748
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689	331,783,609	136,080,351
Cost of shares redeemed(1)	(1,480,653)	(96,171)	(1,815,285,023)	(151,721,803)

Net increase (decrease) from fund share transactions	$10,987,363	$2,941,335	$(614,908,870)	$64,536,296

Shares sold	1,633,017	415,964	60,567,848	5,662,672
Shares issued in reinvestment of dividends and distributions	104,212	7,232	22,089,455	9,017,916
Shares redeemed	(213,036)	(13,276)	(125,426,261)	(10,344,856)

Net increase (decrease) in capital shares	1,524,193	409,920	(42,768,958)	4,335,732

	EMERGING MARKETS		INTERNATIONAL
Year ended September 30, 2008	Institutional Shares	Advisor Shares(2)	Investor Shares	Institutional Shares
Proceeds from shares issued	$86,328,968	$3,862,647	$2,769,106,273	$154,759,460
Net asset value of shares issued in reinvestment of dividends and distributions	1,510,191	-	1,711,689,210	659,043,481
Cost of shares redeemed(1)	(1,424,727)	(2,084)	(2,910,764,948)	(814,639,751)

Net increase (decrease) from fund share transactions	$86,414,432	$3,860,563	$1,570,030,535	$(836,810)

Shares sold	5,178,178	287,867	99,755,202	5,745,726
Shares issued in reinvestment of dividends and distributions	93,337	-	59,207,513	22,647,542
Shares redeemed	(113,088)	(177)	(107,847,385)	(28,563,145)

Net increase (decrease) in capital shares	5,158,427	287,690	51,115,330	(169,877)

(1)	Net of redemption fees of:

Fund	3/31/2009	9/30/2008
Emerging Markets - Institutional Shares	$618	$420
Emerging Markets - Advisor Shares	36	8
International - Investor Shares	591,610	1,068,938
International - Institutional Shares	219,392	381,010
International Value - Investor Shares	545,512	76,325
International Value - Institutional Shares	96,412	13,231

(2)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.

42

NOTES TO FINANCIAL STATEMENTS

INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
$347,070,940	$10,587,108	$282,564,977	$26,289,270

9,494,289	1,837,654	40,618,186	5,181,307
(288,530,152)	(7,362,619)	(503,407,639)	(75,668,635)

$68,035,077	$5,062,143	$(180,224,476)	$(44,198,058)

20,985,308	625,091	16,463,665	1,522,794
527,754	102,319	2,392,120	297,093
(17,462,112)	(503,640)	(29,862,855)	(4,090,060)

4,050,950	223,770	(11,007,070)	(2,270,173)

INTERNATIONAL VALUE		MID CAP
Investor Shares	Institutional Shares	Investor Shares	Institutional Shares
$303,006,196	$50,740,000	$1,053,457,971	$18,291,682

198,499,399	15,729,244	874,718,712	120,999,695
(592,204,517)	(34,673,009)	(1,467,033,037)	(102,000,633)

$(190,698,922)	$31,796,235	$461,143,646	$37,290,744

12,372,002	1,981,408	33,783,896	611,019
3,939,976	629,926	28,651,121	3,870,752
(23,733,942)	(1,513,600)	(50,970,079)	(3,530,702)

(7,421,964)	1,097,734	11,464,938	951,069

43

NOTES TO FINANCIAL STATEMENTS

(9)	Litigation:

Artisan Funds and the Adviser were defendants in a lawsuit filed in the Circuit Court of the Third Judicial Circuit, Madison County, Illinois that sought certification of a plaintiff class consisting of all persons in the United States who held shares in International Fund for a period of more than 14 days during the five year period prior to the filing of the lawsuit in September 2003. The basic allegations in the case were that Artisan Funds and the Adviser did not make appropriate price adjustments to the foreign securities owned by International Fund prior to calculating the Fund’s NAV, thereby allegedly enabling market timing traders to trade the Fund’s shares in such a way as to disadvantage long-term investors. Following years of procedural litigation in state and federal courts, the case was resolved and dismissed with prejudice in May 2008.

Certain legal fees incurred by Artisan Funds in defense of the lawsuit prior to its resolution and related insurance recoveries of $45,668 have been allocated to International Fund and were included in professional fees in the Statements of Operations. The resolution of the lawsuit did not have a material effect on the financial condition or results of operations of any Fund.

(10)	Recent Accounting Pronouncements:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires enhanced disclosure relating to an entity’s use of derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. This standard was issued and is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the implications of FAS 161 and the impact on the Funds’ financial statement disclosures, if any.

In April 2009, the FASB issued Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly” (FSP FAS 157-4). FSP FAS 157-4 provides guidance on (1) estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and (2) identifying transactions that are not orderly. This FASB Staff Position was issued and is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the implications of FSP FAS 157-4 and the impact on the Funds’ financial statement disclosures, if any.

44

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual Expenses

The first line below each Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below each Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio for the six months ended March 31, 2009 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period 10/1/2008-3/31/2009(1)
Artisan Emerging Markets Fund - Institutional Shares
Actual	$1,000.00	$691.70	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54
Artisan International Fund - Institutional Shares
Actual	$1,000.00	$703.43	$4.42
Hypothetical (5% return before expenses)	$1,000.00	$1,019.75	$5.24
Artisan International Value Fund - Institutional Shares
Actual	$1,000.00	$730.50	$4.66
Hypothetical (5% return before expenses)	$1,000.00	$1,019.55	$5.44
Artisan Mid Cap Fund - Institutional Shares
Actual	$1,000.00	$733.38	$4.24
Hypothetical (5% return before expenses)	$1,000.00	$1,020.04	$4.94

45

SHAREHOLDER EXPENSE EXAMPLE

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2009 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2009
Artisan Emerging Markets Fund - Institutional Shares(a)	1.50%
Artisan International Fund - Institutional Shares	1.04%
Artisan International Value Fund - Institutional Shares	1.08%
Artisan Mid Cap Fund - Institutional Shares	0.98%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

46

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory agreement for Opportunistic Growth Fund dated May 15, 2008 continues through November 30, 2009, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership, the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 30, 2008 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2008 through November 30, 2009. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 12, 2008 with their independent counsel to further consider the matters reviewed at the Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 13, 2008, at which time the board approved the continuation of each Advisory Agreement from December 1, 2008 through November 30, 2009.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan

47

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

48

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the method of computing fees; the frequency of payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the advisory fees charged by other investment advisers for managing mutual funds and other accounts with similar investment objectives and strategies; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic management fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; and information regarding other expenses, including expenses incurred by Artisan Partners and Artisan Distributors, LLC;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including: receipt of research paid for with commissions; the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds, on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; and Artisan Partners’ profit margins and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested updated information regarding implicit trading costs.

49

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

On November 12, 2008, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent, and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent, and quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervision of the pricing of the Funds’ portfolios and calculation of net asset value, provision of services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners’ personnel.

•	· Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed each Fund’s short-term and long-term investment performance compared to broad-based and style specific market indexes for periods ended June 30, 2008 and September 30, 2008, Morningstar Ratings™ (for those Funds rated by Morningstar), and Lipper rankings. The independent directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund, and in particular, its performance compared to a broad-based market index, is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

•	A Fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the Fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

50

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale, and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. The independent directors reviewed breakpoints in the fee schedules in place for each Fund other than Emerging Markets Fund and International Small Cap Fund. The independent directors considered the fact that International Small Cap Fund was closed at a relatively low asset level and that as a result Artisan Partners had not (and was not likely) to enjoy economies of scale in its management. With respect to the Emerging Markets Fund, the independent directors considered the relatively low initial fee schedule put in place to generate investor interest. In their review, the independent directors considered the following:

•

The rates of fees paid by each Fund to Artisan Partners have been relatively stable or have declined as breakpoints have been realized, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund (other than Emerging Markets Fund, Global Value Fund, International Small Cap Fund and Opportunistic Value Fund) pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets on the next $250 million; 0.950% of average daily net assets on the next $250 million; and 0.925% of average daily net assets over $1 billion. The fees paid by International Fund to Artisan Partners are reduced to 0.900% of the Fund’s average daily net assets over $12 billion. Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.050% of the Fund’s average daily net assets. Global Value Fund pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $1 billion; 0.975% of average daily net assets from $1 billion to $4 billion; 0.950% of average daily net assets from $4 billion to $8 billion; 0.925% of average daily net assets from $8 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.250% of the Fund’s average daily net assets. Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900% of the Fund’s average daily net assets up to $1 billion; 0.875% of average daily net assets from $1 billion to $4 billion; 0.850% of average daily net assets from $4 billion to $8 billion; 0.825% of average daily net assets from $8 billion to $12 billion; and 0.800% of average daily net assets in excess of $12 billion.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2008, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the Funds being reviewed, except Emerging Markets Fund and Global Value Fund, was profitable to Artisan Partners during the twelve months ended June 30, 2008.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the

51

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Advisory Agreements and the management fees paid in return. The independent directors considered two potential benefits to Artisan Partners: (a) the potential conversion of a Fund shareholder to a separate account client; and (b) the acquisition of research products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third party research products and services and proprietary research from executing brokers paid for by the Funds and other clients of Artisan Partners with soft dollars. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Each Artisan Partners’ investment team that obtains third party and proprietary research uses such research on behalf of the client accounts it manages, including the Funds.

The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 13, 2008. At the November 13th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 12th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 12th and 13th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy.

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to fees Artisan Partners charges to other clients who have similar investment

52

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2009 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

53

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussions of each Fund included in this report include statistical information about the portfolios of each of the Funds. Except as otherwise noted, that information is as of March 31, 2009. That information will vary with changes in a Fund’s portfolio investments. The performance information for each Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Funds’ data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Definitions of Portfolio Statistics

Market Capitalization is the aggregate value of all of a company’s outstanding equity securities.

Weighted Average Market Cap is the average of the market capitalizations of the companies in the portfolio weighted by the size of each company’s position within the portfolio.

Descriptions of Indices

Each Fund’s performance is compared in this report to changes in one or more indices, including in all cases a broad-based index of changes in prices of securities in the market in which the Fund invests. All of the indices are unmanaged and their returns include reinvested dividends. Unlike the Funds’ returns, the returns of each index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in that index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

54

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The indices to which the Funds are compared are:

Artisan Emerging Markets Fund – Morgan Stanley Capital International Emerging Markets IndexSM is a market-weighted index of companies in emerging markets.

Artisan International and Artisan International Value Funds – Morgan Stanley Capital International EAFE® Index (MSCI EAFE®) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada. MSCI EAFE®’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Fund – Morgan Stanley Capital International EAFE® Growth Index (MSCI EAFE® Growth) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with higher price-to-book ratios. MSCI EAFE® Growth’s average annual return since inception of the International Fund is based upon a starting date of December 31, 1995.

Artisan International Value Fund – Morgan Stanley Capital International EAFE® Value Index (MSCI EAFE® Value) is a market-weighted index of companies in developed markets, excluding the U.S. and Canada, with lower price-to-book ratios.

Artisan Mid Cap Fund – Russell Midcap® Index is a market-weighted index of about 800 medium-sized U.S. companies.

Artisan Mid Cap Fund – Russell Midcap® Growth Index is a market-weighted index of those medium-sized companies included in the Russell Midcap® Index with higher price-to-book and higher forecasted growth values.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each

55

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 800.399.1770. That information also is included in Artisan Funds’ statement of additional information, which is available without charge, upon request, by calling 800.399.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Funds’ website at www.artisanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. Information relating to Artisan Emerging Markets Fund also is available without charge on its website at www.artemf.com and on the Securities and Exchange Commission’s website.

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Funds’ fiscal year) on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

56

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 800.399.1770

ARTISAN

ANNUAL

REPORT

SEPTEMBER 30, 2008

ARTISAN EMERGING
MARKETS FUND

_________

ARTISAN FUNDS, INC.

ADVISOR SHARES

2	MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

4	SCHEDULE OF INVESTMENTS

7	STATEMENT OF ASSETS AND LIABILITIES

8	STATEMENT OF OPERATIONS

9	STATEMENT OF CHANGES IN NET ASSETS

10	FINANCIAL HIGHLIGHTS

12	NOTES TO FINANCIAL STATEMENTS

23	SHAREHOLDER EXPENSE EXAMPLE

24	FACTORS CONSIDERED IN RENEWING THE FUND’S ADVISORY AGREEMENT

31	NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS‘ CLASSIFICATION

32	PROXY VOTING POLICIES AND PROCEDURES

33	INFORMATION ON PORTFOLIO SECURITIES

ARTISAN FUNDS

P.O. BOX 8412

BOSTON, MA 02266-8412

This report and the unaudited financial statements contained herein are provided for the general information of the shareholders of the Advisor Shares of Artisan Emerging Markets Fund. Before investing, investors should consider carefully the Fund’s investment objective, risks and charges and expenses. For more complete information on the Fund, including fees and expenses, please call 866.574.1770 for a free prospectus. Read it carefully before you invest or send money.

Company discussions are for illustration only and are not intended as recommendations of individual stocks. The discussion presents information about the companies believed to be accurate, and the views of the portfolio managers, as of March 31, 2009. That information and those views may change, and the Fund disclaims any obligation to advise shareholders of any such changes. Artisan Emerging Markets Fund also offers an institutional class of shares for institutional investors meeting certain minimum investment requirements. A report on the institutional class is available under separate cover.

Artisan Funds offered through Artisan Distributors LLC, member FINRA.

ARTISAN EMERGING MARKETS FUND (ARTZX)

INVESTMENT PROCESS HIGHLIGHTS

Artisan Emerging Markets Fund employs a fundamental research process to construct a diversified portfolio of emerging market companies. The team’s investment process is focused on identifying companies that are priced at a discount relative to the team’s estimate of their sustainable earnings.

• Sustainable Earnings. The team believes that over the long term a stock’s price is directly related to the company’s ability to deliver sustainable earnings. The team determines a company’s sustainable earnings based upon financial and business analysis. The team’s financial analysis of a company’s balance sheet, income statement, and statement of cash flows focuses on identifying historical drivers of return on equity. The team’s business analysis examines a company’s competitive advantages and financial strength to assess sustainability.

• Valuation. The team believes that investment opportunities develop when businesses with sustainable earnings are undervalued relative to peers and historical industry, country and regional valuations. The team values a business and develops a price target based on the team’s assessment of the business’s sustainable earnings and cash flow expectations and the team’s risk analysis.

• Risk Analysis. The team believes that a disciplined risk framework allows greater focus on fundamental stock selection. The team incorporates its assessment of company-specific and macroeconomic risks into its valuation analysis to develop a risk-adjusted target price. The team’s risk-rating assessment includes a review of the currency, interest rate, monetary and fiscal policy and political risks to which a company is exposed.

PERFORMANCE HISTORY

GROWTH OF AN ASSUMED $10,000 INVESTMENT (6/2/2008 to 3/31/2009)

TOTAL RETURNS (as of 3/31/2009)

Fund / Index	Since Inception(1)
Artisan Emerging Markets Fund - Advisor Shares	-55.69%
MSCI Emerging Markets IndexSM	-51.86
(1)	For the period from commencement of operations of the Fund’s Advisor Shares (June 2, 2008) through March 31, 2009; not annualized.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate, so that an investor’s shares in the Fund, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For current to most recent month-end performance information call 866.574.1770. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on distributions or sale of Fund shares. The performance shown does not reflect the deduction of a 2% redemption fee on shares held by an investor for 90 days or less and, if reflected, the fee would reduce the performance quoted. The Fund’s performance information reflects Artisan Partners’ voluntary undertaking to limit the Fund’s expenses to no more than 1.50%, which may be terminated at any time, has been in effect since the Fund’s inception and has had a material impact on the Fund’s performance. Absent that expense waiver, the Fund’s performance would have been lower. See page 31 for a description of the index.

2

INVESTING ENVIRONMENT

During the six-month period ended March 31, 2009, global markets continued to work through the economic downturn and governments around the world took action aimed at improving the economic situation in their respective countries. With that backdrop, it was no surprise that equity markets struggled. The MSCI Emerging Markets IndexSM declined -26.91% during the period. From a regional perspective, the EMEA (Europe, Middle East & Africa) region suffered the largest declines. Stocks in Russia pulled back -48% as the resource-heavy economy was impacted by the fall in commodity prices. South Africa held up better with a -19% decline. In Latin America, stocks in Brazil fell -29% and Mexico declined nearly -40%. Asia was the most resilient region due in large part to the relative strength of China, as Chinese stocks fell only -9.5%.

SECTOR DIVERSIFICATION

Sector	9/30/08	3/31/09
Consumer Discretionary	10.6%	10.7%
Consumer Staples	8.4	7.9
Energy	14.8	14.1
Financials	13.6	12.3
Healthcare	2.6	2.7
Industrials	12.6	11.9
Information Technology	10.2	14.4
Materials	13.0	11.8
Telecommunication Services	9.5	9.5
Utilities	1.5	2.7
Other assets less liabilities	3.2	2.0
Total	100.0%	100.0%

As a percentage of total net assets.

PERFORMANCE DISCUSSION

Artisan Emerging Markets Fund returned -30.80% for the six-month period, underperforming the MSCI Emerging Markets IndexSM. We benefited from good security selection in Korea, where our stocks generally held up better than those in the Index. We also had a few solid performers among our Taiwanese holdings, including Taiwan Fertilizer Co., Ltd., Far Eastern Textile Ltd. and China Airlines. Other solid gainers in the portfolio included South African gold producer Gold Fields Limited, Brazilian oil company OGX Petroleo e Gas Participacoes SA, and two of our Chinese stocks – flavor/fragrance company Huabao International Holdings Limited and train-borne electrical systems provider Zhuzhou CSR Times Electric Co., Ltd.

On the downside, we were negatively impacted by weakness in our Mexican and Russian holdings. Some of our biggest decliners in these countries were America Movil SAB de C.V., Urbi, Desarrollos Urbanos, S.A. de C.V., Grupo Financiero Banorte S.A.B. de C.V., Razguliay Group, West Siberian Resources Ltd (listed on the Swedish exchange) and Sberbank. We were also hurt by our lack of investment in Chinese financials, which held up well in comparison to the overall market, and by the significant underperformance of Indian consulting and IT services provider Satyam Computer Services Limited, which we sold during the period.

FUND CHANGES

Our activity during the period was fairly broad-based, but some of the largest additions to the portfolio included Taiwanese compact disk read-only memory chip manufacturer MediaTek Inc., Taiwanese personal computer manufacturer HTC Corporation, Brazilian bank Itau Unibanco Banco Multiplo SA, Czech electricity generator CEZ and Brazilian freight transporter All-America Latina Logistica S.A. Our purchases were funded in part by the sales of Sberbank, Mining and Metallurgical Company Norilsk Nickel, Antofagasta plc, Krung Thai Bank Public Company Limited and Depa, Ltd.

REGION ALLOCATION

Region	9/30/08	3/31/09
Emerging Asia	36.2%	43.8%
Latin America	27.9	27.2
Emerging Europe, Middle East & Africa	27.5	23.5
Developed Markets	5.2	3.5

As a percentage of total net assets.

3

ARTISAN EMERGING MARKETS FUND

Schedule of Investments – March 31, 2009 (Unaudited)

	Shares Held	Value
COMMON AND
PREFERRED STOCKS - 98.0%

BRAZIL - 18.4%
All-America Latina Logistica S.A. (Units)	144,900	$617,141
Companhia Energetica de Minas Gerais- CEMIG, Preferred(1)	41,158	611,936
Companhia Vale do Rio Doce	156,300	2,088,717
Dufry South America Ltd (DR)	41,000	260,696
Empresa Brasileira de Aeronautica S.A.	120,900	404,954
Hypermarcas SA(2)	111,000	811,057
Itau Unibanco Banco Multiplo SA, Preferred(1)	72,738	804,281
Marcopolo S.A., Preferred(1)	211,300	300,588
Net Servicos de Comunicacao SA, Preferred(1)(2)	72,900	537,067
OGX Petroleo e Gas Participacoes SA(2)	1,662	509,408
Petroleo Brasileiro S.A.	220,000	3,355,362
Randon SA Implementos e Participacoes, Preferred(1)	104,800	249,830
Rodobens Negocios Imobiliarios SA	75,400	318,534
SEB - Sistema Educacional Brasileiro SA (Units)(1)	76,700	259,882
Tim Participacoes S.A., Preferred(1)	313,700	390,815
Votorantim Celulose e Papel S.A., Rights(1)(2)	13,086	56
Exercise Price: 19.00 BRL, Expiration: 4/7/09
Wilson Sons Limited (DR)	63,321	315,274

		11,835,598
CHILE - 1.2%
Compania Cervecerias Unidas S.A.	54,034	303,614
Empresa Nacional de Telecomunicaciones S.A.	42,696	494,463

		798,077
CHINA - 12.6%
Airmedia Group, Inc. (DR)(2)	89,320	374,251
Ajisen China Holdings Limited(3)	662,000	329,741
Chaoda Modern Agriculture (Holdings) Limited(3)	1,526,536	909,338
China Dongxiang Group Company(3)	1,940,000	713,558
China Railway Construction Corporation, H Shares(2)(3)	506,000	660,912
Ctrip.com International Ltd. (DR)	2,074	56,828
GOME Electrical Appliances Holdings Limited(3)(4)	3,323,752	397,868
Huabao International Holdings Limited(3)	1,656,900	1,370,546

	Shares Held	Value
CHINA (CONTINUED)
Mindray Medical International Limited, Class A (DR)	33,302	$616,420
New Oriental Education & Technology Group, Inc. (DR)(2)	17,654	887,114
Tingyi (Cayman Islands) Holding Corporation(3)	556,300	646,029
Weichai Power Co., Ltd., H Shares(3)	250,360	543,463
Zhuzhou CSR Times Electric Co., Ltd., H Shares(3)	627,200	637,784

		8,143,852
COLOMBIA - 0.6%
Almacenes Exito S.A.	84,567	362,297

CZECH REPUBLIC - 1.1%
CEZ(3)	19,318	685,554

EGYPT - 1.2%
Commercial International Bank(3)	56,703	328,292
Egyptian Financial Group-Hermes Holding(3)	155,518	434,552

		762,844
HONG KONG - 0.6%
Samson Holding Ltd.(3)	4,915,000	418,565

HUNGARY - 0.8%
MOL Hungarian Oil and Gas Nyrt.(3)	11,154	500,224

INDIA - 2.4%
Cairn India Ltd.(2)(3)	208,221	752,127
Dr. Reddy’s Laboratories Limited(3)	38,414	374,091
Piramal Healthcare Ltd.(3)	104,505	397,545

		1,523,763
ITALY - 0.5%
Tenaris S.A. (DR)	14,873	299,988

KAZAKSTAN - 1.4%
KazMunaiGas Exploration Production (DR)(3)	60,073	893,928

KOREA - 10.3%
Daewoo Shipbuilding & Marine Engineering Co., Ltd.(3)	33,004	516,122
Hyundai Development Company(3)	21,361	523,924
MegaStudy Co., Ltd.(3)	4,729	682,117
Samsung Electronics Co., Ltd.(3)	8,482	3,503,161
Shinhan Financial Group Co., Ltd.(2)(3)	40,147	720,690
Shinsegae Co., Ltd.(3)	2,266	708,160

		6,654,174

4

	Shares Held	Value
LUXEMBOURG - 0.5%
Ternium S.A. (DR)	43,916	$300,825

MEXICO - 6.2%
America Movil SAB de C.V., Series L	927,978	1,257,831
Banco Compartamos SA de CV	271,562	508,040
Fomento Economico Mexicano SAB, Series UBD (Units)	243,597	618,408
Grupo Financiero Banorte S.A. de C.V.	321,228	426,112
Grupo Televisa S.A.	282,742	768,483
Urbi, Desarrollos Urbanos, S.A. de C.V.(2)	507,917	445,346

		4,024,220
NETHERLANDS - 0.5%
Plaza Centers (Europe) BV(3)	370,306	308,825

PERU - 0.8%
Credicorp Limited	10,596	496,317

PHILIPPINES - 0.8%
Philippine Long Distance Telephone Company(3)	11,480	514,167

POLAND - 0.5%
Polski Koncern Naftowy Orlen S.A.(3)	48,756	333,967

RUSSIA - 3.7%
Globaltrans Investment PLC (DR)(2)(3)	68,722	99,333
LUKOIL (DR)(3)	30,415	1,142,592
Mobile TeleSystems (DR)	20,225	605,132
OAO TMK (DR)(3)	60,047	286,999
Razguliay Group(2)(4)	309,319	247,455

		2,381,511
SINGAPORE - 0.7%
Epure International Ltd.(3)	2,278,000	442,400

SOUTH AFRICA - 10.7%
ABSA Group Limited(3)	53,353	544,226
African Bank Investments Limited(3)	271,668	724,165
Gold Fields Limited(3)	107,962	1,214,457
Grindrod Limited(3)	390,330	499,866
Impala Platinum Holdings Limited(3)	62,296	1,045,486
Mondi Limited(3)	118,658	346,936
Mr. Price Group Limited(3)	174,062	446,333
MTN Group Limited(3)	101,389	1,124,729
Reunert Limited(3)	104,986	406,242
Tiger Brands Limited(3)	36,044	516,251

		6,868,691
SWEDEN - 0.7%
West Siberian Resources Ltd (DR)(3)	1,445,025	480,167

TAIWAN - 14.5%
Acer Inc.(3)	487,148	735,868
Cathay Financial Holding Co., Ltd.(3)	689,292	595,223

	Shares Held	Value
TAIWAN (CONTINUED)
China Airlines(2)(3)	1,669,000	$418,182
Chinatrust Financial Holding Company Ltd.(3)	1,502,962	552,385
Far Eastern Textile Ltd.(3)	802,077	625,937
Far EasTone Telecommunications Co., Ltd.(3)	465,000	478,207
Hon Hai Precision Industry Co., Ltd.(3)	457,156	1,037,099
HTC Corporation(3)	71,000	878,978
MediaTek Inc.(3)	113,000	1,069,884
Taiwan Fertilizer Co., Ltd.(3)	428,000	879,950
Taiwan Semiconductor Manufacturing Company Ltd.(3)	1,341,441	2,042,621

		9,314,334
THAILAND - 3.2%
Bangkok Bank Public Company Limited (DR)(3)	196,000	415,442
Bumrungrad Hospital Public Company Limited (DR)(3)	715,100	361,102
Siam Commercial Bank Public Company Limited (DR)(3)	436,900	669,905
Total Access Communication Public Company Limited(3)	452,400	337,685
Total Access Communication Public Company Limited (DR)(3)	374,200	285,958

		2,070,092
TURKEY - 4.1%
Cimsa Cimento Sanayi ve Ticaret A.S.(3)	175,788	353,562
Tekfen Holding A.S.(3)	196,506	341,026
Tupras-Turkiye Petrol Rafinerileri A.S.(3)	50,274	506,156
Turk Hava Yollari Anonim Ortakligi(2)(3)	122,990	485,585
Turkcell Iletisim Hizmetleri AS(3)	123,452	604,324
Turkiye Sinai Kalkinma Bankasi A.S.(2)(3)	890,424	387,259

		2,677,912

Total common and preferred stocks (Cost $97,629,848)		63,092,292

	Par Amount
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.7%
Repurchase agreement with Fixed Income Clearing Corporation, 0.11%, dated 3/31/09, due 4/1/09, maturity value $1,098,003(5) (Cost $1,098,000)	$1,098,000	1,098,000

Total investments - 99.7% (Cost $98,727,848)		64,190,292

Other assets less liabilities - 0.3%		179,014

Total net assets -100.0%(6)		$64,369,306

5

(1)	Non-voting shares.
(2)	Non-income producing security.
(3)	Valued at a fair value in accordance with procedures established by the board of directors of Artisan Funds. In total, securities valued at a fair value were $42,187,770 or 65.5% of total net assets.
(4)

Security has been determined to be illiquid under procedures established by the board of directors of Artisan Funds, Inc. In total, the value of securities determined to be illiquid were $645,323 or 1.0% of total net assets.

(5)	Collateralized by:

Issuer	Rate	Maturity	Value
U.S. Treasury Bond	7.500%	11/15/2024	$1,123,668

(6)	Percentages for the various classifications relate to total net assets.

PORTFOLIO DIVERSIFICATION - MARCH 31, 2009 (Unaudited)
	Value	Percentage of Total Net Assets
Consumer Discretionary	$6,896,383	10.7%
Consumer Staples	5,122,609	7.9
Energy	9,060,918	14.1
Financials	7,915,714	12.3
Healthcare	1,749,158	2 .7
Industrials	7,646,163	11.9
Information Technology	9,267,611	14.4
Materials	7,600,535	11.8
Telecommunication Services	6,093,311	9.5
Utilities	1,739,890	2.7

Total common and preferred stocks	63,092,292	98.0
Short-term investments	1,098,000	1.7

Total investments	64,190,292	99.7
Other assets less liabilities	179,014	0.3

Total net assets	$64,369,306	100.0%

CURRENCY EXPOSURE - MARCH 31, 2009 (Unaudited)
	Value	Percentage of Total Investments
Brazilian real	$11,835,598	18.4%
British pound	308,825	0.5
Chilean peso	798,077	1.2
Colombian peso	362,297	0.5
Czech koruna	685,554	1.1
Egyptian pound	762,844	1.2
Hong Kong dollar	6,627,804	10.3
Hungarian forint	500,224	0.8
Indian rupee	1,523,763	2.4
Korean won	6,654,174	10.4
Mexican peso	4,024,220	6.3
Philippine peso	514,167	0.8
Polish zloty	333,967	0.5
Singapore dollar	442,400	0.7
South African rand	6,868,691	10.7
Swedish krona	480,167	0.7
Taiwan dollar	9,314,334	14.5
Thai baht	1,784,134	2.8
Turkish lira	2,677,912	4.2
US dollar	7,691,140	12.0

Total investments	$64,190,292	100.0%

TOP TEN HOLDINGS - MARCH 31, 2009 (Unaudited)
Company Name	Country	Percentage of Total Net Assets
Samsung Electronics Co., Ltd.	Korea	5.4%
Petroleo Brasileiro S.A.	Brazil	5.2
Companhia Vale do Rio Doce	Brazil	3.2
Taiwan Semiconductor Manufacturing Company Ltd.	Taiwan	3.2
Huabao International Holdings Limited	China	2.1
America Movil SAB de C.V.	Mexico	2.0
Gold Fields Limited	South Africa	1.9
LUKOIL	Russia	1.8
MTN Group Limited	South Africa	1.7
MediaTek Inc.	Taiwan	1.7

Total		28.2%

For the purpose of determining the Fund’s top ten holdings, securities of the same issuer are aggregated to determine the weight in the Fund.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depository Receipt, voting rights may vary.

The accompanying notes are an integral part of the financial statements.

6

ARTISAN FUNDS, INC.

Statement of Assets and Liabilities – March 31, 2009 (Unaudited)

EMERGING MARKETS
ASSETS:
Investments in securities, unaffiliated, at value	$63,092,292
Short-term investments (repurchase agreements), at value	1,098,000

Total investments	64,190,292
Cash	832
Foreign currency	38,302
Receivable from investments sold	8,755
Receivable from fund shares sold	77,000
Dividends and interest receivable	204,312
Receivable from Adviser	92,001
Other assets	448

Total assets	64,611,942

LIABILITIES:
Payable for operating expenses	212,655
Payable for withholding taxes	29,533
Payable for deferred directors’ compensation	448

Total liabilities	242,636

Total net assets	$64,369,306

NET ASSETS CONSIST OF:
Fund shares issued and outstanding	$118,424,125
Net unrealized depreciation on investments and foreign currency related transactions	(34,539,086)
Accumulated undistributed net investment income	30,105
Accumulated undistributed net realized (losses) on investments and foreign currency related transactions	(19,545,838)

$64,369,306

SUPPLEMENTARY INFORMATION:
Net assets
Institutional Shares	$59,070,903
Advisor Shares	$5,298,403
Shares outstanding (Indefinite number of shares authorized, $0.01 par value)
Institutional Shares	7,784,437
Advisor Shares	697,610
Net asset value, offering price and redemption price per share
Institutional Shares	$7.59
Advisor Shares	$7.60
Cost of securities of unaffiliated issuers held	$98,727,848
Cost of foreign currency	$37,907

The accompanying notes are an integral part of the financial statements.

7

ARTISAN FUNDS, INC.

Statement of Operations – For the Six Months Ended March 31, 2009 (Unaudited)

EMERGING MARKETS
INVESTMENT INCOME:
Dividends, from unaffiliated issuers(1)	$441,051
Interest	720

Total investment income	441,771

EXPENSES:
Advisory fees	292,661
Transfer agent fees
Institutional Shares	8,992
Advisor Shares	16,787
Shareholder communications
Institutional Shares	7,215
Advisor Shares	1,609
Custodian fees	78,275
Accounting fees	26,845
Professional fees	41,248
Registration fees
Institutional Shares	20,410
Advisor Shares	6,986
Directors’ fees	3,000
Other operating expenses	6,060

Total operating expenses	510,088
Less amounts waived or paid by the Adviser or the board of directors	(92,001)

Net expenses	418,087

Net investment income	23,684

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized (loss) on:
Investments	(17,798,747)
Foreign currency related transactions	(138,234)

(17,936,981)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(3,892,528)
Foreign currency related transactions	99,467

(3,793,061)

Net (loss) on investments and foreign currency related transactions	(21,730,042)

Net (decrease) in net assets resulting from operations	$(21,706,358)

(1) Net of foreign taxes withheld of $38,633.

The accompanying notes are an integral part of the financial statements.

8

ARTISAN FUNDS, INC.

Statement of Changes in Net Assets

	EMERGING MARKETS
	Six Months Ended 3/31/2009(1)	Year Ended 9/30/2008

OPERATIONS:
Net investment income	$23,684	$875,308
Net realized (loss) on:
Investments	(17,798,747)	(1,369,976)
Foreign currency related transactions	(138,234)	(80,293)
Net increase (decrease) in unrealized appreciation or depreciation on:
Investments	(3,892,528)	(33,499,682)
Foreign currency related transactions	99,467	(82,858)

Net (decrease) in net assets resulting from operations	(21,706,358)	(34,157,501)

DISTRIBUTIONS PAID TO SHAREHOLDERS:
Net investment income:
Institutional Shares	(747,694)	(39,728)
Advisor Shares	(51,612)	-
Net realized gains on investment transactions:
Institutional Shares	(59,063)	(1,484,717)
Advisor Shares	(4,077)	-

Total distributions paid to shareholders	(862,446)	(1,524,445)

FUND SHARE ACTIVITIES:
Net increase in net assets resulting from fund share activities	13,928,698	90,274,995

Total increase (decrease) in net assets	(8,640,106)	54,593,049

Net assets, beginning of period	73,009,412	18,416,363

Net assets, end of period	$64,369,306	$73,009,412

Accumulated undistributed net investment income (loss)	$30,105	$805,727

(1)	Unaudited.

The accompanying notes are an integral part of the financial statements.

9

ARTISAN FUNDS, INC.

Financial Highlights – For a share outstanding throughout each period

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or, if shorter, the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

Period Ended		Net Asset Value Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Gains

ARTISAN EMERGING MARKETS FUND
Advisor Shares
3/31/2009	(5)	$11.16	$0.01	$(3.44)	$(3.43)	$(0.12)	$(0.01)
9/30/2008	(6)	17.43	0.04	(6.31)	(6.27)	-	-

(1)	Computed based on average shares outstanding.
(2)	Periods less than twelve months (where applicable) are not annualized.
(3)	Periods less than twelve months (where applicable) are annualized.
(4)

The ratios of expenses to average net assets and net investment income (loss) to average net assets exclude expenses waived or paid by the Adviser. Absent expenses waived or paid by the Adviser, the ratios of expenses to average net assets and net investment income (loss) to average net assets would have been as follows:

	Period Ended	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets
Emerging Markets Advisor Shares	3/31/2009	3.01%	(1.37)%
	9/30/2008	9.73%	(7.30)%

10

Total Distributions	Net Asset Value End of Period	Total Return(2)	Net Assets End of Period (millions)	Ratio of Expenses to Average Net Assets(3)(4)	Ratio of Net Investment Income to Average Net Assets(3)(4)	Portfolio Turnover Rate(2)

$(0.13)	$7.60	(30.80)%	$5.3	1.50%	0.14%	20.64%
-	11.16	(35.97)	3.2	1.50	0.93	42.24

(5)	Unaudited. For the six months ended March 31, 2009.
(6)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.

The accompanying notes are an integral part of the financial statements.

11

ARTISAN FUNDS, INC.

Notes to Financial Statements – March 31, 2009 (Unaudited)

(1)	Organization:

Artisan Funds, Inc. (“Artisan Funds”) was incorporated on January 5, 1995, as a Wisconsin corporation and is registered under the Investment Company Act of 1940, as amended. Artisan Funds is a series comprised of eleven open-end, diversified mutual funds. Artisan Emerging Markets Fund (the “Fund”), commenced operations on June 26, 2006. The Fund’s investment objective is to seek long-term capital growth.

Emerging Markets Fund offers shares of capital stock of two classes – Institutional Shares and Advisor Shares – and began offering Advisor Shares on June 2, 2008. Advisor Shares are sold to employee benefit plans, clients of financial advisors, clients of sponsored programs and institutional or other investors. All investments and exchanges are subject to approval by the Fund.

Each class of shares has equal rights with respect to portfolio assets and voting privileges. Each class has exclusive voting rights with respect to any matters involving only that class.

Income, expenses not specific to a particular class and realized and unrealized gains and losses were allocated daily to each class of shares based upon the relative net asset value of outstanding shares. Expenses attributable to a particular class of shares, such as transfer agency fees, shareholder communication expenses and registration fees, were allocated directly to that class.

(2)	Summary of significant accounting policies:

The following is a summary of significant accounting policies of Artisan Funds in effect during the period covered by the financial statements, which were in accordance with United States generally accepted accounting principles.

(a)	Security valuation – The net asset value (“NAV”) of the shares of each class of the Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time, but sometimes earlier) each day the NYSE was open for regular session trading. The NAV of each class of shares was determined by dividing the value of the Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of the Fund.

In determining NAV, each equity security traded on a securities exchange, including the Nasdaq Stock Market and over-the-counter securities, was valued at the closing price as of the time of valuation on the exchange or market designated by the Fund’s accounting agent or pricing vendor as the principal exchange (the “principal exchange”). The closing price provided by the pricing vendor for a principal exchange may differ and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information from the principal exchange as of the time of valuation, the security was valued using the closing price on another exchange on which the security traded (if such price is made available by the pricing vendor) or the most recent bid quotation on the principal exchange or, if not available, another exchange or in the over-the-counter market, except that securities listed on the London

12

NOTES TO FINANCIAL STATEMENTS

Stock Exchange were valued at the mean of the most recent bid and asked quotations as of the time of valuation. Short-term investments, other than repurchase agreements, maturing within sixty days from the valuation date were valued at amortized cost, which approximates market value.

Securities for which prices were not readily available were valued by Artisan Funds’ valuation committee (the “valuation committee”) at a fair value determined in good faith under procedures established by and under the general supervision of Artisan Funds’ board of directors (the “board of directors”). A price was considered to be not readily available if, among other things, the valuation committee believed that the price determined as described in the preceding paragraph did not reflect a fair value of the security.

Emerging Markets Fund generally invested a significant portion, and perhaps as much as substantially all, of its total assets in securities principally traded in markets outside the U.S. The foreign markets in which the Fund invested were sometimes open on days when the NYSE was not open and the Fund did not calculate its NAV, and sometimes were not open on days when the Fund did calculate its NAV. Even on days on which both the foreign market and the NYSE were open, several hours may have passed between the time when trading in the foreign market closed and the time as of which the Fund calculates its NAV. That was generally the case for markets in Europe, Asia, Australia and other far eastern markets; the regular closing time of foreign markets in North and South America was generally the same as the closing time of the NYSE and the time as of which the Fund calculated its NAV.

The valuation committee concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the valuation committee believed that the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded but before the time for determination of NAV (“subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, imposition of foreign exchange controls by a foreign government), a potentially global development (such as a terrorist attack that may be expected to have an impact on investor expectations worldwide) or a significant change in one or more U.S. securities indexes. Artisan Funds monitored for subsequent events using several tools. An indication by any of those tools of a potential material change in the value of securities resulted in either a meeting of the valuation committee, which considered whether a subsequent event had occurred and whether local market closing prices continued to represent fair values for potentially affected non-U.S. securities, and/or a valuation based on information provided by a third party research service. This third party research service was used to assist in determining estimates of fair values for foreign securities. That service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

Estimates of fair values utilized by the Fund as described above may differ from the value realized on the subsequent sale of those securities and from quoted or published prices for those securities. The differences may have been material to the NAV of the Fund or to the information presented.

13

NOTES TO FINANCIAL STATEMENTS

Foreign stocks as an asset class may underperform U.S. stocks, and foreign stocks may be more volatile than U.S. stocks. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices and political instability.

The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war, and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. High levels of national debt tend to make such markets also heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

(b)	Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), on October 1, 2008. There was no impact on net assets upon adoption of FAS 157. The standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

NOTES TO FINANCIAL STATEMENTS

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities.

The following table summarizes the Fund’s investments, based on the inputs used to determine their fair values as of March 31, 2009:

Investments in Securities

Level 1 Quoted Prices	Level 2 - Other Significant Observable Inputs(2)		Level 3 - Significant Unobservable Inputs	Total
$20,904,522	$42,887,902	(1)	$397,868	$64,190,292
(1)	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
(2)	Includes repurchase agreements.

As of March 31, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

Investments in Securities
Balance as of September 30, 2008	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)(3)	(489,890)
Net purchases (sales)	115,714
Transfers in (out) of Level 3	772,044

Balance as of March 31, 2009	$397,868

Net change in unrealized appreciation (depreciation) for Level 3 investments held as of March 31, 2009(3)	$(489,890)

(3)	Change in unrealized depreciation is included in the related amount on investments in the Statement of Operations.

(c)	Taxes – No provision was made for federal income taxes or excise taxes since the Fund intends to (i) comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and (ii) distribute to its shareholders substantially all of its taxable income as well as net realized gains from the sale of investment securities. The Fund may utilize earnings and profits distributed to shareholders on redemptions of Fund shares as part of the dividends paid deduction.

Artisan Partners Limited Partnerships (the “Adviser”) has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of March 31, 2009, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Fund may be subject to taxes on realized gains from the sale of investment securities imposed by certain countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Payable for withholding taxes” on the accompanying Statement of Assets and Liabilities.

(d)

Portfolio transactions – In determining the Fund’s NAV, security transactions and shareholder transactions were accounted for no later than one business day after trade date, in accordance with applicable law. However, for financial reporting purposes,

15

NOTES TO FINANCIAL STATEMENTS

security transactions and shareholder transactions were recorded on trade date in accordance with United States generally accepted accounting principles. Net realized gains and losses on securities were computed on specific security lot identification.

(e)	Foreign currency translation – Values of foreign investments, open foreign currency forward contracts, payables for capital gains taxes and cash denominated in foreign currencies were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of the Fund’s NAV on the day of valuation. Payables and receivables for securities transactions, dividend and reclaim receivables and other receivables and payables denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the day of valuation. Purchases and sales of investments and dividend and interest income were translated into U.S. dollars using a spot market rate of exchange as of 12:00 p.m. (Eastern Time) on the date of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates was included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

The Fund may enter into foreign currency forward contracts to hedge the foreign currency exposure on open payables and receivables. These foreign currency forward contracts, or spot contracts, generally settle within two business days. The Fund also may enter into foreign currency forward contracts to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. Foreign currency forward contracts, if any, were recorded at market value and any related realized and unrealized gains and losses were reported as foreign currency related transactions for financial reporting purposes. For tax purposes, these foreign exchange gains and losses were treated as ordinary income or loss. The Fund could be exposed to loss if the counterparties fail to perform under these contracts.

Other foreign currency related transaction gains and losses may result from currency gains and losses realized from the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. The net increase (decrease) in unrealized appreciation or depreciation on foreign currency related transactions arose from changes in the values of assets and liabilities, other than investments in securities, resulting from changes in foreign exchange rates.

(f)	Repurchase agreements – The Fund may enter into repurchase agreements with institutions that the Adviser determined were creditworthy pursuant to criteria adopted by the board of directors. Repurchase agreements were recorded at cost plus accrued interest and were collateralized in an amount greater than or equal to the repurchase price plus accrued interest. Collateral (in the form of U.S. government securities) was held by the Fund’s custodian and in the event of default on the obligation of the counterparty to repurchase, the Fund had the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the proceeds from any sale of such collateral were less than the repurchase price, the Fund would have suffered a loss.

(g)	Depository receipts – The Fund may invest in depository receipts. Depository receipts are typically issued by a financial institution (a “depository”), evidencing ownership interests in a security issued by an issuer and deposited with the depository.

16

NOTES TO FINANCIAL STATEMENTS

(h)	Securities lending – The Fund may but does not currently intend to enter into securities lending transactions secured by collateral in the form of U.S. Government securities at least equal to, at all times, the fair value of the securities loaned. Any such collateral will be held in a custody account maintained by State Street Bank & Trust Company, the Fund’s custodian. When securities are on loan, the Fund does not receive dividends on the securities loaned, but receives compensation from the borrower in lieu of such dividends. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the applicable Fund. In entering into securities lending arrangements, the Fund takes the risk that the borrower may not provide additional collateral when required or return the securities when due or, if the borrower defaults, the Fund may experience delays in selling collateral or the collateral may not be sufficient to cover the value of securities lent. There were no securities on loan during the six months ended March 31, 2009.

(i)	Equity-linked participation certificates – The Fund may invest in equity-linked participation certificates. Equity-linked participation certificates are derivative securities which are designed to provide synthetic exposure to one or more underlying securities. An investment in an equity-linked participation certificate typically entitles the holder to a return equal to the market return of the underlying security or securities, subject to the credit risk of the issuing financial institution. The Fund did not invest in participation certificates during the six months ended March 31, 2009.

(j)	Transfer agent fees – The Fund paid fees to, and reimbursed expenses of, the Fund’s transfer agent. In addition, the Fund has authorized certain financial services companies, broker-dealers, banks or other authorized agents, and in some cases, other organizations designated by an authorized agent (with their designees, collectively “authorized agents”) to accept purchase, exchange and redemption orders for Advisor Shares on the Fund’s behalf. Many authorized agents charged a fee for accounting and shareholder services that the agent provided to Fund shareholders on the Fund’s behalf. Those services typically included recordkeeping, transaction processing for shareholders’ accounts and other services. The fee was either based on the number of accounts to which the intermediary provided such services, or a percentage, as of March 31, 2009, up to 0.40% annually of the average value of Fund shares held in such accounts. The Fund paid a portion of such fees, which are intended to compensate the authorized agent for its provision of services of the type that would be provided by the Fund’s transfer agent or other service providers if the shares were registered on the books of the Fund’s transfer agent. The balance of the fees incurred was paid by the Adviser. The Fund’s expenses incurred for services provided by authorized agents were included in “Transfer agent fees” in the Statement of Operations. The table below shows the fees and expenses to the Fund’s transfer agent and the fees to authorized agents incurred by each class of the Fund during the six months ended March 31, 2009:

	Six Months Ended 3/31/09
	Fees and Expenses to Transfer Agent	Fees to Authorized Agents	Total
Institutional Shares	$8,992	$-	$8,992
Advisor Shares	14,424	2,363	16,787

17

NOTES TO FINANCIAL STATEMENTS

(k)	Commission recapture – The Fund had the ability to direct portfolio trades to various brokers that have agreed to rebate a portion of the commissions generated. The Fund received no commission recapture rebates for the six months ended March 31, 2009.

(l)	Use of estimates – The preparation of financial statements in conformity with United States generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(m)	Indemnifications – In the normal course of business, the Fund has entered into contracts in which the Fund agrees to indemnify the other party or parties against various potential costs or liabilities. The Fund’s maximum exposure under these arrangements is unknown. No claim had been made for indemnification pursuant to any such agreement of the Fund.

(n)	Other – Dividend income less foreign taxes withheld, if any, was generally recorded on the ex-dividend date. In some cases, the information was not available to the Fund on the ex-dividend date. In such cases, which may have included private placements and foreign securities, dividends were recorded as soon after the ex-dividend date as reliable information became available to the Fund. Non-cash dividends included in dividend income, if any, were generally recorded at the fair market value of securities received. Interest income was reported on the accrual basis. Distributions to shareholders were recorded on the ex-dividend date. Expenses attributable to Artisan Funds were generally allocated to each Artisan Fund based on net assets. However, other expense allocation methodologies were used, depending on the nature of the expense item. Expenses attributable to a particular Fund or class were allocated directly to that Fund or class.

The character of income and net realized gains and losses may differ in some instances for financial statement and tax purposes and may result in reclassification of permanent differences among certain capital accounts to more appropriately conform financial accounting to tax characterizations of dividend and capital gain distributions.

Emerging Markets Fund generally imposed a 2% redemption fee on shares held 90 days or less. Those redemption fees were recorded as a reduction in the cost of shares redeemed and had the primary effect of increasing paid-in capital. The Fund reserved the right to waive or reduce the 2% redemption fee on shares held 90 days or less at its discretion when the Fund believed such waiver was in the best interests of the Fund, including but not limited to when it determined that imposition of the redemption fee was not necessary to protect the Fund from the effects of short-term trading. The Fund waived the fee on redemption of shares held by certain authorized agents or other Fund intermediaries and otherwise in accordance with the Fund’s prospectus.

(3)	Transactions with affiliates:

The Adviser, with which the officers and a director of Artisan Funds were affiliated, provided investment advisory and administrative services to the Fund. In exchange for those services, Emerging Markets Fund paid a monthly management fee to the Adviser at the annual rate of 1.05% of the Fund’s average daily net assets.

The Adviser has voluntarily undertaken to reimburse Emerging Markets Fund for any ordinary operating expenses in excess of 1.50% of average daily net assets, annually.

18

NOTES TO FINANCIAL STATEMENTS

The officers and director of Artisan Funds who are affiliated with the Adviser receive no compensation from the Funds.

Each director who was not an affiliated person of the Adviser received an annual retainer, payable quarterly, as well as reimbursement of expenses related to his duties as a director of Artisan Funds. The amount of the annual retainer increases by $10,000 with each new series of Artisan Funds and, during the six months ended March 31, 2009, was at the annual rate of $170,000. In addition, the non-interested chair of the board of directors received an annual retainer of $60,000, payable quarterly, and each chair of a board committee who was a non-interested director received an annual retainer of $30,000, payable quarterly. These fees were generally allocated to each of the Artisan Funds based on net assets, subject to a minimum allocation of $1,500 to each Fund per quarter.

Artisan Funds has adopted a deferred compensation plan for directors who are not affiliated persons of the Adviser that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Funds. For purposes of determining the amount owed to the directors under the plan, deferred amounts were invested in shares of Artisan Funds as selected by the individual directors. The Fund purchased shares of Artisan Funds selected for deferral by the director in amounts equal to his investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets were included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the plan did not affect the net assets of the Fund, and did not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the plan.

Shares of Artisan Funds were offered for sale by Artisan Distributors LLC (“Distributors”). Distributors is wholly owned by the Adviser. All distribution expenses relating to the Fund was paid by the Adviser.

(4)	Line of credit arrangement:

Artisan Funds is party to a line of credit agreement with State Street Bank and Trust Company (“SSB”), which expires August 2009, under which the Fund may borrow up to the lesser of (a) $75 million or (b) the lesser of (i) 10% of its adjusted net assets, with adjusted net assets being total assets less liabilities and the value of any assets pledged to anyone other than SSB, (after giving effect to the loan) or (ii) the maximum amount the Fund may have borrowed under the Investment Company Act of 1940, the limitations included in the Fund’s prospectus, or any limit or restriction under any law or regulation to which the Fund was subject or any agreement to which the Fund or Artisan Funds is a party; provided that the aggregate borrowings by all Artisan Funds may not exceed $100 million. Artisan Funds paid a commitment fee at the annual rate of 0.10% on the unused portion of the line of credit. Interest would have been charged on any borrowings at the current Federal Funds rate plus 0.50%. The use of the line of credit was generally restricted to temporary borrowing for extraordinary or emergency purposes. During the six months ended March 31, 2009, there were no borrowings under the line of credit for Emerging Markets Fund.

19

NOTES TO FINANCIAL STATEMENTS

(5)	Investment transactions:

The cost of securities purchased and the proceeds from the sale of securities (excluding short-term securities) for the six months ended March 31, 2009 were as follows:

Security Purchases	Security Sales
$26,049,135	$11,915,282

(6)	Information for Federal income tax purposes:

For Federal income tax purposes, the cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on investments as of March 31, 2009 were as follows:

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized (Depreciation) on Investments
$103,231,309	$495,622	$(39,536,639)	$(39,041,017)

The difference between cost of investments for financial reporting and cost of investments for Federal income tax purposes was due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale loss deferrals and passive foreign investment company transactions).

The tax characterization of ordinary income dividends and long-term capital gain distributions paid during the six months ended March 31, 2009 and the year ended September 30, 2008 were as follows:

Six Months Ended 3/31/09		Year Ended 9/30/08
Ordinary Income Dividends	Long-Term Capital Gain Distributions	Ordinary Income Dividends	Long-Term Capital Gain Distributions
$862,446	$ -	$1,241,033	$283,412

Ordinary income dividends and long-term capital gain distributions were determined in accordance with income tax regulations that may differ from U.S. generally accepted accounting principles. These differences were due to differing treatments for items such as net short-term gains, wash sale loss deferrals, passive foreign investment company transactions, foreign currency transactions, net investment losses and post-October losses.

Additional tax information as of and for the year ended September 30, 2008 follows:

As of 9/30/08
Undistributed Ordinary Income	Undistributed Long-Term Gain	Post- October Losses
$861,738	$ -	$1,191,524

As of September 30, 2008, the Fund did not have a capital loss carryover.

20

NOTES TO FINANCIAL STATEMENTS

(7)	Fund share activities:

Capital share transactions for the Fund were as follows:

Six months ended March 31, 2009	Institutional Shares	Advisor Shares
Proceeds from shares issued	$11,666,628	$2,981,817
Net asset value of shares issued in reinvestment of dividends and distributions	801,388	55,689
Cost of shares redeemed(1)	(1,480,653)	(96,171)

Net increase (decrease) from fund share transactions	$10,987,363	$2,941,335

Shares sold	1,633,017	415,964
Shares issued in reinvestment of dividends and distributions	104,212	7,232
Shares redeemed	(213,036)	(13,276)

Net increase (decrease) in capital shares	1,524,193	409,920

Year ended September 30, 2008	Institutional Shares	Advisor Shares(2)
Proceeds from shares issued	$86,328,968	$3,862,647
Net asset value of shares issued in reinvestment of dividends and distributions	1,510,191	-
Cost of shares redeemed(1)	(1,424,727)	(2,084)

Net increase (decrease) from fund share transactions	$86,414,432	$3,860,563

Shares sold	5,178,178	287,867
Shares issued in reinvestment of dividends and distributions	93,337	-
Shares redeemed	(113,088)	(177)

Net increase (decrease) in capital shares	5,158,427	287,690

(1)	Net of redemption fees of:

	3/31/2009	9/30/2008
Institutional Shares	$618	$420
Advisor Shares	36	8

(2)	For the period from commencement of operations (June 2, 2008) through September 30, 2008.

(8)	Recent Accounting Pronouncements:

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161). FAS 161 requires enhanced disclosure relating to an entity’s use of derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. This standard was issued and is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the implications of FAS 161 and the impact on the Fund’s financial statement disclosures, if any.

In April 2009, the FASB issued Statement of Financial Accounting Standards Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions that are not Orderly”

21

NOTES TO FINANCIAL STATEMENTS

(FSP FAS 157-4). FSP FAS 157-4 provides guidance on (1) estimating the fair value of an asset or liability when the volume and level of activity for the asset or liability have significantly decreased and (2) identifying transactions that are not orderly. This FASB Staff Position was issued and is effective for interim and annual periods ending after June 15, 2009. Management is currently evaluating the implications of FSP FAS 157-4 and the impact on the Fund’s financial statement disclosures, if any.

22

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of Artisan Funds, you may incur transaction costs, including redemption fees, and you will incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2008 to March 31, 2009.

Actual Expenses

The first line below the Fund’s name in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the name of the Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line below the Fund’s name in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for the six months ended March 31, 2009 and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/2008	Ending Account Value 3/31/2009	Expenses Paid During Period 10/1/2008-3/31/2009(1)
Artisan Emerging Markets Fund - Advisor Shares
Actual	$1,000.00	$692.00	$6.33
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54

(1)

Expenses are equal to the Fund’s ratio of expenses to average net assets for the six-month period ended March 31, 2009 (shown below), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Fund	Annualized Ratio of Expenses to Average Net Assets for the Six-Month Period Ended March 31, 2009
Artisan Emerging Markets Fund - Advisor Shares(a)	1.50%

(a)	The annualized ratio of expenses to average net assets excludes expenses waived or paid by the Adviser.

23

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Artisan Partners Limited Partnership (“Artisan Partners”) is responsible for management of the Funds’ investment portfolios and for overall management of the Funds’ business and affairs pursuant to investment advisory agreements dated May 10, 2006 (Emerging Markets Fund); August 9, 2007 (Global Value Fund); December 28, 1995, as amended November 17, 2005 (International Fund); November 7, 2001 (International Small Cap Fund); August 9, 2002 (International Value Fund); April 10, 1997 (Mid Cap Fund); January 25, 2001 (Mid Cap Value Fund); February 9, 2006 (Opportunistic Value Fund); March 27, 1995 (Small Cap Fund); and August 20, 1997 (Small Cap Value Fund) (each, an “Advisory Agreement” and together, the “Advisory Agreements”). The investment advisory agreement for Opportunistic Growth Fund dated May 15, 2008 continues through November 30, 2009, and so was not considered at the meetings described below. Artisan Partners is a Delaware limited partnership, the sole general partner of which is Artisan Investment Corporation. Artisan Investment Corporation was incorporated on December 7, 1994 for the sole purpose of acting as general partner of Artisan Partners. Artisan Investment Corporation is owned by ZFIC, Inc., a Wisconsin Corporation, which is controlled by Mr. Ziegler and Ms. Ziegler, who together own 100% of its voting stock. The principal address of Artisan Partners is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.

The Advisory Agreement for each Fund may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of Artisan Funds who are not “interested persons” of Artisan Funds or Artisan Partners cast in person at a meeting called for the purpose of voting on such approval, and (b) by the board of directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. Each Advisory Agreement provides that Artisan Partners shall not be liable for any loss suffered by a Fund or its shareholders as a consequence of any act or omission in connection with investment advisory or portfolio services under the Advisory Agreement, except by reason of willful misfeasance, bad faith, or gross negligence on the part of Artisan Partners in the performance of its duties or from reckless disregard by Artisan Partners of its obligations and duties under the Advisory Agreement. Each Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The directors of Artisan Funds held a special meeting of the board on October 30, 2008 (the “Special Meeting”), at which meeting they gave preliminary consideration to information bearing on the continuation of each Advisory Agreement for the period from December 1, 2008 through November 30, 2009. The primary purpose of the Special Meeting was to ensure that the directors had ample opportunity to consider matters they deemed relevant in considering the continuation of the Advisory Agreements, and to request any additional information they considered reasonably necessary to their deliberations, without undue time constraints.

The independent directors of Artisan Funds next met in executive session on November 12, 2008 with their independent counsel to further consider the matters reviewed at the Special Meeting and to reach certain conclusions in connection with the review and approval of the Advisory Agreements. The full board then met at a regular meeting on November 13, 2008, at which time the board approved the continuation of each Advisory Agreement from December 1, 2008 through November 30, 2009.

Prior to the Special Meeting, independent counsel to the independent directors sent to Artisan Partners a request for information to be provided to the directors in connection with their consideration of the continuation of the Advisory Agreements. Artisan Partners provided materials to the directors in response to that request, other information Artisan

24

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Partners believed was useful in evaluating the continuation of the Advisory Agreements and extensive reports prepared by Lipper Inc. (“Lipper”), an independent source of investment company data, relating to each Fund’s performance and expenses compared to the performance and expenses of a relatively small peer group and a larger peer universe of funds determined by Lipper to be comparable. Artisan Partners also provided additional reports prepared by Lipper comparing certain of the Funds’ performance and expenses to peer groups and peer universes with a different style classification that Artisan Partners believed was more appropriate for comparative purposes than the style classification originally selected by Lipper. The directors also received and reviewed a memorandum from their independent counsel regarding the directors’ responsibilities in evaluating the Funds’ Advisory Agreements.

In evaluating the Advisory Agreements, the directors reviewed the available information and discussed with representatives of Artisan Partners each Fund’s operations, the nature, extent and quality of the advisory and other services provided by Artisan Partners to the Funds, the overall expense ratios of each class of shares of the Funds, and economies of scale and other benefits derived by Artisan Partners from its relationship with the Funds. In addition to the third party reports by Lipper and the memorandum from independent counsel, the directors reviewed information provided prior to and presented at the Special Meeting concerning the following:

•

Artisan Partners’ personnel and methods, including: Artisan Partners’ assessment of its ability to attract and retain capable research, advisory and administrative personnel through compensation programs and equity participation and Artisan Partners’ assessment of recent hiring and retention experience; the compensation of Artisan Partners’ personnel with primary responsibility for managing the Funds; the time and attention of Artisan Partners’ investment personnel devoted to the Funds; Artisan Partners’ research and decision-making processes, including methods adopted to ensure compliance with investment objectives, policies and restrictions of the portfolios of the Funds; the policies relating to the assignment of Artisan Partners’ personnel to the various Funds’ portfolios; the adequacy and sophistication of Artisan Partners’ technology and systems with respect to investment and administrative matters; and the education, experience and number of Artisan Partners’ advisory personnel;

•

The terms of each Advisory Agreement, including: a list of services performed by Artisan Partners; how the services performed by Artisan Partners under each Advisory Agreement differ from: (a) the services performed by Artisan Partners under other advisory agreements with registered investment companies or other accounts, and (b) the services typically performed by an investment adviser for registered investment companies and other accounts; Artisan Partners’ responsibility for making investment decisions and for observing investment objectives, policies, and restrictions; Artisan Partners’ standard of care; and termination provisions;

•

Each Fund’s short- and long-term investment performance, including comparisons for various time periods with (a) other Artisan Partners client accounts managed in the same investment strategy, (b) other mutual funds having similar investment objectives, and (c) appropriate market indices;

•	Litigation pending, threatened or settled involving Artisan Partners, and the results of any audits, investigations or examinations of the Securities and Exchange Commission (the “SEC”);

25

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•

Information regarding fee arrangements, including: a comparison of the Funds’ total expenses and total expense ratios with other mutual funds (taking into account factors bearing on comparability, such as size, account-level charges, and investment objective); the method of computing fees; the frequency of payment of fees; a comparison of the fees charged by Artisan Partners to the Funds with the advisory fees charged by other investment advisers for managing mutual funds and other accounts with similar investment objectives and strategies; voluntary or contractual advisory fee limitations or reductions and relationship of fees to any fee limitation; the possible cost savings by Artisan Partners, incentives to effect savings, and sharing of savings with the Funds; any economies of scale as reflected in the basic management fees and any sliding scale reflecting increased size; a comparison of the fees charged by Artisan Partners to the Funds with the fees charged by Artisan Partners to other accounts managed by Artisan Partners in the same investment strategies, including other mutual funds for which Artisan Partners provides sub-advisory services; and information regarding other expenses, including expenses incurred by Artisan Partners and Artisan Distributors, LLC;

•

Potential “fall-out” benefits gained by Artisan Partners or its affiliates from its relationship with the Funds, in addition to the advisory fees, including: receipt of research paid for with commissions; the benefits to Artisan Partners in attracting and retaining other clients; and the method of estimating other benefits;

•

Brokerage and portfolio transactions, including: the standards and performance in seeking best execution, commissions paid, including commissions by purpose; allocation of brokerage for research and other services (“soft dollars”); Artisan Partners’ practices in light of SEC guidance under Section 28(e) of the Securities Exchange Act of 1934; research purchased with Artisan Partners’ cash; research available for purchase by cash; the execution of portfolio transactions through brokers who sell the Funds’ shares and steps taken to comply with Rule 12b-1(h) under the 1940 Act; and portfolio turnover rates;

•	Artisan Partners’ financial condition and stability;

•

The profitability to Artisan Partners of its relationship with each Fund, including: unaudited schedules showing Artisan Partners’ revenue, expenses and profits in providing services to the Funds, on a Fund-by-Fund basis; the assumptions and allocation methodologies utilized for profitability analysis; and Artisan Partners’ profit margins and comparisons with Artisan Partners’ profit margins on other accounts managed by Artisan Partners; and

•

Potential conflicts of interest between the Funds and Artisan Partners and circumstances and actions addressing or bearing on potential conflicts of interest, including: the type and number of other clients served by Artisan Partners; the basis of sharing personnel, services, research and advice among clients; the basis of decisions to buy or sell securities for the Funds and other clients where the same security might be bought or sold for a number of clients; the basis of allocating purchases and sales of the same security, including initial public offerings, among the Funds and other clients of Artisan Partners; the possible advantages, including economies of scale, and disadvantages in having an investment adviser that has other clients; Artisan Partners’ investments on its own behalf and possible conflicts with the Funds; Artisan Partners’ code of ethics; and Artisan Partners’ proxy voting policies.

26

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

At the end of the Special Meeting, after discussion and consideration of the information presented, the independent directors met in executive session with their independent counsel and subsequently requested updated information regarding implicit trading costs.

On November 12, 2008, the independent directors again met separately with their independent counsel to review and discuss relevant information regarding the continuation of the Advisory Agreements and the information presented and discussed at the Special Meeting. In the course of this review process, the independent directors reviewed and discussed the following information:

The nature, extent, and quality of Artisan Partners’ services. The independent directors reviewed the nature, extent, and quality of Artisan Partners’ services to the Funds and considered the following:

•

Because Artisan Partners’ principal responsibility is management of the Funds’ investment portfolios, the investment performance achieved by Artisan Partners is an important measure of the quality of the services provided.

•

Besides investment management, Artisan Partners provides the Funds with general administration services, including the preparation of regulatory filings, supervision of the pricing of the Funds’ portfolios and calculation of net asset value, provision of services to certain of the Funds’ shareholders and management of the Funds’ relationships with its third party service providers, including its custodian, fund accounting agent, transfer agent, lawyers and auditors.

•	The quality of Artisan Partners’ services to the Funds in absolute terms and relative to mutual fund industry standards.

•	The sufficiency and quality of Artisan Partners’ personnel.

•	· Artisan Partners’ financial condition.

The investment performance of each Fund. The independent directors reviewed each Fund’s short-term and long-term investment performance compared to broad-based and style specific market indexes for periods ended June 30, 2008 and September 30, 2008, Morningstar Ratings™ (for those Funds rated by Morningstar), and Lipper rankings. The independent directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy. In reaching that conclusion, the independent directors considered the following:

•

Because of each Fund’s style specific investment strategy, the investment performance of each Fund, and in particular, its performance compared to a broad-based market index, is affected by the relative performance of growth-oriented stocks and value-oriented stocks in the market overall.

27

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

•	A Fund’s relative performance in the Lipper performance universe may be significantly influenced by the style category in which Lipper places the Fund.

•	The performance of each Fund, without taking expenses into account, was consistent with the performance, before expenses, of other accounts managed by Artisan Partners in the same investment strategy.

Cost of services, economies of scale, and benefits derived by Artisan Partners. The independent directors reviewed the overall expense ratio of each class of shares of each Fund in comparison to the expense ratios of its peers in relation to the nature and quality of services provided and in relation to the fees Artisan Partners charges its other clients who have similar investment strategies and objectives (but to whom Artisan Partners generally provides few or no services other than portfolio management). The independent directors considered whether shareholders of the Funds have benefited or will benefit from economies of scale under the management fee structures in the Advisory Agreements. The independent directors reviewed breakpoints in the fee schedules in place for each Fund other than Emerging Markets Fund and International Small Cap Fund. The independent directors considered the fact that International Small Cap Fund was closed at a relatively low asset level and that as a result Artisan Partners had not (and was not likely) to enjoy economies of scale in its management. With respect to the Emerging Markets Fund, the independent directors considered the relatively low initial fee schedule put in place to generate investor interest. In their review, the independent directors considered the following:

•

The rates of fees paid by each Fund to Artisan Partners have been relatively stable or have declined as breakpoints have been realized, but the aggregate dollar amounts of the fees paid have increased as the Funds have grown.

•

In return for its services, each Fund (other than Emerging Markets Fund, Global Value Fund, International Small Cap Fund and Opportunistic Value Fund) pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $500 million; 0.975% of average daily net assets on the next $250 million; 0.950% of average daily net assets on the next $250 million; and 0.925% of average daily net assets over $1 billion. The fees paid by International Fund to Artisan Partners are reduced to 0.900% of the Fund’s average daily net assets over $12 billion. Emerging Markets Fund pays Artisan Partners a monthly fee at the annual rate of 1.050% of the Fund’s average daily net assets. Global Value Fund pays Artisan Partners a monthly fee at the annual rate of 1.000% of the Fund’s average daily net assets up to $1 billion; 0.975% of average daily net assets from $1 billion to $4 billion; 0.950% of average daily net assets from $4 billion to $8 billion; 0.925% of average daily net assets from $8 billion to $12 billion; and 0.900% of average daily net assets over $12 billion. International Small Cap Fund pays Artisan Partners a monthly fee at the annual rate of 1.250% of the Fund’s average daily net assets. Opportunistic Value Fund pays Artisan Partners a monthly fee at the annual rate of 0.900% of the Fund’s average daily net assets up to $1 billion; 0.875% of average daily net assets from $1 billion to $4 billion; 0.850% of average daily net assets from $4 billion to $8 billion; 0.825% of average daily net assets from $8 billion to $12 billion; and 0.800% of average daily net assets in excess of $12 billion.

Profitability of Artisan Partners. The independent directors reviewed a profitability analysis for Artisan Partners for the twelve-month period ended June 30, 2008, including a comparison of the fees charged to the Funds and Artisan Partners’ separate account clients. The independent directors also considered the fact that the relationship with each of the

28

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Funds being reviewed, except Emerging Markets Fund and Global Value Fund, was profitable to Artisan Partners during the twelve months ended June 30, 2008.

Other benefits derived by the Funds or Artisan Partners. The independent directors then reviewed the potential benefits that Artisan Partners may derive as a result of its relationship with the Funds, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return. The independent directors considered two potential benefits to Artisan Partners: (a) the potential conversion of a Fund shareholder to a separate account client; and (b) the acquisition of research products and services in return for commissions (“soft dollars”). The independent directors noted that, although Artisan Partners derives or may derive those additional benefits, the Funds also benefit in similar fashion. In reaching those conclusions, the independent directors considered the following:

•

Artisan Partners does not solicit the Funds’ shareholders to become separate account clients nor to purchase other goods or services provided by Artisan Partners or its affiliates. Artisan Partners refers potential separate account clients that do not meet Artisan Partners’ minimum separate account size requirements to the Funds.

•

Artisan Partners utilizes third party research products and services and proprietary research from executing brokers paid for by the Funds and other clients of Artisan Partners with soft dollars. Artisan Partners’ use of soft dollars provides Artisan Partners, and thereby the Funds, with access to third party and proprietary research and also helps Artisan Partners maintain important and open relationships with brokers. Each Artisan Partners’ investment team that obtains third party and proprietary research uses such research on behalf of the client accounts it manages, including the Funds.

The directors concluded their annual Advisory Agreement review at a regularly scheduled meeting on November 13, 2008. At the November 13th meeting, the independent directors and their independent counsel reviewed with the full board the information discussed at the Special Meeting and the November 12th meeting. The directors then considered whether any further discussion or review was necessary, concluding that the Special Meeting and the information reviewed by the independent directors at the November 12th and 13th meetings provided a strong basis for considering the continuation of the Advisory Agreements. The directors then reviewed and affirmed each of the following conclusions:

The nature, extent, and quality of Artisan Partners’ services. The directors concluded that the nature and extent of Artisan Partners’ services to the Funds was appropriate and consistent with, and in some cases more advantageous to the Funds than, the terms of the Advisory Agreements. The directors concluded that the quality of Artisan Partners’ services has been consistently high, with no material deficiencies.

The investment performance of each Fund. The directors concluded that each of Emerging Markets Fund, Global Value Fund, International Fund, International Small Cap Fund, International Value Fund, Mid Cap Fund, Mid Cap Value Fund, Opportunistic Value Fund and Small Cap Value Fund had met its long-term performance standards by adhering to its investment strategy and outperforming its peers over long-term or since inception periods. After extensive discussion and a special presentation by the investment management team of Small Cap Fund, the directors concluded that, over the long-term, Small Cap Fund had adhered to its investment strategy and that performance on both a relative and absolute basis was acceptable. The directors also determined that, over shorter periods, each Fund had adhered to its investment strategy.

29

FACTORS CONSIDERED IN RENEWING THE FUNDS’ ADVISORY AGREEMENTS

Cost of services, economies of scale and benefits derived by Artisan Partners. The directors concluded that the costs of the services provided by Artisan Partners and the profits realized are reasonable in relation to the nature and quality of services provided and in comparison to fees Artisan Partners charges to other clients who have similar investment strategies and objectives, for which it provides few or no services other than portfolio management. The directors concluded that the Funds’ overall expense ratios are competitive and demonstrate Artisan Partners’ history of effective management of the Funds’ business and affairs. The directors also concluded that the shareholders of the Funds (except for International Small Cap Fund and Emerging Markets Fund) have appropriately benefited from economies of scale under the management fee structures in the Advisory Agreements. It was also concluded that Artisan Partners had not achieved (nor was likely to achieve) economies of scale in the management of International Small Cap Fund, because it closed at a small asset level. The directors also concluded that Artisan Partners had put in place a low initial fee schedule in lieu of breakpoints for Emerging Markets Fund.

Other benefits derived by the Funds or Artisan Partners. The directors concluded that, other than the services provided by Artisan Partners pursuant to the Advisory Agreements and the management fees paid in return, the Funds and Artisan Partners may potentially benefit from their relationship with each other in several ways. For Artisan Partners, the directors concluded there were two primary fall-out benefits: (1) the potential conversion of Fund shareholders to separate account clients; and (2) the acquisition of research products and services in return for commissions (“soft dollars”). The directors concluded that, although Artisan Partners derives or may derive those additional benefits, the Funds also could benefit from conversions of Artisan Partners’ separate account clients to Fund shareholders and from the institutional shareholders who choose to invest in the Funds because they want Artisan Partners’ services but do not meet Artisan Partners’ minimum separate account size requirements. The directors also concluded that the Funds benefit from Artisan Partners’ use of soft dollars generated with respect to its separate account clients.

Following those discussions, the board approved the continuation of each Advisory Agreement through November 30, 2009 by the unanimous vote of all directors and also by the unanimous vote of all the “non-interested” directors.

30

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

The discussion of the Fund included in this report includes statistical information about the portfolio of the Fund. Except as otherwise noted, that information is as of March 31, 2009. That information will vary with changes in the Fund’s portfolio investments. The performance information for the Fund relative to its benchmark index discussed in this report was prepared by the Adviser using information reported by FactSet Databases (“FactSet”). For the purposes of assigning portfolio securities to a particular country, the Adviser considers an issuer to be from a particular country as designated by its securities information vendors. The Adviser currently uses MSCI as its primary source and FactSet as a secondary source for this information. In the event (i) the Adviser’s securities information vendors do not assign a security to a particular country or if the published classification appears to be erroneous, or (ii) its primary vendor does not assign a security to a particular country and the secondary vendor has assigned a security to a particular country by using a methodology that is not the same as the methodology the primary vendor uses to assign a country, the Adviser assigns the security to a country using the primary vendor’s published criteria (to the extent available) or the Adviser’s own judgment. The primary information vendor’s criteria include the identity of the jurisdiction of the issuer’s incorporation, the main equity trading market for the issuer’s securities, the geographical distribution of the issuer’s operations and the location of the issuer’s headquarters. Country designations may change over time.

For the purposes of assigning portfolio securities to a particular sector and industry, the Adviser assigns securities in accordance with the sector and industry classifications of the Global Industry Classification Standard (GICS®) developed by MSCI and Standard & Poor’s (to the extent available) as a primary source and FactSet (to the extent available) as a secondary source for this information. In the event the Adviser’s securities information vendors do not classify a security to a particular sector or industry or if the published classification appears to be erroneous, the Adviser classifies the security according to its own judgment, using other securities information vendors, the company description and other publicly available information about the company’s peer group. Sector and industry classifications may change over time.

The names of portfolio securities reflected in this report are as reported by the Fund’s data providers, may not represent the legal name of the entity and, in some cases, are translations of non-English names.

Descriptions of Indices

The Fund’s performance is compared in this report to changes in a broad-based index of changes in prices of securities in the market in which the Fund invests. This index is unmanaged and its returns include reinvested dividends. Unlike the Fund’s returns, the returns of the index do not include the payment of sales commissions or other expenses that would be incurred in the purchase or sale of the securities included in the index. An investment cannot be made directly in an index. Fair value pricing is not employed by market indices.

The index to which the Fund is compared is the Morgan Stanley Capital International Emerging Markets IndexSM, a market-weighted index of companies in emerging markets.

Trademarks

Trademarks and copyrights relating to the indices and products of portfolio companies mentioned in this report are owned by their respective owners. Except as otherwise

31

NOTES ON MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE AND PORTFOLIO HOLDINGS’ CLASSIFICATION

indicated, the trademarks, including names, logos, slogans and service marks appearing in this report are the property of the Adviser and may not be copied, reproduced, published or in any way used without written permission.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Artisan Partners Limited Partnership. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The MSCI information may only be used by the reader, may not be reproduced or redisseminated in any form and may not be used to create any financial instruments or products or any indices. The MSCI information is provided on an “as is” basis and the reader of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall MSCI Parties have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages.

Russell Investment Group is the source and owner of the Russell Index data contained or reflected in this material and all trademarks and copyrights related thereto. The presentation may contain confidential information and unauthorized use, disclosure, copying, dissemination or redistribution is strictly prohibited. This is a presentation of Artisan Funds, Inc. Russell Investment Group is not responsible for the formatting or configuration of this material or for any inaccuracy in Artisan Funds’ presentation thereof.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of Artisan Funds’ proxy voting policies and procedures, without charge, upon request by calling 866.574.1770. That information also is included in the Fund’s statement of additional information, which is available without charge, upon request, by calling 866.574.1770 and on the Securities and Exchange Commission’s website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the twelve-month period ended June 30 is available without charge, on the Fund’s website at www.artemf.com and on the Securities and Exchange Commission’s website at www.sec.gov.

32

INFORMATION ABOUT PORTFOLIO SECURITIES

Artisan Funds files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the quarters ending December 31 and June 30 (the first and third quarters of the Fund’s fiscal year) on Form N-Q. The Fund’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. You also may review and copy those documents by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 800.SEC.0330.

33

ARTISAN FUNDS P.O. BOX 8412 BOSTON, MA 02266-8412 866.574.1770

Item 2.	Code of Ethics.

Not applicable for semiannual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The Schedules of Investments in securities of unaffiliated issuers as of March 31, 2009 are included as part of the semiannual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes to report.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1)	Not applicable for semiannual reports

(2)	Certifications of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii)

(b)	Certification of Andrew A. Ziegler, Principal Executive Officer and Lawrence A. Totsky, Principal Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, attached hereto as Exhibit (b)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Funds, Inc.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	May 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew A. Ziegler
Andrew A. Ziegler
Principal Executive Officer

Date:	May 19, 2009

By:	/s/ Lawrence A. Totsky
Lawrence A. Totsky
Principal Financial Officer

Date:	May 19, 2009